              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 333-53023

================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 11             [X]



                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              [ ]

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)

This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements, and Part C.

It is proposed that this filing will become effective (check appropriate box):

[  ]  immediately upon filing to paragraph (b) of Rule 485


[  ]  on (date) pursuant to paragraph (b) of Rule 485


[  ]  60 days after filing pursuant to paragraph (a) of Rule 485


[X] on May 1, 2002 pursuant to paragraph (a) of Rule 485


If appropriate check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings..................................................................................Item 32

                   THE FOLLOWING PROSPECTUS IS ASSOCIATED WITH
                  CONTRACTS ISSUED ON OR AFTER THE LATER OF MAY
                  1, 2002 OR THE DATE ON WHICH STATE INSURANCE
                     AUTHORITIES APPROVE APPLICABLE CONTRACT
                                 MODIFICATIONS.

                        NATIONWIDE LIFE INSURANCE COMPANY

          Flexible Purchase Payment Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account-9

                   The date of this prospectus is May 1, 2002.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value

DREYFUS
     -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
     -    Dreyfus Stock Index Fund, Inc.: Initial Shares
     -    Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial
          Shares

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
     -    Dreyfus GVIT Mid Cap Index Fund: Class I
     -    Federated GVIT Equity Income Fund: Class I*
     -    Federated GVIT High Income Bond Fund: Class I
     -    Gartmore GVIT Emerging Markets Fund: Class I
     -    Gartmore GVIT Global Financial Services Fund: Class III
     -    Gartmore GVIT Global Health Sciences Fund: Class III
     -    Gartmore GVIT Global Technology and Communications Fund: Class I
     -    Gartmore GVIT Global Utilities Fund: Class III
     -    Gartmore GVIT Government Bond Fund: Class I
     -    Gartmore GVIT Growth Fund: Class I
     -    Gartmore GVIT International Growth Fund: Class I
     -    Gartmore GVIT Investor Destinations Funds
          -    Gartmore GVIT Investor Destinations Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderate Fund
          -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund

          -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Money Market Fund: Class I
     -    Gartmore GVIT Total Return Fund: Class I
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III
     -    Gartmore GVIT U.S. Leaders Fund: Class III
     - Gartmore GVIT Worldwide Leaders Fund: Class I (subadviser: J.P. Morgan Investment Management Inc.)
     - GVIT Small Cap Growth Fund: Class I (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
     - GVIT Small Cap Value Fund: Class I (formerly, (subadviser: The Dreyfus Corporation)

     - GVIT Small Company Fund: Class I (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)

     -    J.P. Morgan GVIT Balanced Fund: Class I*
     -    MAS GVIT Multi Sector Bond Fund: Class I*
     -    Strong GVIT Mid Cap Growth Fund: Class I

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

MORGAN STANLEY
   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     -    Emerging Markets Debt Portfolio
     -    Mid Cap Growth Portfolio
     -    U.S. Real Estate Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     -    Oppenheimer Aggressive Growth Fund/VA
     -    Oppenheimer Capital Appreciation Fund/VA
     -    Oppenheimer Global Securities Fund/VA
     -    Oppenheimer Main Street Growth & Income Fund/VA

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page __.
--------------------------------------------------------------------------------


For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options; or
     -    required Nationwide forms,

call:      1-800-848-6331
       TDD 1-800-238-3035

or write:
         NATIONWIDE LIFE INSURANCE COMPANY
         P.O. BOX 16609
         COLUMBUS, OHIO  43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:
-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF STANDARD CONTRACT EXPENSES.........................

ADDITIONAL CONTRACT OPTIONS...................................

SUMMARY OF ADDITIONAL CONTRACT OPTIONS........................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................

TYPES OF CONTRACTS............................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS...........................................
     Death Benefit Option
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional
         Retirement Plan

LOAN PRIVILEGE................................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit
         Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts

     Required Distributions for Tax Sheltered Annuities,
     Individual Retirement Annuities and Roth IRAs


FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens

     Federal Estate, Gift, and Generation Skipping
        Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

     -    the contract owner meets an available exception under the contract; or

     - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)..........................7%(1)

Range of CDSC over time:

--------------------------------------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
--------------------------------------------------------
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:


(a) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or


(b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or other Qualified Plans.

VARIABLE ACCOUNT CHARGES(2)

(annualized rate of variable account charges as a percentage of the daily net assets)


Mortality and Expense Risk Charges......................1.50%
   Total Variable Account Charges.......................1.50%(3)


MAXIMUM LOAN PROCESSING FEE

(per loan transaction)....................................$25

Nationwide assesses a $25 loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee ("see Loan Privilege").

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3) Charges shown include the One-Year Step Up Death Benefit which is standard to every contract (see "Death Benefit Payment").

ADDITIONAL CONTRACT OPTIONS


For an additional charge, the following options are available to contract owners. Not all options are available in every state. These options must be elected at the time of application and will replace the corresponding standard contract benefit.


If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the underlying mutual funds and are charged as a percentage of the average variable account value.

DEATH BENEFIT OPTIONS


Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract if the option has been approved by state insurance authorities:

Greater of One-Year or 5% Enhanced Death
Benefit with Long Term Care/Nursing Home
Waiver Option............................................0.10%

    Total Variable Account Charges
    (including this option only).........................1.60%

If the death benefit option described above has not been approved by state insurance authorities, applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract if their contract:

5% Enhanced Death Benefit Option.........................0.05%

    Total Variable Account Charges
    (including this option only).........................1.55%


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").


   Guaranteed Minimum Income Benefit
   Option 1..............................................0.45%
     Total Variable Account Charges
     (including this option only)........................1.95%

   Guaranteed Minimum Income Benefit
   Option 2..............................................0.30%
     Total Variable Account Charges
     (including this option only)........................1.80%


SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a Non-Qualified Contract may elect the Spousal Protection Annuity Option (see "Spousal Protection Annuity Option").

Spousal Protection Annuity Option........................0.10%
    Total Variable Account Charges
    (including this option only).........................1.60%

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

Beneficiary Protector Option.............................0.40%
     Total Variable Account Charges
     (including this option only)........................1.90%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.60% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).......................1.50%

   Greater of One year or 5% Enhanced Death
     Benefit with Long Term Care/Nursing
     Home Waiver Option..................................0.10%
   Guaranteed Minimum Income Benefit Option 1............0.45%
   Spousal Protection Annuity Option.....................0.10%
   Beneficiary Protector Option..........................0.40%

TOTAL VARIABLE ACCOUNT CHARGES WHEN THE MAXIMUM
  OPTIONS ARE ELECTED....................................2.55%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES


          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)



---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century
VP Income & Growth

American Century Variable Portfolios, Inc. - American Century
VP International

American Century Variable Portfolios, Inc. - American Century
VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial
Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares

Dreyfus Variable Investment Fund - Appreciation Portfolio:
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class

Fidelity VIP Growth Portfolio:  Service Class

Fidelity VIP High Income Portfolio:  Service Class

Fidelity VIP Overseas Portfolio:  Service Class

Fidelity VIP II Contrafund(R) Portfolio:  Service Class

Fidelity VIP III Growth Opportunities Portfolio:  Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I

GVIT Federated GVIT Equity Income Fund: Class I

GVIT Federated GVIT High Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging Markets Fund: Class I

GVIT Gartmore GVIT Global Financial Services Fund: Class III

GVIT Gartmore GVIT Global Health Sciences Fund: Class III

GVIT Gartmore GVIT Global Technology and Communications Fund:
Class I

GVIT Gartmore GVIT Global Utilities Fund: Class III

GVIT Gartmore GVIT Government Bond Fund: Class I

GVIT Gartmore GVIT Growth Fund: Class I

GVIT Gartmore GVIT International Growth Fund: Class I

GVIT Gartmore GVIT Investor Destinations Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market Fund: Class I

GVIT Gartmore GVIT Total Return Fund: Class I

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III

GVIT Gartmore GVIT U.S. Leaders Fund: Class III

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I

GVIT GVIT Small Cap Growth Fund: Class I

GVIT GVIT Small Cap Value Fund: Class I

GVIT GVIT Small Company Fund: Class I

GVIT J.P. Morgan GVIT Balanced Fund: Class I

GVIT MAS GVIT Multi Sector Bond Fund: Class I

GVIT Strong GVIT Mid Cap Growth Fund: Class I


---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service
Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares

Janus Aspen Series - International Growth Portfolio: Service
Shares

Neuberger Berman AMT Guardian Portfolio

Neuberger Berman AMT Mid-Cap Growth Portfolio

Neuberger Berman AMT Partners Portfolio

Oppenheimer Variable Account Funds - Oppenheimer Aggressive
Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main Street
Growth & Income Fund/VA

Strong Opportunity Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging Markets Debt
Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund


The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

             (as a percentage of underlying mutual fund net assets,
                       before reimbursements and waivers)



-------------------------------------------------------------------------------------------------------------------------
                                                                  Management        Other        12b-1          Total
                                                                     Fees         Expenses        Fees        Underlying
                                                                                                             Mutual Fund
                                                                                                               Expenses
-------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II

GVIT Gartmore GVIT Emerging Markets Fund: Class I

GVIT Gartmore GVIT Global Financial Services Fund: Class III

GVIT Gartmore GVIT Global Health Sciences Fund: Class III

GVIT Gartmore GVIT Global Technology and Communications Fund:
Class I

GVIT Gartmore GVIT Global Utilities Fund: Class III

GVIT Gartmore GVIT International Growth Fund: Class I

GVIT Gartmore GVIT Investor Destinations Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund


-------------------------------------------------------------------------------------------------------------------------
                                                                  Management        Other        12b-1          Total
                                                                     Fees         Expenses        Fees        Underlying
                                                                                                             Mutual Fund
                                                                                                               Expenses
-------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III

GVIT Gartmore GVIT U.S. Leaders Fund: Class III

Strong Opportunity Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging Markets
Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund


Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.

                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES
        (as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading)


-------------------------------------------------------------------------------------------------------------------------
                    Underlying Mutual Fund                                        Short-Term Trading Fee
-------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III                              1.00%
GVIT Gartmore GVIT Global Health Sciences Fund: Class III                                 1.00%
GVIT Gartmore GVIT Global Utilities Fund: Class III                                       1.00%
GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                    1.00%
GVIT Gartmore GVIT U.S. Leaders Fund: Class III                                           1.00%

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.

These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 2.55%, which is the maximum variable account charge for the maximum number of optional benefits.


For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.



-----------------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract       If you do not surrender your   If you annuitize your contract at
                              at the end of the applicable         contract at the end of the     the at the end of the applicable
                                      time period                    applicable time period                  time period
-----------------------------------------------------------------------------------------------------------------------------------
                             1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.        1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable                                                                          *
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable                                                                          *
Portfolios, Inc. - American
Century VP International

American Century Variable                                                                          *
Portfolios, Inc. - American
Century VP Value

The Dreyfus Socially                                                                               *
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,                                                                          *
Inc.: Initial Shares

Dreyfus Variable Investment                                                                        *
Fund - Appreciation
Portfolio: Initial Shares

Federated Insurance Series -                                                                       *
Federated Quality Bond Fund II

Fidelity VIP Equity-Income                                                                         *
Portfolio:  Service Class

Fidelity VIP Growth                                                                                *
Portfolio:  Service Class

Fidelity VIP High Income                                                                           *
Portfolio:  Service Class

Fidelity VIP Overseas                                                                              *
Portfolio:  Service Class

Fidelity VIP II Contrafund(R)                                                                      *
Portfolio:  Service Class

Fidelity VIP III Growth                                                                            *
Opportunities Portfolio:
Service Class

GVIT Dreyfus GVIT Mid Cap                                                                          *
Index Fund: Class I

GVIT Federated GVIT Equity                                                                         *
Income Fund: Class I


-----------------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract       If you do not surrender your   If you annuitize your contract at
                              at the end of the applicable         contract at the end of the     the at the end of the applicable
                                      time period                    applicable time period                  time period
-----------------------------------------------------------------------------------------------------------------------------------
                             1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.        1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Federated GVIT High                                                                           *
Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging                                                                        *
Markets Fund: Class I

GVIT Gartmore GVIT Global                                                                          *
Financial Services Fund:
Class III

GVIT Gartmore GVIT Global                                                                          *
Health Sciences Fund: Class
III

GVIT Gartmore GVIT Global                                                                          *
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Global                                                                          *
Utilities Fund: Class III

GVIT Gartmore GVIT Government                                                                      *
Bond Fund: Class I

GVIT Gartmore GVIT Growth                                                                          *
Fund: Class I

GVIT Gartmore GVIT                                                                                 *
International Growth Fund:
Class I

GVIT Gartmore GVIT Investor                                                                        *
Destinations Conservative Fund

GVIT Gartmore GVIT Investor                                                                        *
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor                                                                        *
Destinations Moderate Fund

GVIT Gartmore GVIT Investor                                                                        *
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor                                                                        *
Destinations Aggressive Fund

GVIT Gartmore GVIT Money                                                                           *
Market Fund: Class I

GVIT Gartmore GVIT Total                                                                           *
Return Fund: Class I

GVIT Gartmore GVIT U.S.                                                                            *
Growth Leaders Fund: Class III

GVIT Gartmore GVIT U.S.                                                                            *
Leaders Fund: Class III

GVIT Gartmore GVIT Worldwide                                                                       *
Leaders Fund: Class I

GVIT GVIT Small Cap Growth                                                                         *
Fund: Class I

GVIT GVIT Small Cap Value                                                                          *
Fund: Class I

GVIT GVIT Small Company Fund:                                                                      *
Class I

GVIT J.P. Morgan GVIT                                                                              *
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector                                                                         *
Bond Fund: Class I


-----------------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract       If you do not surrender your   If you annuitize your contract at
                              at the end of the applicable         contract at the end of the     the at the end of the applicable
                                      time period                    applicable time period                  time period
-----------------------------------------------------------------------------------------------------------------------------------
                             1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.        1 Yr.  3 Yrs 5 Yrs.  10 Yrs.    1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Strong GVIT Mid Cap                                                                           *
Growth Fund: Class I

Janus Aspen Series - Capital                                                                       *
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global                                                                        *
Technology Portfolio: Service
Shares

Janus Aspen Series -                                                                               *
International Growth
Portfolio: Service Shares

Neuberger Berman AMT Guardian                                                                      *
Portfolio

Neuberger Berman AMT Mid-Cap                                                                       *
Growth Portfolio

Neuberger Berman AMT Partners                                                                      *
Portfolio

Oppenheimer Variable Account                                                                       *
Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable Account                                                                       *
Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account                                                                       *
Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account                                                                       *
Funds - Oppenheimer Main
Street Growth & Income Fund/VA

Strong Opportunity Fund II,                                                                        *
Inc.

The Universal Institutional                                                                        *
Funds, Inc. - Emerging
Markets Debt Portfolio

The Universal Institutional                                                                        *
Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional                                                                        *
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance                                                                        *
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance                                                                        *
Trust - Worldwide Hard Assets
Fund

*Annuitization is not permitted during the first two contract years.

SYNOPSIS OF THE CONTRACTS


The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."


The contracts can be categorized as follows:

     -    Investment-only;
     -    Non-Qualified;
     - Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;
     -    Roth IRAs;
     - Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities; and
     -    Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------------------------------------------------
                                                   MINIMUM
        CONTRACT           MINIMUM INITIAL       SUBSEQUENT
          TYPE             PURCHASE PAYMENT       PAYMENTS
--------------------------------------------------------------
Investment-only                 $10,000             $1,000

Non-Qualified                   $10,000             $1,000

IRA                             $10,000             $1,000

Roth IRA                        $10,000             $1,000

Tax Sheltered Annuity           $10,000             $1,000

Charitable Remainder            $10,000             $1,000
Trust


Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES


Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.50% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.


An optional death benefit is available under the contract and must be elected at the time of application. In states that have approved the option, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver Option. If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account. In states that have not approved the option described above, the 5% Enhanced Death Benefit Option is available to applicants. If this option is elected, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account (see "Death Benefit Payment").


Two Guaranteed Minimum Income Benefit options are available at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").


Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.


ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

 (1) shares of a current underlying mutual fund are no longer available for investment; or
 (2) further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE


Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.50% of the daily net assets of the variable account.


The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

--------------------------------------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
--------------------------------------------------------
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%


The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:


     (a) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or


     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     -    contract loans or surrenders, including CDSC-free withdrawals; or

     -    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

(1)  the time the contract is surrendered;

(2)  annuitization; or

(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

OPTIONAL DEATH BENEFITS


Greater of One-Year or 5% Enhanced Death Benefit Option

In states that have approved the option, if an applicant elects the Greater of One-Year or 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.10% of the daily net assets of the variable account.

Under this option, if the annuitant dies before the annuitization date, the death benefit will be the greatest of:


(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

Optional 5% Enhanced Death Benefit


In states that have not approved the Greater of One-Year or 5% Enhanced Death Benefit Option, an applicant can elect the 5% Enhanced Death Benefit Option. If the applicant elects the 5% Enhanced Death Benefit Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

Under this option, if the annuitant dies before the annuitization date, the death benefit will be the greater of:


(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Long Term Care Facility and Terminal Illness Benefit

Both death benefit options have a Long Term Care Facility and Terminal Illness Benefit available at no additional charge. This benefit allows contract owners to withdraw value from their contract without incurring a CDSC, provided the following conditions are satisfied.


No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

SPOUSAL PROTECTION ANNUITY OPTION


For an additional charge at an annualized rate of 0.10% of the daily net assets of the variable account, an applicant for an Individual Retirement Annuity or a Non-Qualified Contract may elect the Spousal Protection Annuity Option. If an applicant wishes to elect this option, the contract must meet the following requirements:


(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of

0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

(a)  terminate the contract; or

(b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

     a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

     b = purchase payments, proportionately adjusted for withdrawals; and

     c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date and the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

     a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

     b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

     c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

     d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

     (a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

     (b)  the benefit will terminate and will no longer be in effect; and

     (c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------------
                           MINIMUM INITIAL        MINIMUM
        CONTRACT          PURCHASE PAYMENT      SUBSEQUENT
          TYPE                                   PAYMENTS
-------------------------------------------------------------
Investment-only                $10,000             $1,000
Non-Qualified                  $10,000             $1,000
IRA                            $10,000             $1,000
Roth IRA                       $10,000             $1,000
Tax Sheltered Annuity          $10,000             $1,000
Charitable Remainder           $10,000             $1,000
Trust

Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                 -        Independence Day
-        Martin Luther King, Jr. Day    -        Labor Day
-        Presidents' Day                -        Thanksgiving
-        Good Friday                    -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account;

     (2)  amounts allocated to the fixed account; and

     (3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is the sum of:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;


     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.55% of the daily net assets of the variable account, depending on which contract features the contract owner chose.


Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

     (2)  adding any interest earned on the amounts allocated; and

     (3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater then of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges;

-    underlying mutual fund charges;

-    the investment performance of the underlying mutual funds;

-    amounts allocated to the fixed account and interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:

-------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
-------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

 - the contract is surrendered;

 - the contract owner/annuitant dies;

 - the contract owner who is not the annuitant dies prior to annuitization; or

 - annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, GVIT Federated GVIT High Income Bond Fund: Class I, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:


     (1) 15% of the following: the total of all purchase payments that are subject to CDSC, minus any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal;

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


  ----------------------------------------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------------------------------
         Under age 59 1/2                 5%
     Age 59 1/2 through age 61            7%
     Age 62 through age 64                8%
     Age 65 through age 74               10%
        Age 75 and over                  13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.


If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 15% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.


The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.


The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions").


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
                      A VARIABLE PAYMENT ANNUITY MAY NOT BE
                      ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

     (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

     (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     (1)  the application of additional purchase payments;

     (2)  surrenders; or

     (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

GMIB Illustrations for GMIB Option 1

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using a GMIB Option 1.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

     -    The contract is issued to a MALE at age 55, 65 or 70;

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                    7 Years in Accumulation
             $140,710.04 for GMIB at Annuitization

------------------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
------------------------------------------------------------------
     55             62             $4.72        $664.15
     65             72             $5.96        $838.63
     70             77             $6.79        $955.42


                   10 Years in Accumulation
             $162,889.46 for GMIB at Annuitization
------------------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
------------------------------------------------------------------
     55             65             $5.03        $819.33
     65             75             $6.44       $1,049.01
     70             80             $7.32       $1,192.35


                 15 Years in Accumulation
           $200,000.00 for GMIB at Annuitization
------------------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
------------------------------------------------------------------
     55             70             $5.66       $1,132.00
     65             80             $7.32       $1,464.00
     70             85             $8.18       $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.


--------------------------------------------------------------------------------

IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and

     (3)  any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

     (a)  eligible to continue the contract; and

     (b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Contractual Death Benefit for all contracts)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).


Greater of One-Year or 5% Enhanced Death Benefit Option (Available for contracts issued in states that have approved this option)


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered;

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     (4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).


5% Enhanced Death Benefit Option (Available for contracts issued in states that have not approved the Greater of One-Year or 5% Enhanced Death Benefit Option)


If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

          (a) the death of the annuitant will be treated as the death of a contract owner;

          (b) any change of annuitant will be treated as the death of a contract owner; and

          (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

          (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

          (b) a period not longer than the period determined under the table in Proposed Treasury Regulation 1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

          (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

          (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

          (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

- Individual Retirement Annuities;

- Roth IRAs;

- Tax Sheltered Annuities; and


- Non-Qualified Contracts.


Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuities was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuities are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans; or

- immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract.

Nationwide believes that the investments underlying this contract meet these diversification requirements.

Tax Changes

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;

     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized "average annual total return" calculated in a manner prescribed by the SEC, and non-standardized "total return".


Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum number of optional benefits are chosen (2.55%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.


Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.20% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.


The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.



                         SUB-ACCOUNT PERFORMANCE SUMMARY



STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------------
                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2001  to 12/31/2001  to 12/31/2001     Account
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American                                                      11/03/97
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American                                                      11/03/97
Century VP International

American Century Variable Portfolios, Inc. - American                                                      11/03/97
Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.:                                                        11/03/97
Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares                                                             11/03/97

Dreyfus Variable Investment Fund - Appreciation                                                            11/03/97
Portfolio: Initial Shares

Federated Insurance Series - Federated Quality Bond                                                        05/03/99
Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class                                                       11/03/97


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2001  to 12/31/2001  to 12/31/2001     Account
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                                                              11/03/97

Fidelity VIP High Income Portfolio:  Service Class                                                         11/03/97

Fidelity VIP Overseas Portfolio:  Service Class                                                            11/03/97

Fidelity VIP II Contrafund(R) Portfolio:  Service Class                                                    11/03/97

Fidelity VIP III Growth Opportunities Portfolio:                                                           11/03/97
Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                                                              11/03/97

GVIT Federated GVIT Equity Income Fund: Class I                                                            11/03/97

GVIT Federated GVIT High Income Bond Fund: Class I                                                         11/03/97

GVIT Gartmore GVIT Emerging Markets Fund: Class I                                                          10/02/00

GVIT Gartmore GVIT Global Technology and Communications                                                    10/02/00
Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I                                                           11/03/97

GVIT Gartmore GVIT Growth Fund: Class I                                                                    11/03/97

GVIT Gartmore GVIT International Growth Fund: Class I                                                      10/02/00

GVIT Gartmore GVIT Money Market Fund: Class I                                                              10/31/97

GVIT Gartmore GVIT Total Return Fund: Class I                                                              11/03/97

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                                                         11/03/97

GVIT GVIT Small Cap Growth Fund: Class I                                                                   05/03/99

GVIT GVIT Small Cap Value Fund: Class I                                                                    11/03/97

GVIT GVIT Small Company Fund: Class I                                                                      11/03/97

GVIT J.P. Morgan GVIT Balanced Fund: Class I                                                               11/03/97

GVIT MAS GVIT Multi Sector Bond Fund: Class I                                                              11/03/97

GVIT Strong GVIT Mid Cap Growth Fund: Class I                                                              11/03/97

Janus Aspen Series - Capital Appreciation Portfolio:                                                       01/27/00
Service Shares

Janus Aspen Series - Global Technology Portfolio:                                                          01/27/00
Service Shares

Janus Aspen Series - International Growth Portfolio:                                                       01/27/00
Service Shares

Neuberger Berman AMT Guardian Portfolio                                                                    11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                                                              11/03/97

Neuberger Berman AMT Partners Portfolio                                                                    11/03/97

Oppenheimer Variable Account Funds - Oppenheimer                                                           11/03/97
Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer                                                           11/03/97
Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Global                                                    05/01/00
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main                                                      11/03/97
Street Growth & Income Fund/VA

Strong Opportunity Fund II, Inc.                                                                           05/01/00

The Universal Institutional Funds, Inc. - Emerging                                                         11/03/97
Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap                                                          05/01/00
Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real                                                        09/22/00
Estate Portfolio


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
----------------------------------------------------------------------------------------------------------------------
                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2001  to 12/31/2001  to 12/31/2001     Account
----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging                                                     11/03/97
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard                                                         11/03/97
Assets Fund



NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------------------------------------------

                                                                                         10 Years
                                                            1 Year        5 Years     to 12/31/2001     Date Fund
                  Sub-Account Option                    to 12/31/2001  to 12/31/2001  or Life of Fund   Effective
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American                                                      10/30/97
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American                                                      05/02/94
Century VP International

American Century Variable Portfolios, Inc. - American                                                      05/01/96
Century VP Value

The Dreyfus Socially Responsible Growth Fund, Inc.:                                                        10/06/93
Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares                                                             09/29/89

Dreyfus Variable Investment Fund - Appreciation                                                            04/05/93
Portfolio: Initial Shares

Federated Insurance Series - Federated Quality Bond                                                        04/22/99
Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class                                                       10/09/86

Fidelity VIP Growth Portfolio:  Service Class                                                              10/09/86

Fidelity VIP High Income Portfolio:  Service Class                                                         09/19/85

Fidelity VIP Overseas Portfolio:  Service Class                                                            01/28/87

Fidelity VIP II Contrafund(R) Portfolio:  Service Class                                                    01/03/95

Fidelity VIP III Growth Opportunities Portfolio:                                                           01/03/95
Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                                                              10/31/97

GVIT Federated GVIT Equity Income Fund: Class I                                                            10/31/97

GVIT Federated GVIT High Income Bond Fund: Class I                                                         10/31/97

GVIT Gartmore GVIT Emerging Markets Fund: Class I                                                          08/30/00

GVIT Gartmore GVIT Global Technology and                                                                   06/30/00
Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I                                                           11/08/82

GVIT Gartmore GVIT Growth Fund: Class I                                                                    04/15/92

GVIT Gartmore GVIT International Growth Fund: Class I                                                      08/30/00

GVIT Gartmore GVIT Money Market Fund: Class I                                                              11/30/81

GVIT Gartmore GVIT Total Return Fund: Class I                                                              11/08/82

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                                                         10/31/97

GVIT GVIT Small Cap Growth Fund: Class I                                                                   05/03/99

GVIT GVIT Small Cap Value Fund: Class I                                                                    10/31/97

GVIT GVIT Small Company Fund: Class I                                                                      10/23/95

GVIT J.P. Morgan GVIT Balanced Fund: Class I                                                               10/31/97

GVIT MAS GVIT Multi Sector Bond Fund: Class I                                                              10/31/97

GVIT Strong GVIT Mid Cap Growth Fund: Class I                                                              10/31/97


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN (CONTINUED)
--------------------------------------------------------------------------------------------------------------------

                                                                                         10 Years
                                                            1 Year        5 Years     to 12/31/2001     Date Fund
                  Sub-Account Option                    to 12/31/2001  to 12/31/2001  or Life of Fund   Effective
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:                                                       05/01/97
Service Shares

Janus Aspen Series - Global Technology Portfolio:                                                          01/18/00
Service Shares

Janus Aspen Series - International Growth Portfolio:                                                       05/02/94
Service Shares

Neuberger Berman AMT Guardian Portfolio                                                                    11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                                                              11/03/97

Neuberger Berman AMT Partners Portfolio                                                                    03/22/94

Oppenheimer Variable Account Funds - Oppenheimer                                                           08/15/86
Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer                                                           04/03/85
Capital Appreciation Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer                                                           11/12/90
Global Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main                                                      07/05/95
Street Growth & Income Fund/VA

Strong Opportunity Fund II, Inc.                                                                           05/08/92

The Universal Institutional Funds, Inc. - Emerging                                                         06/16/97
Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap                                                          06/16/97
Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real                                                        03/03/97
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging                                                     12/21/95
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard                                                         09/01/89
Assets Fund



The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
     -    Gartmore GVIT Global Financial Services Fund: Class III
     -    Gartmore GVIT Global Health Sciences Fund: Class III
     -    Gartmore GVIT Global Utilities Fund: Class III
     -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Investor Destinations Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderate Fund
     -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III
     -    Gartmore GVIT U.S. Leaders Fund: Class III

Therefore, no sub-account performance is available.




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          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE


General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Calculations of Performance...................................................2
Annuity Payments..............................................................3
Condensed Financial Information...............................................4
Financial Statements.........................................................__


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APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus,


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serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of
Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank
Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by

     Moody's Investors Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and its portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT EQUITY INCOME FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality.


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


     Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Investment Objective: Long-term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

         GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
         Investment Objective: To maximize total investment return by seeking income and, secondarily, long-term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
         Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target


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


         allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
         Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT U.S. LEADERS FUND: CLASS III
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984.

Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Funds investment adviser.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U.S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

       THE FOLLOWING PROSPECTUS IS ASSOCIATED WITH CONTRACTS ISSUED PRIOR TO MAY 1, 2002 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES
                   APPROVE APPLICABLE CONTRACT MODIFICATIONS.


                        NATIONWIDE LIFE INSURANCE COMPANY

           Modified Single Premium Deferred Variable Annuity Contracts

             Issued by Nationwide Life Insurance Company through its
                          Nationwide Variable Account-9


                   The date of this prospectus is May 1, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------


The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value

DREYFUS
     -    The Dreyfus Socially Responsible Growth Fund, Inc.: Initial Shares
     -    Dreyfus Stock Index Fund, Inc.: Initial Shares
     - Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

GARTMORE VARIABLE INSURANCE TRUST ("GVIT") (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Dreyfus GVIT Mid Cap Index Fund: Class I (formerly, Dreyfus NSAT Mid Cap Index Fund) (formerly, Nationwide(R) Mid Cap Index Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Fund)
     - Federated GVIT Equity Income Fund: Class I* (formerly, Federated NSAT Equity Income Fund) (formerly, Nationwide(R) Equity Income Fund)
     - Federated GVIT High Income Bond Fund: Class I (formerly, Federated NSAT High Income Bond Fund) (formerly, Nationwide(R) High Income Bond
          Fund)
     - Gartmore GVIT Emerging Markets Fund: Class I (formerly, Gartmore NSAT Emerging Markets Fund)
     -    Gartmore GVIT Global Financial Services Fund: Class III
     -    Gartmore GVIT Global Health Sciences Fund: Class III
     - Gartmore GVIT Global Technology and Communications Fund: Class I (formerly, Gartmore NSAT Global Technology and Communications Fund)

     -    Gartmore GVIT Global Utilities Fund: Class III
     -    Gartmore GVIT Government Bond Fund: Class I (formerly, Government Bond
          Fund)
     -    Gartmore GVIT Growth Fund: Class I (formerly, Capital Appreciation
          Fund)
     - Gartmore GVIT International Growth Fund: Class I (formerly, Gartmore NSAT International Growth Fund)
     -    Gartmore GVIT Investor Destinations Funds
          -    Gartmore GVIT Investor Destinations Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
          -    Gartmore GVIT Investor Destinations Moderate Fund
          -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
          -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Money Market Fund: Class I (formerly, Money Market Fund)
     -    Gartmore GVIT Total Return Fund: Class I (formerly, Total Return Fund)
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III
     -    Gartmore GVIT U.S. Leaders Fund: Class III
     -    Gartmore GVIT Worldwide Leaders Fund: Class I (formerly,
          Nationwide(R) Global 50 Fund) (formerly, Nationwide(R) Global Equity
          Fund) (subadviser: J.P. Morgan Investment Management Inc.)
     - GVIT Small Cap Growth Fund: Class I (formerly, Nationwide(R) Small Cap Growth Fund) (formerly, Nationwide(R) Select Advisers Small Cap Growth
          Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)
     - GVIT Small Cap Value Fund: Class I (formerly, Nationwide(R) Small Cap Value Fund) (subadvisers: The Dreyfus Corporation)
     - GVIT Small Company Fund: Class I (formerly, Nationwide(R) Small Company Fund) (subadvisers: The Dreyfus Corporation, Neuberger
          Berman, LLC, Strong Capital Management, Inc., Waddell & Reed Investment Management Company and Gartmore Global Partners)
     - J.P. Morgan GVIT Balanced Fund: Class I* (formerly, J.P. Morgan NSAT Balanced Fund) (formerly, Nationwide(R) Balanced Fund)
     - MAS GVIT Multi Sector Bond Fund: Class I* (formerly, MAS NSAT Multi Sector Bond Fund) (formerly, Nationwide(R) Multi Sector Bond Fund)
     - Strong GVIT Mid Cap Growth Fund: Class I (formerly, Strong NSAT Mid Cap Growth Fund) (formerly, Nationwide(R) Strategic Growth Fund)

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

MORGAN STANLEY
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    Mid Cap Growth Portfolio
     -    U.S. Real Estate Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
     -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
          Fund)
     -    Oppenheimer Global Securities Fund/VA
     - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

VICTORY VARIABLE INSURANCE FUNDS
     -    Diversified Stock Fund: Class A
     -    Small Company Opportunity Fund: Class A

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST) (FORMERLY, WARBURG PINCUS TRUST)
     - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     -    International Focus Portfolio (formerly, International Equity
          Portfolio)

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:

CREDIT SUISSE TRUST (FORMERLY, CREDIT SUISSE WARBURG PINCUS TRUST) (FORMERLY, WARBURG PINCUS TRUST)
     - Large Cap Value Portfolio (formerly, Value Portfolio) (formerly, Growth & Income Portfolio)

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Nationwide(R) GVIT Strategic Value Fund: Class I (formerly, Nationwide(R) Strategic Value Fund) (subadviser: Strong Capital Management, Inc.)

VICTORY VARIABLE INSURANCE FUNDS
     -    Investment Quality Bond Fund: Class A

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST (FORMERLY, NATIONWIDE SEPARATE ACCOUNT TRUST)
     - Turner GVIT Growth Focus Fund: Class I (formerly, Turner NSAT Growth Focus Fund)

DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio: Initial
          Shares

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


--------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2002) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page __.
--------------------------------------------------------------------------------



For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options; or
     -    required Nationwide forms,

call:      1-800-848-6331
       TDD 1-800-238-3035

or write:
         NATIONWIDE LIFE INSURANCE COMPANY
         P.O. BOX 16609
         COLUMBUS, OHIO  43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   www.sec.gov

Information about this and other Best of America products can be found at:

                              www.bestofamerica.com

THIS ANNUITY:

-    IS NOT A BANK DEPOSIT
-    IS NOT FDIC INSURED
-    IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY
-    IS NOT AVAILABLE IN EVERY STATE
-    MAY GO DOWN IN VALUE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.

QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF STANDARD CONTRACT EXPENSES.........................

ADDITIONAL CONTRACT OPTIONS...................................

SUMMARY OF ADDITIONAL CONTRACT OPTIONS........................

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES CORPORATION....................

TYPES OF CONTRACTS............................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS...........................................
     Death Benefit Option
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option
     Beneficiary Protector Option

CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE................................................
     Minimum & Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit
         Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment


REQUIRED DISTRIBUTIONS........................................
     Required Distributions - General Information
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities,
        Individual Retirement Annuities and Roth IRAs


FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens

     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING...................................................

SUB-ACCOUNT PERFORMANCE SUMMARY...............................

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
   INFORMATION................................................

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:

     -    the contract owner meets an available exception under the contract; or

     - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)................7%(1)

Range of CDSC over time:

--------------------------------------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
--------------------------------------------------------
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (c)  10% of all purchase payments made to the contract; or

     (d) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").

The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or other Qualified Plans.

VARIABLE ACCOUNT CHARGES(2)
(annualized rate of variable account charges as a percentage of the daily net assets)

Mortality and Expense Risk Charges............1.20%
   Total Variable Account Charges.............1.20%(3)

MAXIMUM LOAN PROCESSING FEE
(per loan transaction)..........................$25
Nationwide assess a $25 loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee ("see Loan Privilege").

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3) Charges shown include the One-Year Step Up Death Benefit which is standard to every contract (see "Death Benefit Payment").

ADDITIONAL CONTRACT OPTIONS

For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). Some options assess an additional charge. These options must be elected at the time of application and will replace the corresponding standard contract benefit.

If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the underlying mutual funds and are charged as a percentage of the average variable account value.

DEATH BENEFIT OPTIONS

Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract, if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:

Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term
Care/Nursing Home Waiver.................................0.15%
    Total Variable Account Charges
    (including death benefit option only)................1.35%

Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver listed above:

Optional 5% Enhanced Death Benefit.......................0.05%
    Total Variable Account Charges
    (including death benefit option only)................1.25%

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit
   Option 1..............................................0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1 only).......................1.65%

   Guaranteed Minimum Income Benefit
   Option 2..............................................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 2 only).......................1.50%

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the Spousal Protection Annuity Option at no additional cost (see "Spousal Protection Annuity Option").

Spousal Protection Annuity Option........................0.00%
    Total Variable Account Charges
    (including Spousal Protection Annuity Option
    only)................................................1.20%

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").

   Beneficiary Protector Option..........................0.40%
     Total Variable Account Charges
     (including the Beneficiary Protector
     Option only)........................................1.60%

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS

If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.20% of the daily net assets of the variable account. The maximum charges consists of the following:

   Mortality and Expense Risk Charge
     (applicable to all contracts).......................1.20%
   Optional Greater of One year or 5% Enhanced Death
     Benefit with Long Term Care/Nursing
     Home Waiver.........................................0.15%
   Guaranteed Minimum Income
     Benefit Option 1....................................0.45%
   Spousal Protection Annuity Option.....................0.00%
   Beneficiary Protector Option..........................0.40%

TOTAL VARIABLE ACCOUNT CHARGES WHEN THE MAXIMUM
   OPTIONS ARE ELECTED ..................................2.20%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES


          (as a percentage of underlying mutual fund net assets, after reimbursements and waivers)




---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century
VP Income & Growth

American Century Variable Portfolios, Inc. - American Century
VP International

American Century Variable Portfolios, Inc. - American Century
VP Value

Credit Suisse Trust - Global Post-Venture Capital Portfolio

Credit Suisse Trust - International Focus Portfolio

Credit Suisse Trust - Large Cap Value Portfolio

Dreyfus Investment Portfolios - European Equity Portfolio:
Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.: Initial
Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares

Dreyfus Variable Investment Fund - Appreciation Portfolio:
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class

Fidelity VIP Growth Portfolio:  Service Class

Fidelity VIP High Income Portfolio:  Service Class

Fidelity VIP Overseas Portfolio:  Service Class

Fidelity VIP II Contrafund(R) Portfolio:  Service Class

Fidelity VIP III Growth Opportunities Portfolio:  Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I

GVIT Federated GVIT Equity Income Fund: Class I

GVIT Federated GVIT High Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging Markets Fund: Class I

GVIT Gartmore GVIT Global Financial Services Fund: Class III

GVIT Gartmore GVIT Global Health Sciences Fund: Class III

GVIT Gartmore GVIT Global Technology and Communications Fund:
Class I

GVIT Gartmore GVIT Global Utilities Fund: Class III

GVIT Gartmore GVIT Government Bond Fund: Class I

GVIT Gartmore GVIT Growth Fund: Class I

GVIT Gartmore GVIT International Growth Fund: Class I

GVIT Gartmore GVIT Investor Destinations Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund

GVIT Gartmore GVIT Money Market Fund: Class I

GVIT Gartmore GVIT Total Return Fund: Class I

GVIT Turner GVIT Growth Focus Fund: Class I

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III

GVIT Gartmore GVIT U.S. Leaders Fund: Class III

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I

GVIT GVIT Small Cap Growth Fund: Class I


---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
GVIT GVIT Small Cap Value Fund: Class I

GVIT GVIT Small Company Fund: Class I

GVIT J.P. Morgan GVIT Balanced Fund: Class I

GVIT MAS GVIT Multi Sector Bond Fund: Class I

GVIT Nationwide GVIT Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap Growth Fund: Class I

Janus Aspen Series - Capital Appreciation Portfolio: Service
Shares

Janus Aspen Series - Global Technology Portfolio: Service Shares

Janus Aspen Series - International Growth Portfolio: Service
Shares

Neuberger Berman AMT Guardian Portfolio

Neuberger Berman AMT Mid-Cap Growth Portfolio

Neuberger Berman AMT Partners Portfolio

Oppenheimer Variable Account Funds - Oppenheimer Aggressive
Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main Street
Growth & Income Fund/VA

Strong Opportunity Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging Markets Debt
Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund

Victory Variable Insurance Funds - Diversified Stock Fund:
Class A

Victory Variable Insurance Funds - Investment Quality Bond
Fund: Class A

Victory Variable Insurance Funds - Small Company Opportunity
Fund: Class A

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

          (as a percentage of underlying mutual fund net assets, before reimbursements and waivers)




---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees        Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Trust - Global Post-Venture Capital Portfolio

Credit Suisse Trust - International Focus Portfolio

Credit Suisse Trust - Large Cap Value Portfolio
---------------------------------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------
                                                                  Management        Other        12b-1          Total
                                                                     Fees         Expenses        Fees        Underlying
                                                                                                             Mutual Fund
                                                                                                               Expenses
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio:
Initial Shares

Federated Insurance Series - Federated Quality Bond Fund II

GVIT Gartmore GVIT Emerging Markets Fund: Class I

GVIT Gartmore GVIT Global Financial Services Fund: Class III

GVIT Gartmore GVIT Global Health Sciences Fund: Class III

GVIT Gartmore GVIT Global Technology and Communications Fund:
Class I

GVIT Gartmore GVIT Global Utilities Fund: Class III

GVIT Gartmore GVIT International Growth Fund: Class I

GVIT Gartmore GVIT Investor Destinations Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor Destinations Moderate Fund

GVIT Gartmore GVIT Investor Destinations Moderately Aggressive
Fund

GVIT Gartmore GVIT Investor Destinations Aggressive Fund

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III

GVIT Gartmore GVIT U.S. Leaders Fund: Class III

GVIT Nationwide GVIT Strategic Value Fund: Class I

GVIT Turner GVIT Growth Focus Fund: Class I

Strong Opportunity Fund II, Inc.

The Universal Institutional Funds, Inc. - Emerging Markets
Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap Growth
Portfolio

The Universal Institutional Funds, Inc. - U.S. Real Estate
Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets
Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund

Victory Variable Insurance Funds - Diversified Stock Fund:
Class A

Victory Variable Insurance Funds - Investment Quality Bond
Fund: Class A

Victory Variable Insurance Funds - Small Company Opportunity
Fund: Class A


Some underlying mutual funds assess (or reserve the right to assess) a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account. The following chart indicates which underlying mutual funds assess (or reserve the right to assess) a short-term trading fee and the amount of any such short-term trading fee.



                 UNDERLYING MUTUAL FUND SHORT-TERM TRADING FEES

     (as a percentage of underlying mutual fund net assets determined to be engaged in short-term trading)



----------------------------------------------------------------------------------------------------------------------------
                    Underlying Mutual Fund                                        Short-Term Trading Fee
----------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Global Financial Services Fund: Class III                              1.00%

GVIT Gartmore GVIT Global Health Sciences Fund: Class III                                 1.00%

GVIT Gartmore GVIT Global Utilities Fund: Class III                                       1.00%

GVIT Gartmore GVIT U.S. Growth Leaders Fund: Class III                                    1.00%

GVIT Gartmore GVIT U.S. Leaders Fund: Class III                                           1.00%

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2001 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 2.20%, which is the maximum variable account charge for the maximum number of optional benefits.

For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.


-----------------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your  If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                       time period               applicable time period             time period
-----------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable                                                                     *
Portfolios, Inc. - American
Century VP Income & Growth

American Century Variable                                                                     *
Portfolios, Inc. - American
Century VP International

American Century Variable                                                                     *
Portfolios, Inc. - American
Century VP Value

Credit Suisse Trust - Global                                                                  *
Post-Venture Capital
Portfolio

Credit Suisse Trust -                                                                         *
International Focus Portfolio

Credit Suisse Trust - Large                                                                   *
Cap Value Portfolio

Dreyfus Investment Portfolios                                                                 *
- European Equity Portfolio:
Initial Shares

The Dreyfus Socially                                                                          *
Responsible Growth Fund,
Inc.: Initial Shares

Dreyfus Stock Index Fund,                                                                     *
Inc.: Initial Shares

Dreyfus Variable Investment                                                                   *
Fund - Appreciation
Portfolio: Initial Shares

Federated Insurance Series -                                                                  *
Federated Quality Bond Fund II

Fidelity VIP Equity-Income                                                                    *
Portfolio:  Service Class

Fidelity VIP Growth                                                                           *
Portfolio:  Service Class

Fidelity VIP High Income                                                                      *
Portfolio:  Service Class

Fidelity VIP Overseas                                                                         *
Portfolio:  Service Class


-----------------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract   If you do not surrender your   If you annuitize your contract
                              at the end of the applicable     contract at the end of the     at the end of the applicable
                                       time period               applicable time period               time period
-----------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs. 5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)                                                                 *
Portfolio:  Service Class

Fidelity VIP III Growth                                                                       *
Opportunities Portfolio:
Service Class

GVIT Dreyfus GVIT Mid Cap                                                                     *
Index Fund: Class I

GVIT Federated GVIT Equity                                                                    *
Income Fund: Class I

GVIT Federated GVIT High                                                                      *
Income Bond Fund: Class I

GVIT Gartmore GVIT Emerging                                                                   *
Markets Fund: Class I

GVIT Gartmore GVIT Global                                                                     *
Financial Services Fund:
Class III

GVIT Gartmore GVIT Global                                                                     *
Health Sciences Fund: Class
III

GVIT Gartmore GVIT Global                                                                     *
Technology and Communications
Fund: Class I

GVIT Gartmore GVIT Global                                                                     *
Utilities Fund: Class III

GVIT Gartmore GVIT Government                                                                 *
Bond Fund: Class I

GVIT Gartmore GVIT Growth                                                                     *
Fund: Class I

GVIT Gartmore GVIT                                                                            *
International Growth Fund:
Class I

GVIT Gartmore GVIT Investor                                                                   *
Destinations Conservative Fund

GVIT Gartmore GVIT Investor                                                                   *
Destinations Moderately
Conservative Fund

GVIT Gartmore GVIT Investor                                                                   *
Destinations Moderate Fund

GVIT Gartmore GVIT Investor                                                                   *
Destinations Moderately
Aggressive Fund

GVIT Gartmore GVIT Investor                                                                   *
Destinations Aggressive Fund

GVIT Gartmore GVIT Money                                                                      *
Market Fund: Class I

GVIT Gartmore GVIT Total                                                                      *
Return Fund: Class I

GVIT Turner GVIT Growth Focus                                                                 *
Fund: Class I

GVIT Gartmore GVIT U.S.                                                                       *
Growth Leaders Fund: Class III

GVIT Gartmore GVIT U.S.                                                                       *
Leaders Fund: Class III


-----------------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract   If you do not surrender your  If you annuitize your contract
                               at the end of the applicable     contract at the end of the    at the end of the applicable
                                        time period               applicable time period              time period
-----------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
GVIT Gartmore GVIT Worldwide                                                                  *
Leaders Fund: Class I

GVIT GVIT Small Cap Growth                                                                    *
Fund: Class I

GVIT GVIT Small Cap Value                                                                     *
Fund: Class I

GVIT GVIT Small Company Fund:                                                                 *
Class I

GVIT J.P. Morgan GVIT                                                                         *
Balanced Fund: Class I

GVIT MAS GVIT Multi Sector                                                                    *
Bond Fund: Class I

GVIT Nationwide GVIT                                                                          *
Strategic Value Fund: Class I

GVIT Strong GVIT Mid Cap                                                                      *
Growth Fund: Class I

Janus Aspen Series - Capital                                                                  *
Appreciation Portfolio:
Service Shares

Janus Aspen Series - Global                                                                   *
Technology Portfolio: Service
Shares

Janus Aspen Series -                                                                          *
International Growth
Portfolio: Service Shares

Neuberger Berman AMT Guardian                                                                 *
Portfolio

Neuberger Berman AMT Mid-Cap                                                                  *
Growth Portfolio

Neuberger Berman AMT Partners                                                                 *
Portfolio

Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer
Aggressive Growth Fund/VA

Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer Capital
Appreciation Fund/VA

Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer Global
Securities Fund/VA

Oppenheimer Variable Account                                                                  *
Funds - Oppenheimer Main
Street Growth & Income Fund/VA

Strong Opportunity Fund II,                                                                   *
Inc.

The Universal Institutional                                                                   *
Funds, Inc. - Emerging
Markets Debt Portfolio

The Universal Institutional                                                                   *
Funds, Inc. - Mid Cap Growth
Portfolio


-----------------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract  If you do not surrender your   If you annuitize your contract
                               at the end of the applicable    contract at the end of the    at the end of the applicable
                                       time period               applicable time period              time period
-----------------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.  1 Yr.  3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.  10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional                                                                   *
Funds, Inc. - U.S. Real
Estate Portfolio

Van Eck Worldwide Insurance                                                                   *
Trust - Worldwide Emerging
Markets Fund

Van Eck Worldwide Insurance                                                                   *
Trust - Worldwide Hard Assets
Fund

Victory Variable Insurance                                                                    *
Funds - Diversified Stock
Fund: Class A

Victory Variable Insurance                                                                    *
Funds - Investment Quality
Bond Fund: Class A

Victory Variable Insurance                                                                    *
Funds - Small Company
Opportunity Fund: Class A

*Annuitization is not permitted during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."

The contracts can be categorized as follows:

     -    Investment-only;
     -    Non-Qualified;
     - Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;
     -    Roth IRAs;
     - Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities; and
     -    Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

--------------------------------------------------------------
                                                   MINIMUM
        CONTRACT           MINIMUM INITIAL       SUBSEQUENT
          TYPE             PURCHASE PAYMENT       PAYMENTS
--------------------------------------------------------------
Investment-only                 $10,000             $1,000

Non-Qualified                   $10,000             $1,000

IRA                             $10,000             $1,000

Roth IRA                        $10,000             $1,000

Tax Sheltered Annuity           $10,000             $1,000

Charitable Remainder            $10,000             $1,000
Trust


Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.

An optional death benefit is available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").

Two Guaranteed Minimum Income Benefit options are available at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").

Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;


- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities and other IRAs can be received);


- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;


- the annual premium cannot exceed $3,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);


-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or

     (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.

For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.

Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charges Assessed for Certain Contract Options

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:

--------------------------------------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
--------------------------------------------------------
             0                            7%
             1                            7%
             2                            6%
             3                            5%
             4                            4%
             5                            3%
             6                            2%
             7                            0%

The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

     (1) upon the annuitization of contracts which have been in force for at least two years;

     (2)  upon payment of a death benefit; or

     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and

     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account. Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Short-Term Trading Fees" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

     - scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

     -    contract loans or surrenders, including CDSC-free withdrawals; or

     -    transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:

     (1)  the time the contract is surrendered;

     (2)  annuitization; or

     (3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

OPTIONAL DEATH BENEFITS

--------------------------------------------------------------------------------
THE FOLLOWING DEATH BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT.
--------------------------------------------------------------------------------

If the contract owner elects the Optional Greater of One-Year or 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.

Optional Greater of One-Year or 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;

(2) the total of all purchase payments, less an adjustment for amounts surrendered;

(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

--------------------------------------------------------------------------------
THE FOLLOWING DEATH BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT.
--------------------------------------------------------------------------------

If the contract owner elects the Optional 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account.

Optional 5% Enhanced Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

--------------------------------------------------------------------------------
IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
--------------------------------------------------------------------------------

No CDSC will be charged if:

     (1)  the third contract anniversary has passed; and

     (2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

     (3) the contract owner has been diagnosed by a physician to have a terminal illness; and

     (4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the spousal protection option at no additional cost. If the Spousal Protection Annuity Option is elected the contract must meet the following requirements:

(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.

Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

     (a)  terminate the contract; or

     (b) continue the contract in accordance with the "Required Distributions" section.

Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the annuitant dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

   a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = purchase payments, proportionately adjusted for withdrawals; and

   c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

   a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;

   b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;

   c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;

   d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

     (a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

     (b)  the benefit will terminate and will no longer be in effect; and

     (c) the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

-------------------------------------------------------------
                           MINIMUM INITIAL        MINIMUM
        CONTRACT          PURCHASE PAYMENT      SUBSEQUENT
          TYPE                                   PAYMENTS
-------------------------------------------------------------
Investment-only                $10,000             $1,000

Non-Qualified                  $10,000             $1,000

IRA                            $10,000             $1,000

Roth IRA                       $10,000             $1,000

Tax Sheltered Annuity          $10,000             $1,000

Charitable Remainder           $10,000             $1,000
Trust


Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-        New Year's Day                 -        Independence Day
-        Martin Luther King, Jr. Day    -        Labor Day
-        Presidents' Day                -        Thanksgiving
-        Good Friday                    -        Christmas
-        Memorial Day

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account;

     (2)  amounts allocated to the fixed account; and

     (3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

     (a)  is the sum of:

          (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

          (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

     (b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;

     (c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

     (1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

     (2)  adding any interest earned on the amounts allocated; and

     (3)  subtracting charges deducted in accordance with the contract.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

     (1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

     (2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

     (3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater then of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

Transfers involving sub-accounts may be subject to restrictions or requirements imposed by the underlying mutual fund. Such restrictions or requirements may include the assessment of short-term trading fees in connection with transfers from a sub-account that occur within 60 days following the date of allocation to the sub-account. These short-term trading fees will equal 1% of the amount determined to be engaged in short-term trading and will be deducted from the contract owner's sub-account value. Short-term trading fees will only apply to those sub-accounts corresponding to the underlying mutual funds that explicitly require the assessment of such fees. Refer to the prospectus for the underlying mutual funds for more information.

Additionally, Nationwide reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some contract owners (or third parties acting on their behalf).

If Nationwide determines that a contract owner (or a third party acting on the contract owner's behalf) is engaging in harmful short-term trading, Nationwide reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified contract owners to submit transfer requests via telephone, facsimile, or over the internet. If Nationwide exercises this right, affected contract owners would be limited to submitting transfer requests via U.S. mail. Any action taken by Nationwide pursuant to this provision will be preceded by a 30 day written notice to the affected contract owner.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS

Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.

Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

-    variable account charges;

-    underlying mutual fund charges;

-    the investment performance of the underlying mutual funds;

-    amounts allocated to the fixed account and interest credited; and

- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


-------------------------------------------------------
                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
-------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)

                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)

ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the GVIT Gartmore GVIT Money Market Fund: Class I unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, GVIT Federated GVIT High Income Bond Fund: Class I, GVIT Gartmore GVIT Government Bond Fund: Class I, and GVIT Gartmore GVIT Money Market Fund: Class I to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.

Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the GVIT Gartmore GVIT Money Market Fund: Class I.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     (1) 10% of all purchase payments made to the contract as of the withdrawal date;

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:

----------------------------------------------------
        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
----------------------------------------------------
         Under age 59 1/2                 5%
         Age 59 1/2 through age 61        7%
         Age 62 through age 64            8%
         Age 65 through age 74           10%
         Age 75 and over                 13%

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

-    the age (or date) specified in your contract; or

-    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
                      A VARIABLE PAYMENT ANNUITY MAY NOT BE
                      ELECTED WHEN EXERCISING A GUARANTEED
                         MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------


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The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

     (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

     (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

- the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

- an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

     (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

     (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the



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          contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     (1)  the application of additional purchase payments;

     (2)  surrenders; or

     (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.

GMIB Illustrations for GMIB Option 1

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using a GMIB Option 1.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

     -    The contract is issued to a MALE at age 55, 65 or 70;

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                    7 Years in Accumulation
            $140,710.04 for GMIB at Annuitization
--------------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase    Monthly
    Issue      Annuitization       Rate*          GMIB
--------------------------------------------------------------
     55             62             $4.72        $664.15
     65             72             $5.96        $838.63
     70             77             $6.79        $955.42



                  10 Years in Accumulation
           $162,889.46 for GMIB at Annuitization
--------------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase    Monthly
    Issue      Annuitization       Rate*          GMIB
--------------------------------------------------------------
     55             65             $5.03        $  819.33
     65             75             $6.44        $1,049.01
     70             80             $7.32        $1,192.35



                  15 Years in Accumulation
          $200,000.00 for GMIB at Annuitization
--------------------------------------------------------------
 Male Age at    Male Age at    GMIB Purchase    Monthly
    Issue      Annuitization       Rate*          GMIB
--------------------------------------------------------------
     55             70             $5.66        $1,132.00
     65             80             $7.32        $1,464.00
     70             85             $8.18        $1,636.00

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.



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What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------

                   IMPORTANT CONSIDERATIONS TO KEEP IN MIND
                          REGARDING THE GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies,


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     payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1)  in a lump sum;

     (2)  as an annuity; or

     (3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1)  proper proof of the annuitant's death;

     (2)  an election specifying the distribution method; and



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
     (3)  any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

     (a)  eligible to continue the contract; and

     (b)  entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

One-Year Step Up Death Benefit (Standard Contractual Death Benefit for all contracts)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Optional Greater of One-Year or 5% Enhanced Death Benefit (Available for contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1)  the contract value;

     (2) the total of all purchase payments , less an adjustment for amounts surrendered;

     (3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or

     (4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).

Optional 5% Enhanced Death Benefit (Available for contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the Greater of One-Year or 5% Enhanced Death Benefit)

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1)  the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.


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REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined pursuant to Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A 7.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

          (a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

          (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death

In the event that the contract owner is not a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, INDIVIDUAL RETIREMENT ANNUITIES AND ROTH IRAS

Distributions from a Tax Sheltered Annuity or Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

     (b) a period not longer than the period determined under the table in Proposed Treasury Regulation


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


          1.401(a)(9)-5, Q&A4, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Proposed Treasury Regulation 1.401(a)(9)-5, Q&A7.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For Individual Retirement Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity or Individual Retirement Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity or Individual Retirement Annuity) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity or Individual Retirement Annuity must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

     (a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

     (b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

     (c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that


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


should have been distributed for that year and the amount that actually was distributed for that year.

For Individual Retirement Annuities, a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all Individual Retirement Annuities.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-    Individual Retirement Annuities;

-    Roth IRAs;

-    Tax Sheltered Annuities; and

-    Non-Qualified Contracts.

Individual Retirement Annuities

Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuities was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an Individual Retirement Annuities are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age 59
     1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are: o acquired by the estate of a decedent by reason of the death of the decedent; o issued in connection with certain qualified retirement plans and individual retirement plans; o purchased by an employer upon the termination of certain qualified retirement plans; or o immediate annuities within the meaning of
Section 72(u) of the Internal Revenue Code.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

-    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

- if the payee does not provide Nationwide with a taxpayer identification number; or

- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

     (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

     (2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -    a transfer of the contract from one contract owner to another; or

     -    a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

     - who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

     - who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -    the failure to diversify was accidental;

     -    the failure is corrected; and

     -    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

     -    generally lowering federal income tax rates;

     - increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

     - increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

     -    eliminating and/or reducing the highest federal estate tax rates;

     -    increasing the estate tax credit; and

     -    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -    statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING

A "yield" and "effective yield" may be advertised for the GVIT Gartmore GVIT Money Market Fund: Class I. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the GVIT Gartmore GVIT Money Market Fund: Class I's units. Yield is an annualized figure, which means that it is assumed that the GVIT Gartmore GVIT Money Market Fund: Class I generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -    precious metals;
     -    real estate;
     -    stocks and bonds;
     -    closed-end funds;
     -    bank money market deposit accounts and passbook savings;
     -    CDs; and
     -    the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

     -    S&P 500;
     -    Shearson/Lehman Intermediate Government/Corporate Bond Index;
     -    Shearson/Lehman Long-Term Government/Corporate Bond Index;
     -    Donoghue Money Fund Average;
     -    U.S. Treasury Note Index;
     -    Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
     -    Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -    Lipper Analytical Services, Inc.;
     -    CDA/Wiesenberger;
     -    Morningstar;
     -    Donoghue's;
     -    magazines such as:
          -    Money;
          -    Forbes;
          -    Kiplinger's Personal Finance Magazine;
          -    Financial World;
          -    Consumer Reports;
          -    Business Week;
          -    Time;
          -    Newsweek;
          -    National Underwriter; and
          -    News and World Report;
     -    LIMRA;
     -    Value;
     -    Best's Agent Guide;
     -    Western Annuity Guide;
     -    Comparative Annuity Reports;
     -    Wall Street Journal;
     -    Barron's;
     -    Investor's Daily;
     -    Standard & Poor's Outlook; and
     -    Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized "average annual total return" calculated in a manner prescribed by the SEC, and non-standardized "total return".

Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum number of contract options are chosen (2.20%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.

Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.20% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.


The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 2001. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------------------------

                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2001  to 12/31/2001  to 12/31/2001     Account

----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American                                                      11/03/97
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American                                                      11/03/97
Century VP International

American Century Variable Portfolios, Inc. - American                                                      11/03/97
Century VP Value

Credit Suisse Trust - Global Post-Venture Capital                                                          11/03/97
Portfolio

Credit Suisse Trust - International Focus Portfolio                                                        11/03/97

Credit Suisse Trust - Large Cap Value Portfolio                                                            11/03/97

Dreyfus Investment Portfolios - European Equity                                                            09/27/99
Portfolio: Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.:                                                        11/03/97
Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares                                                             11/03/97

Dreyfus Variable Investment Fund - Appreciation                                                            11/03/97
Portfolio: Initial Shares

Federated Insurance Series - Federated Quality Bond                                                        05/03/99
Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class                                                       11/03/97

Fidelity VIP Growth Portfolio:  Service Class                                                              11/03/97

Fidelity VIP High Income Portfolio:  Service Class                                                         11/03/97

Fidelity VIP Overseas Portfolio:  Service Class                                                            11/03/97

Fidelity VIP II Contrafund(R) Portfolio:  Service Class                                                    11/03/97

Fidelity VIP III Growth Opportunities Portfolio:                                                           11/03/97
Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                                                              11/03/97

GVIT Federated GVIT Equity Income Fund: Class I                                                            11/03/97

GVIT Federated GVIT High Income Bond Fund: Class I                                                         11/03/97

GVIT Gartmore GVIT Emerging Markets Fund: Class I                                                          10/02/00

GVIT Gartmore GVIT Global Technology and Communications                                                    10/02/00
Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I                                                           11/03/97

GVIT Gartmore GVIT Growth Fund: Class I                                                                    11/03/97

GVIT Gartmore GVIT International Growth Fund: Class I                                                      10/02/00

GVIT Gartmore GVIT Money Market Fund: Class I                                                              10/31/97

GVIT Gartmore GVIT Total Return Fund: Class I                                                              11/03/97

GVIT Turner GVIT Growth Focus Fund: Class I                                                                10/02/00

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                                                         11/03/97

GVIT GVIT Small Cap Growth Fund: Class I                                                                   05/03/99

GVIT GVIT Small Cap Value Fund: Class I                                                                    11/03/97

GVIT GVIT Small Company Fund: Class I                                                                      11/03/97

GVIT J.P. Morgan GVIT Balanced Fund: Class I                                                               11/03/97

GVIT MAS GVIT Multi Sector Bond Fund: Class I                                                              11/03/97

GVIT Nationwide GVIT Strategic Value Fund: Class I                                                         11/03/97

GVIT Strong GVIT Mid Cap Growth Fund: Class I                                                              11/03/97

Janus Aspen Series - Capital Appreciation Portfolio:                                                       01/27/00
Service Shares

----------------------------------------------------------------------------------------------------------------------

                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2001  to 12/31/2001  to 12/31/2001     Account

----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:                                                          01/27/00
Service Shares

Janus Aspen Series - International Growth Portfolio:                                                       01/27/00
Service Shares

Neuberger Berman AMT Guardian Portfolio                                                                    11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                                                              11/03/97

Neuberger Berman AMT Partners Portfolio                                                                    11/03/97

Oppenheimer Variable Account Funds - Oppenheimer                                                           11/03/97
Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer                                                           11/03/97
Capital Appreciation Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Global                                                    05/01/00
Securities Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer Main                                                      11/03/97
Street Growth & Income Fund/VA

Strong Opportunity Fund II, Inc.                                                                           05/01/00

The Universal Institutional Funds, Inc. - Emerging                                                         11/03/97
Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap                                                          05/01/00
Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real                                                        09/22/00
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging                                                     11/03/97
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard                                                         11/03/97
Assets Fund

Victory Variable Insurance Funds - Diversified Stock                                                       07/01/99
Fund: Class A

Victory Variable Insurance Funds - Investment Quality                                                      07/01/99
Bond Fund: Class A

Victory Variable Insurance Funds - Small Company                                                           07/01/99
Opportunity Fund: Class A


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

--------------------------------------------------------------------------------------------------------------------

                                                                                         10 Years
                                                            1 Year        5 Years     to 12/31/2001     Date Fund
                  Sub-Account Option                     to 12/31/2001 to 12/31/2001  or Life of Fund   Effective

--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American                                                      10/30/97
Century VP Income & Growth

American Century Variable Portfolios, Inc. - American                                                      05/02/94
Century VP International

American Century Variable Portfolios, Inc. - American                                                      05/01/96
Century VP Value

Credit Suisse Trust - Global Post-Venture Capital                                                          09/30/96
Portfolio

Credit Suisse Trust - International Focus Portfolio                                                        06/30/95

Credit Suisse Trust - Large Cap Value Portfolio                                                            10/31/97

Dreyfus Investment Portfolios - European Equity                                                            04/22/99
Portfolio: Initial Shares

--------------------------------------------------------------------------------------------------------------------

                                                                                         10 Years
                                                            1 Year        5 Years     to 12/31/2001     Date Fund
                  Sub-Account Option                     to 12/31/2001 to 12/31/2001  or Life of Fund   Effective

--------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc.:                                                        10/06/93
Initial Shares

Dreyfus Stock Index Fund, Inc.: Initial Shares                                                             09/29/89

Dreyfus Variable Investment Fund - Appreciation                                                            04/05/93
Portfolio: Initial Shares

Federated Insurance Series - Federated Quality Bond                                                        04/22/99
Fund II

Fidelity VIP Equity-Income Portfolio:  Service Class                                                       10/09/86

Fidelity VIP Growth Portfolio:  Service Class                                                              10/09/86

Fidelity VIP High Income Portfolio:  Service Class                                                         09/19/85

Fidelity VIP Overseas Portfolio:  Service Class                                                            01/28/87

Fidelity VIP II Contrafund(R) Portfolio:  Service Class                                                    01/03/95

Fidelity VIP III Growth Opportunities Portfolio:                                                           01/03/95
Service Class

GVIT Dreyfus GVIT Mid Cap Index Fund: Class I                                                              10/31/97

GVIT Federated GVIT Equity Income Fund: Class I                                                            10/31/97

GVIT Federated GVIT High Income Bond Fund: Class I                                                         10/31/97

GVIT Gartmore GVIT Emerging Markets Fund: Class I                                                          08/30/00

GVIT Gartmore GVIT Global Technology and                                                                   06/30/00
Communications Fund: Class I

GVIT Gartmore GVIT Government Bond Fund: Class I                                                           11/08/82

GVIT Gartmore GVIT Growth Fund: Class I                                                                    04/15/92

GVIT Gartmore GVIT International Growth Fund: Class I                                                      08/30/00

GVIT Gartmore GVIT Money Market Fund: Class I                                                              11/30/81

GVIT Gartmore GVIT Total Return Fund: Class I                                                              11/08/82

GVIT Turner GVIT Growth Focus Fund: Class I                                                                06/30/00

GVIT Gartmore GVIT Worldwide Leaders Fund: Class I                                                         10/31/97

GVIT GVIT Small Cap Growth Fund: Class I                                                                   05/03/99

GVIT GVIT Small Cap Value Fund: Class I                                                                    10/31/97

GVIT GVIT Small Company Fund: Class I                                                                      10/23/95

GVIT J.P. Morgan GVIT Balanced Fund: Class I                                                               10/31/97

GVIT MAS GVIT Multi Sector Bond Fund: Class I                                                              10/31/97

GVIT Nationwide GVIT Strategic Value Fund: Class I                                                         10/31/97

GVIT Strong GVIT Mid Cap Growth Fund: Class I                                                              10/31/97

Janus Aspen Series - Capital Appreciation Portfolio:                                                       05/01/97
Service Shares

Janus Aspen Series - Global Technology Portfolio:                                                          01/18/00
Service Shares

Janus Aspen Series - International Growth Portfolio:                                                       05/02/94
Service Shares

Neuberger Berman AMT Guardian Portfolio                                                                    11/03/97

Neuberger Berman AMT Mid-Cap Growth Portfolio                                                              11/03/97

Neuberger Berman AMT Partners Portfolio                                                                    03/22/94

Oppenheimer Variable Account Funds - Oppenheimer                                                           08/15/86
Aggressive Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer                                                           04/03/85
Capital Appreciation Growth Fund/VA

Oppenheimer Variable Account Funds - Oppenheimer                                                           11/12/90
Global Securities Fund/VA

--------------------------------------------------------------------------------------------------------------------

                                                                                         10 Years
                                                            1 Year        5 Years     to 12/31/2001     Date Fund
                  Sub-Account Option                     to 12/31/2001 to 12/31/2001  or Life of Fund   Effective

--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main                                                      07/05/95
Street Growth & Income Fund/VA

Strong Opportunity Fund II, Inc.                                                                           05/08/92

The Universal Institutional Funds, Inc. - Emerging                                                         06/16/97
Markets Debt Portfolio

The Universal Institutional Funds, Inc. - Mid Cap                                                          06/16/97
Growth Portfolio

The Universal Institutional Funds, Inc. - U.S. Real                                                        03/03/97
Estate Portfolio

Van Eck Worldwide Insurance Trust - Worldwide Emerging                                                     12/21/95
Markets Fund

Van Eck Worldwide Insurance Trust - Worldwide Hard                                                         09/01/89
Assets Fund

Victory Variable Insurance Funds - Diversified Stock                                                       07/01/99
Fund-Class A

Victory Variable Insurance Funds - Investment Quality                                                      07/01/99
Bond Fund-Class A

Victory Variable Insurance Funds - Small Company                                                           07/01/99
Opportunity Fund-Class A


The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST

     -    Gartmore GVIT Global Financial Services Fund: Class III
     -    Gartmore GVIT Global Health Sciences Fund: Class III
     -    Gartmore GVIT Global Utilities Fund: Class III
     -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Investor Destinations Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderate Fund
     -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III
     -    Gartmore GVIT U.S. Leaders Fund: Class III

Therefore, no sub-account performance is available.

          TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                    PAGE
General Information and History.......................................1
Services..............................................................1
Purchase of Securities Being Offered..................................2
Underwriters..........................................................2
Calculations of Performance...........................................2
Annuity Payments......................................................3
Condensed Financial Information.......................................4
Financial Statements.................................................__

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS


The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH
     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL
     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE
     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.

CREDIT SUISSE TRUST
The Credit Suisse Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").

     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either:
     (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the Unites States.

     INTERNATIONAL FOCUS PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)
     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     LARGE CAP VALUE PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1,
     2000)
     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS
Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.

     EUROPEAN EQUITY PORTFOLIO: INITIAL SHARES (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002)
     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.: INITIAL SHARES
The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.

     APPRECIATION PORTFOLIO: INITIAL SHARES
     Investment Objective: Primarily investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES
Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II
     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO: SERVICE CLASS
     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO: SERVICE CLASS
     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

          - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

          - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C-by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO: SERVICE CLASS
     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS
     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

GARTMORE VARIABLE INSURANCE TRUST
Gartmore Variable Insurance Trust (formerly, Nationwide Separate Account Trust) ("GVIT") is an open-end management investment company created under the laws of Massachusetts. GVIT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of GVIT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore GVIT Emerging Markets Fund, Gartmore GVIT International Growth Fund, Gartmore GVIT Global Utilities Fund and Gartmore GVIT Global Financial Services Fund. The remaining assets of GVIT are managed by Gartmore Mutual Fund Capital Trust ("GMF"), an indirect subsidiary of Nationwide Financial Services, Inc.

     DREYFUS GVIT MID CAP INDEX FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the Standard & Poor's MidCap 400 Index and in derivative instruments linked to the S&P 400. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED GVIT EQUITY INCOME FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: Above average income and capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in income producing U.S. and foreign equity securities and securities that are convertible into common stock.

     FEDERATED GVIT HIGH INCOME BOND FUND: CLASS I
     Subadviser: Federated Investment Counseling
     Investment Objective: To provide high current income. Under normal conditions, the Fund invests at least 80% of the Fund's net assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality.
     Such funds are commonly referred to as "junk bonds."

     GARTMORE GVIT EMERGING MARKETS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located in emerging market or developing countries or that derive a significant portion of their earnings or revenue from emerging market countries.

     GARTMORE GVIT GLOBAL FINANCIAL SERVICES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the financial services sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
     Investment Objective: Long-term capital appreciation. To achieve its objective, the Fund normally invests at least 80% of its assets in equity securities issued by U.S. and foreign companies engaged in the development, production, or distribution of products and services that have a health sciences orientation (those that focus on maintaining or improving one's quality of life). These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS I Investment Objective: Long term capital appreciation by investing under normal conditions at least 80% of its net assets in equity securities issued by companies with business operations in technology and communications and/or technology and communication related industries. These companies will be tied economically to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GLOBAL UTILITIES FUND: CLASS III
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities issued by U.S. and foreign companies with business operations in the utilities sector. These companies will be economically tied to a number of countries throughout the world, including the United States.

     GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
     Investment Objective: Seeks as high a level of income as is consistent with the preservation of capital. Under normal conditions, the Fund invests at least 80% of its net assets in U.S. government and agency bonds, bills and notes. The duration of the Fund will typically be four to six years.

     GARTMORE GVIT GROWTH FUND: CLASS I
     Investment Objective: Long-term capital appreciation. The Fund invests primarily in large capitalization companies. The Fund looks for companies whose earnings are expected to grow faster than other companies in the market.

     GARTMORE GVIT INTERNATIONAL GROWTH FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries.

     GARTMORE GVIT INVESTOR DESTINATIONS FUNDS

         GARTMORE GVIT INVESTOR DESTINATIONS CONSERVATIVE FUND
         Investment Objective: To maximize total investment return by seeking income and, secondarily, long term growth of capital. The Fund invests in a target allocation mix of 10% large cap U.S. stocks, 5% mid cap U.S. stocks, 5% international stocks, 35% bonds, and 45% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY CONSERVATIVE FUND Investment Objective: To maximize total investment return by seeking income and, secondarily, growth of capital. The Fund invests in a target allocation mix of 20% large cap U.S. stocks, 10% mid cap U.S. stocks, 10% international stocks, 35% bonds, and 25% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATE FUND
         Investment Objective: To maximize total investment return by seeking growth of capital and income. The Fund invests in a target allocation mix of 30% large cap U.S. stocks, 10% mid cap U.S. stocks, 5% small cap U.S. stocks, 15% international stocks, 25% bonds, and 15% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS MODERATELY AGGRESSIVE FUND Investment Objective: To maximize total investment return primarily by seeking growth of capital, but also income. The Fund invests in a target allocation mix of 35% large cap U.S. stocks, 15% mid cap U.S. stocks, 5% small cap U.S. stocks, 25% international stocks, 15% bonds, and 5% short-term investments.

         GARTMORE GVIT INVESTOR DESTINATIONS AGGRESSIVE FUND
         Investment Objective: To maximize total investment return primarily by seeking growth of capital. The Fund invests in a target allocation mix of 40% large cap U.S. stocks, 15% mid cap U.S. stocks, 10% small cap U.S. stocks, 30% international funds, and 5% bonds.

     GARTMORE GVIT MONEY MARKET FUND: CLASS I
     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market obligations maturing in 397 days or less.

     GARTMORE GVIT TOTAL RETURN FUND: CLASS I
     Investment Objective: Seeks total return through a flexible combination of capital appreciation and current income. The Fund invests primarily in common stocks and convertible securities.

     GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS III
     Investment Objective: Long-term capital growth. To achieve its objective, the Fund normally invests at least 80% of its net assets in equity securities of U.S. growth leaders. The Fund will invest in companies whose earnings are expected to grow faster than other companies in the market. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT U.S. LEADERS FUND: CLASS III
     Investment Objective: High total return from a concentrated portfolio of U.S. securities. To achieve its objective, the Fund typically invests at least 80% of its net assets in equity securities, primarily in common stocks and convertible securities of U.S. leaders. A U.S. leader is a company with a strong and improving franchise that is well positioned to take advantage of opportunities in the marketplace. The Fund typically invests in a core group of 20 to 30 common stocks of large capitalization companies.

     GARTMORE GVIT WORLDWIDE LEADERS FUND: CLASS I
     Subadviser: Gartmore Global Partners
     Investment Objective: Long-term capital growth. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies located throughout the world considered to be leaders.

     GVIT SMALL CAP GROWTH FUND: CLASS I
     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company
     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known as small cap companies. Under normal conditions, the Fund will invest at least 80% of its net assets in the equity securities of small cap companies.

     GVIT SMALL CAP VALUE FUND: CLASS I
     Subadviser: The Dreyfus Corporation
     Investment Objective: Capital appreciation. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index. The Fund will invest in stocks of U.S. and foreign companies which the portfolio managers believe qualify as "value" companies.

     GVIT SMALL COMPANY FUND: CLASS I
     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Gartmore Global Partners, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company
     Investment Objective: Long-term growth of capital. Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities issued by small capitalization companies. These are companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.

     J.P. MORGAN GVIT BALANCED FUND: CLASS I
     Subadviser: J.P. Morgan Investment Management, Inc.
     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal conditions, the Fund invests approximately 50% of its net assets in equity securities and 30% of its net assets in fixed income securities (including U.S. government corporate, mortgage-backed and asset-backed securities). The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index.

     MAS GVIT MULTI SECTOR BOND FUND: CLASS I
     Subadviser: Miller, Anderson & Sherrerd, LLP
     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities.

     NATIONWIDE GVIT STRATEGIC VALUE FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.

     STRONG GVIT MID CAP GROWTH FUND: CLASS I
     Subadviser: Strong Capital Management Inc.
     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities issued by mid capitalization companies.

     TURNER GVIT GROWTH FOCUS FUND: CLASS I (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER JANUARY 25, 2002)
     Subadviser: Turner Investment Partners, Inc.
     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 15 to 30 common stocks.

JANUS ASPEN SERIES
The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES
     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")
Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.

     AMT GUARDIAN PORTFOLIO
     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.

     AMT MID-CAP GROWTH PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO
     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA
     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA
     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.
The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO
     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Funds investment adviser.

     MID CAP GROWTH PORTFOLIO
     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U.S. REAL ESTATE PORTFOLIO
     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND
     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VICTORY VARIABLE INSURANCE FUNDS
The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

     DIVERSIFIED STOCK FUND: CLASS A
     Investment Objective: To provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     INVESTMENT QUALITY BOND FUND: CLASS A (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)
     Investment Objective: To provide a high level of income. The Fund pursues its objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities. SMALL COMPANY OPPORTUNITY FUND: CLASS A
     Investment Objective: To provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

APPENDIX B: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.20%) and contracts with all available optional benefits available on December 31, 2001 (the maximum variable account charge of 2.20%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:


                           CALLING:   1-800-848-6331, TDD 1-800 238-3035
                           WRITING:   Nationwide Life Insurance Company
                                      One Nationwide Plaza, 01-05-P1
                                      Columbus, Ohio 43215
                           CHECKING ON-LINE AT:      www.bestofamerica.com
--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2002


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2002. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.

                                TABLE OF CONTENTS
                                                                         PAGE
     General Information and History........................................1
     Services...............................................................1
     Purchase of Securities Being Offered...................................2
     Underwriters...........................................................2
     Calculations of Performance............................................2
     Annuity Payments.......................................................3
     Condensed Financial Information........................................4
     Financial Statements..................................................__


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide 's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $____ billion as of December 31, 2001.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.

The financial statements of Nationwide and the Nationwide Variable Account - 9 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended December 31, 2001, 2000, and 1999, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The GVIT Gartmore GVIT Money Market Fund: Class I's seven-day current unit value yield for the maximum number of options available as of December 31, 2001 (2.20%) was _____%. The GVIT Gartmore GVIT Money Market Fund: Class I's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the GVIT Gartmore GVIT Money Market Fund: Class I. The GVIT Gartmore GVIT Money Market Fund: Class I's seven-day effective yield for the maximum number of options available as of December 31, 2001 (2.20%) was _____% .


The GVIT Gartmore GVIT Money Market Fund: Class I's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the GVIT Gartmore GVIT Money Market Fund: Class I determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the GVIT Gartmore GVIT Money Market Fund: Class I's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the GVIT Gartmore GVIT Money Market Fund: Class I is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 2001 (2.20%), except for premium taxes, which may be imposed by certain states. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (1.20%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.


The standardized average annual total return and non-standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Non-standardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2001. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                      CONDENSED FINANCIAL INFORMATION (BOA)

                 Accumulation unit values for accumulation units
                       outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
               (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)

   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   American Century                                                                                              2001
   Variable Portfolios,            14.495483            12.802086        -11.68%             819,540             2000
   Inc. - American Century         12.431326            14.495483         16.60%             371,526             1999
   VP Income & Growth -            10.000000            12.431326         24.31%               2,464             1998
   Q/NQ



   American Century                                                                                              2001
   Variable Portfolios,            17.674116            14.524713        -17.82%             995,517             2000
   Inc. - American Century         10.904652            17.674116         62.08%             265,458             1999
   VP International - Q/NQ         10.000000            10.904652          9.05%                 223             1998




   American Century                                                                                              2001
   Variable Portfolios,            11.263216            13.147862         16.73%             324,487             2000
   Inc. - American Century         11.497731            11.263216         -2.04%             157,763             1999
   VP Value - Q/NQ                 10.000000            11.497731         14.98%               1,306             1998



   Credit Suisse Trust -                                                                                         2001
   Global Post-Venture             20.579437            16.482534        -19.91%              36,041             2000
   Capital Portfolio - Q/NQ        12.739606            20.579437         61.54%              32,895             1999
                                   10.000000            12.739606         27.40%                   0             1998



   Credit Suisse Trust -                                                                                         2001
   International Focus             16.374564            11.989196        -26.78%              52,881             2000
   Portfolio - Q/NQ                10.801619            16.374564         51.59%              41,776             1999
                                   10.000000            10.801619          8.02%                   0             1998



   Credit Suisse Trust -                                                                                         2001
   Large Cap Value                 12.269490            13.203287          7.61%              60,726             2000
   Portfolio - Q/NQ                11.688738            12.269490          4.97%              32,909             1999
                                   10.000000            11.688738         16.89%                  25             1998


   Dreyfus Investment                                                                                            2001
   Portfolios - European           12.890242            12.481806         -3.17%             129,250             2000
   Equity Portfolio:               10.000000            12.890242         28.90%              14,261             1999
   Initial Shares - Q/NQ



   The Dreyfus Socially                                                                                          2001
   Responsible Growth              16.397708            14.414394        -12.10%             673,816             2000
   Fund, Inc.: Initial             12.758878            16.397708         28.52%             270,366             1999
   Shares - Q/NQ                   10.000000            12.758878         27.59%               2,838             1998






   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   Dreyfus Stock Index                                                                                           2001
   Fund, Inc.: Initial             14.736468            13.209188        -10.36%           2,748,432             2000
   Shares - Q/NQ                   12.367188            14.736468         19.16%           1,201,271             1999
                                   10.000000            12.367188         23.67%              28,572             1998



   Dreyfus Variable                                                                                              2001
   Investment Fund                 13.442893            13.195948         -1.84%             632,440             2000
   -Appreciation                   12.207586            13.442893         10.12%             368,162             1999
   Portfolio: Initial              10.000000            12.207586         22.08%               2,910             1998
   Shares - Q/NQ





   Federated Insurance                                                                                           2001
   Series - Federated               9.790385            10.684388          9.13%             186,563             2000
   Quality Bond Fund II -          10.000000             9.790385         -2.10%              15,095             1999
   Q/NQ




   Fidelity VIP                                                                                                  2001
   Equity-Income                   12.440601            13.313013          7.01%           1,200,222             2000
   Portfolio: Service              11.850451            12.440601          4.98%             555,212             1999
   Class - Q/NQ                    10.000000            11.850451         18.50%               2,107             1998




   Fidelity VIP Growth                                                                                           2001
   Portfolio: Service              17.653733            15.512519        -12.13%           3,238,186             2000
   Class - Q/NQ                    13.015101            17.653733         35.64%           1,168,997             1999
                                   10.000000            13.015101         30.15%              10,429             1998



   Fidelity VIP High                                                                                             2001
   Income Portfolio:               11.087928             8.478210        -23.54%             575,925             2000
   Service Class - Q/NQ            10.384114            11.087928          6.78%             263,938             1999
                                   10.000000            10.384114          3.84%               2,129             1998



   Fidelity VIP Overseas                                                                                         2001
   Portfolio: Service              15.900927            12.702222        -20.12%             444,778             2000
   Class - Q/NQ                    11.296846            15.900927         40.76%             150,438             1999
                                   10.000000            11.296846         12.97%               2,193             1998



   Fidelity VIP II                                                                                               2001
   Contrafund(R) Portfolio:        15.457984            14.247834         -7.83%           2,281,488             2000
   Service Class - Q/NQ            12.602507            15.457984         22.66%             996,867             1999
                                   10.000000            12.602507         26.03%              12,050             1998



   Fidelity VIP III Growth                                                                                       2001
   Opportunities                   12.785954            10.463173        -18.17%             575,763             2000
   Portfolio: Service              12.421717            12.785954          2.93%             360,972             1999
   Class - Q/NQ                    10.000000            12.421717         24.22%               2,338             1998




   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   GVIT Dreyfus GVIT Mid                                                                                         2001
   Cap Index Fund: Class I         14.644558            16.670157         13.83%             178,076             2000
   - Q/NQ                          12.257790            14.644558         19.47%              18,380             1999
                                   10.000000            12.257790         22.58%                   0             1998



   GVIT Federated GVIT                                                                                           2001
   Equity Income Fund:             13.963829            12.331560        -11.69%             187,275             2000
   Class I - Q/NQ                  11.927845            13.963829         17.07%              39,186             1999
                                   10.000000            11.927845         19.28%               1,552             1998



   GVIT Federated GVIT                                                                                           2001
   High Income Bond Fund:          10.764664             9.755865         -9.37%             163,738             2000
   Class I - Q/NQ                  10.558563            10.764664          1.95%              41,627             1999
                                   10.000000            10.558563          5.59%               1,154             1998



   GVIT Gartmore GVIT                                                                                            2001
   Emerging Markets Fund:          10.000000             8.686950        -13.13%               1,652             2000
   Class I - Q/NQ



   GVIT Gartmore GVIT                                                                                            2001
   Global Technology and           10.000000             6.000048        -40.00%              37,213             2000
   Communications Fund:
   Class I - Q/NQ




   GVIT Gartmore GVIT                                                                                            2001
   Government Bond Fund:            9.816007            10.914977         11.20%             726,176             2000
   Class I - Q/NQ                  10.174058             9.816007         -3.52%             293,407             1999
                                   10.000000            10.174058          1.74%               1,172             1998



   GVIT Gartmore GVIT                                                                                            2001
   Growth Fund: Class I -          12.767993             9.268169        -27.41%             615,832             2000
   Q/NQ                            12.392954            12.767993          3.03%             437,518             1999
                                   10.000000            12.392954         23.93%               2,724             1998



   GVIT Gartmore GVIT                                                                                            2001
   International Growth            10.000000             9.222891         -7.77%                 820             2000
   Fund: Class I - Q/NQ



   GVIT Gartmore GVIT                                                                                            2001
   Money Market Fund:              10.489614            10.989031          4.76%           2,526,306             2000
   Class I* - Q/NQ                 10.126097            10.489614          3.59%             992,465             1999
                                   10.000000            10.126097          1.26%              48,756             1998





*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.



   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   GVIT Gartmore GVIT                                                                                            2001
   Total Return Fund:              12.646339            12.230458         -3.29%             966,710             2000
   Class I - Q/NQ                  11.968910            12.646339          5.66%             269,704             1999
                                   10.000000            11.968910         19.69%               2,349             1998



   GVIT Gartmore GVIT                                                                                            2001
   Worldwide Leaders Fund:         14.267173            12.359900        -13.37%             127,914             2000
   Class I - Q/NQ                  11.747364            14.267173         21.45%              75,630             1999
                                   10.000000            11.747364         17.47%                   0             1998



   GVIT GVIT Small Cap                                                                                           2001
   Growth Fund: Class I -          20.338511            16.846010         17.17%             181,557             2000
   Q/NQ                            10.000000            20.338511        103.39%              31,219             1999




   GVIT GVIT Small Cap                                                                                           2001
   Value Fund: Class I -           15.896867            17.466310          9.87%             164,209             2000
   Q/NQ                            12.586199            15.896867         26.30%              72,346             1999
                                   10.000000            12.586199         25.86%               1,878             1998



   GVIT GVIT Small Company                                                                                       2001
   Fund: Class I - Q/NQ            17.099098            18.398225          7.60%             341,249             2000
                                   12.016781            17.099098         42.29%              80,387             1999
                                   10.000000            12.016781         20.17%                   0             1998


   GVIT J.P. Morgan GVIT                                                                                         2001
   Balanced Fund: Class I          10.735723            10.570325         -1.54%             189,272             2000
   - Q/NQ                          10.772545            10.735723         -0.34%              54,933             1999
                                   10.000000            10.772545          7.73%                 842             1998



   GVIT MAS GVIT Multi                                                                                           2001
   Sector Bond Fund: Class         10.510552            10.972282          4.39%             164,790             2000
   I - Q/NQ                        10.475252            10.510552          0.34%              45,312             1999
                                   10.000000            10.475252          4.75%               1,706             1998



   GVIT Nationwide GVIT                                                                                          2001
   Strategic Value Fund:           11.949113            12.704964          6.33%              68,829             2000
   Class I - Q/NQ                  12.477330            11.949113         -4.23%              13,362             1999
                                   10.000000            12.477330         24.77%                 853             1998



   GVIT Strong GVIT Mid                                                                                          2001
   Cap Growth Fund: Class          22.750997            19.022019        -16.39%             391,137             2000
   I - Q/NQ                        12.463581            22.750997         82.54%             139,347             1999
                                   10.000000            12.463581         24.64%                   0             1998






   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   GVIT Turner GVIT Growth                                                                                       2001
   Focus Fund: Class I -           10.000000             6.325751        -36.74%               1,305             2000
   Q/NQ



   Janus Aspen Series -                                                                                          2001
   Capital Appreciation            10.000000             8.145127        -18.55%           2,801,845             2000
   Portfolio: Service
   Shares - Q/NQ



   Janus Aspen Series -                                                                                          2001
   Global Technology               10.000000             6.509446        -34.91%           2,037,720             2000
   Portfolio: Service
   Shares - Q/NQ




   Janus Aspen Series -                                                                                          2001
   International Growth            10.000000             8.181886        -18.18%           1,896,028             2000
   Portfolio: Service
   Shares - Q/NQ



   Neuberger Berman AMT                                                                                          2001
   Guardian Portfolio -            13.976229            13.965623         -0.08%             190,158             2000
   Q/NQ                            12.307946            13.976229         13.55%             141,287             1999
                                   10.000000            12.307946         23.08%                   0             1998



   Neuberger Berman AMT                                                                                          2001
   Mid-Cap Growth                  20.834304            19.049729         -8.57%             720,898             2000
   Portfolio - Q/NQ                13.702754            20.834304         52.04%             183,595             1999
                                   10.000000            13.702754         37.03%               1,744             1998



   Neuberger Berman AMT                                                                                          2001
   Partners Portfolio -            12.539993            12.477284         -0.50%             231,429             2000
   Q/NQ                            11.821068            12.539993          6.08%             127,887             1999
                                   10.000000            11.821068         18.21%               2,787             1998



   Oppenheimer Variable                                                                                          2001
   Account Funds -                 23.512658            20.620784        -12.30%             886,753             2000
   Oppenheimer Aggressive          12.961315            23.512658         81.41%             147,653             1999
   Growth Fund/VA - Q/NQ           10.000000            12.961315         29.61%               1,383             1998





   Oppenheimer Variable                                                                                          2001
   Account Funds -                 17.848621            17.594890         -1.42%           1,053,477             2000
   Oppenheimer Capital             12.752843            17.848621         39.96%             276,633             1999
   Appreciation Fund/VA -          10.000000            12.752843         27.53%               2,543             1998
   Q/NQ


   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF           YEAR
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD
   ------------------------- -------------------- ------------------ ------------------- ------------------- -------------

   Oppenheimer Variable                                                                                          2001
   Account Funds -                 10.000000             9.521827         -4.78%             175,518             2000
   Oppenheimer Global
   Securities Fund/VA -
   Q/NQ



   Oppenheimer Variable                                                                                          2001
   Account Funds -                 14.609212            13.168121         -9.86%           1,275,868             2000
   Oppenheimer Main Street         12.149185            14.609212         20.25%             370,716             1999
   Growth & Income Fund/VA         10.000000            12.149185         21.49%               2,736             1998
   - Q/NQ





   Strong Opportunity Fund                                                                                       2001
   II, Inc. - Q/NQ                 10.000000             9.776003         -2.24%             180,575             2000


   The Universal                                                                                                 2001
   Institutional Funds,            14.572201            16.037786         10.06%              50,072             2000
   Inc. - Emerging Markets         11.400149            14.572201         27.82%              32,668             1999
   Debt Portfolio - Q/NQ           10.000000            11.400149         14.00%                 593             1998




   The Universal                                                                                                 2001
   Institutional Funds,            10.000000             8.620055        -13.80%             158,997             2000
   Inc. - Mid Cap Growth
   Portfolio - Q/NQ



   The Universal                                                                                                 2001
   Institutional Funds,            12.479280            12.974262          3.97%             155,239             2000
   Inc. - U.S. Real Estate
   Portfolio - Q/NQ



   Van Eck Worldwide                                                                                             2001
   Insurance Trust -               23.947713            13.755231        -42.56%             124,085             2000
   Worldwide Emerging              12.101814            23.947713         97.89%              51,918             1999
   Markets Fund - Q/NQ             10.000000            12.101814         21.02%               1,018             1998




   Van Eck Worldwide                                                                                             2001
   Insurance Trust -               12.649846            13.923943         10.07%              29,361             2000
   Worldwide Hard Assets           10.581149            12.649846         19.55%              28,359             1999
   Fund - Q/NQ                     10.000000            10.581149          5.81%                   0             1998







The Federated Insurance Series - Federated Quality Bond Fund II and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST



-        Gartmore GVIT Global Financial Services Fund: Class III
-        Gartmore GVIT Global Health Sciences Fund: Class III
-        Gartmore GVIT Global Utilities Fund: Class III
-        Gartmore GVIT Investor Destinations Aggressive Fund
-        Gartmore GVIT Investor Destinations Conservative Fund
-        Gartmore GVIT Investor Destinations Moderate Fund
-        Gartmore GVIT Investor Destinations Moderately Aggressive Fund
-        Gartmore GVIT Investor Destinations Moderately Conservative Fund
-        Gartmore GVIT U.S. Growth Leaders Fund: Class III
-        Gartmore GVIT U.S. Leaders Fund: Class III

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
                 (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY
                      NET ASSETS OF THE VARIABLE ACCOUNT)



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   American Century                                                                                             2001
   Variable Portfolios,            14.485724           12.787029       -11.73%              186,250             2000
   Inc. - American Century         12.429254           14.485724        16.55%              107,315             1999
   VP Income & Growth -Q/NQ        10.000000           12.429254        24.29%                    0             1998




   American Century                                                                                             2001
   Variable Portfolios,            17.662250           14.507647       -17.86%              157,209             2000
   Inc. - American Century         10.902825           17.662250        62.00%               55,070             1999
   VP International - Q/NQ         10.000000           10.902825         9.03%                    0             1998




   American Century                                                                                             2001
   Variable Portfolios,            11.255628           13.132406        16.67%               72,845             2000
   Inc. - American Century         11.495807           11.255628        -2.09%               37,814             1999
   VP Value - Q/NQ                 10.000000           11.495807        14.96%                  322             1998




   Credit Suisse Trust -                                                                                        2001
   Global Post-Venture             20.565582           16.463131       -19.95%                2,329             2000
   Capital Portfolio -             12.737475           20.565582        61.46%                3,581             1999
   Q/NQ                            10.000000           12.737475        27.37%                    0             1998




   Credit Suisse Trust -                                                                                        2001
   International Focus             16.363554           11.975093       -26.82%               11,591             2000
   Portfolio - Q/NQ                10.799816           16.363554        51.52%               25,347             1999
                                   10.000000           10.799816         8.00%                    0             1998



   Credit Suisse Trust -                                                                                        2001
   Large Cap Value                 12.261224           13.187744         7.56%                6,235             2000
   Portfolio - Q/NQ                11.686779           12.261224         4.92%                4,765             1999
                                   10.000000           11.686779        16.87%                    0             1998



   Dreyfus Investment                                                                                           2001
   Portfolios - European           12.888550           12.473885        -3.22%               15,562             2000
   Equity Portfolio:               10.000000           12.888550        28.89%                2,491             1999
   Initial Shares - Q/NQ




   The Dreyfus Socially                                                                                         2001
   Responsible Growth              16.386683           14.397461       -12.41%               79,534             2000
   Fund, Inc.: Initial             12.756741           16.386683        28.46%               39,599             1999
   Shares - Q/NQ                   10.000000           12.756741        27.57%                    0             1998






   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   Dreyfus Stock Index                                                                                          2001
   Fund, Inc.: Initial             14.726559           13.193664       -10.41%              394,255             2000
   Shares - Q/NQ                   12.365124           14.726559        19.10%              247,877             1999
                                   10.000000           12.365124        23.65%                1,686             1998



   Dreyfus Variable                                                                                             2001
   Investment Fund                 13.433832           13.180436        -1.89%               99,565             2000
   -Appreciation                   12.205549           13.433832        10.06%               44,194             1999
   Portfolio: Initial              10.000000           12.205549        22.06%                    0             1998
   Shares - Q/NQ




   Federated Insurance                                                                                          2001
   Series - Federated               9.787093           10.675429         9.08%               50,314             2000
   Quality Bond Fund II -          10.000000            9.787093        -2.13%                  847             1999
   Q/NQ




   Fidelity VIP                                                                                                 2001
   Equity-Income                   12.432231           13.297371         6.96%              256,001             2000
   Portfolio: Service              11.848469           12.432231         4.93%              151,233             1999
   Class - Q/NQ                    10.000000           11.848469        18.48%                1,549             1998




   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              17.641868           15.494279       -12.17%              344,589             2000
   Class - Q/NQ                    13.012933           17.641868        35.57%              180,701             1999
                                   10.000000           13.012933        30.13%               1, 201             1998



   Fidelity VIP High                                                                                            2001
   Income Portfolio:               11.080460            8.468211       -23.58%               95,145             2000
   Service Class - Q/NQ            10.382374           11.080460         6.72%               55,419             1999
                                   10.000000           10.382374         3.82%                    0             1998



   Fidelity VIP Overseas           15.890221           12.687275       -20.16%               80,303             2000
   Portfolio: Service              11.294949           15.890221        40.68%               54,276             1999
   Class - Q/NQ                    10.000000           11.294949        12.95%                    0             1998



   Fidelity VIP II                                                                                              2001
   Contrafund(R) Portfolio:        15.447579           14.231074        -7.88%              274,120             2000
   Service Class - Q/NQ            12.600399           15.447579        22.60%              127,599             1999
                                   10.000000           12.600399        26.00%                    0             1998



   Fidelity VIP III Growth                                                                                      2001
   Opportunities                   12.777351           10.450878       -18.21%              113,236             2000
   Portfolio: Service              12.419643           12.777351         2.88%               53,366             1999
   Class - Q/NQ                    10.000000           12.419643        24.20%                    0             1998



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Dreyfus GVIT Mid                                                                                        2001
   Cap Index Fund: Class I         14.634711           16.650563        13.77%               21,219             2000
   - Q/NQ                          12.255745           14.634711        19.41%                2,577             1999
                                   10.000000           12.255745        22.56%                    0             1998



   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             13.954430           12.317063       -11.73%               10,623             2000
   Class I - Q/NQ                  11.925844           13.954430        17.01%                3,512             1999
                                   10.000000           11.925844        19.26%                    0             1998



   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:          10.757403            9.744373        -9.42%               16,819             2000
   Class I - Q/NQ                  10.556787           10.757403         1.90%               10,766             1999
                                   10.000000           10.556787         5.57%                    0             1998



   GVIT Gartmore GVIT                                                                                           2001
   Emerging Markets Fund:          10.000000            8.685889       -13.14%                    0             2000
   Class I - Q/NQ



   GVIT Gartmore GVIT                                                                                           2001
   Global Technology and           10.000000            5.999315       -40.01%                  858             2000
   Communications Fund:
   Class I - Q/NQ




   GVIT Gartmore GVIT                                                                                           2001
   Government Bond Fund:            9.809384           10.902126        11.41%              107,028             2000
   Class I - Q /NQ                 10.172348            9.809384        -3.57%               70,311             1999
                                   10.000000           10.172348         1.72%                  442             1998



   GVIT Gartmore GVIT                                                                                           2001
   Growth Fund: Class I -          12.759401            9.257262       -27.45%               93,667             2000
   Q/NQ                            12.390885           12.759401         2.97%               77,387             1999
                                   10.000000           12.390885        23.91%                    0             1998



   GVIT Gartmore GVIT                                                                                           2001
   International Growth            10.000000            9.221767        -7.78%                    0             2000
   Fund: Class I - Q/NQ



   GVIT Gartmore GVIT              10.482530           10.976083         4.71%              399,735             2000
   Money Market Fund:              10.124383           10.482530         3.54%              187,333             1999
   Class I* - Q/NQ                 10.000000           10.124838         1.24%                    0             1998



*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT                                                                                           2001
   Total Return Fund:              12.637807           12.216049        -3.34%              122,724             2000
   Class I - Q/NQ                  11.966903           12.637807         5.61%               70,583             1999
                                   10.000000           11.966903        19.67%                  137             1998



   GVIT Gartmore GVIT                                                                                           2001
   Worldwide Leaders Fund:         14.257588           12.345376       -13.41%               37,859             2000
   Class I - Q/NQ                  11.745400           14.257588        21.39%               17,243             1999
                                   10.000000           11.745400        17.45%                    0             1998



   GVIT GVIT Small Cap                                                                                          2001
   Growth Fund: Class I -          20.331712           16.831886       -17.21%               21,777             2000
   Q/NQ                            10.000000           20.331712       103.32%                4,348             1999



   GVIT GVIT Small Cap                                                                                          2001
   Value Fund: Class I -           15.886176           17.445777         9.82%               20,818             2000
   Q/NQ                            12.584102           15.886176        26.24%               13,780             1999
                                   10.000000           12.584102        25.84%                  310             1998



   GVIT GVIT Small Company                                                                                      2001
   Fund: Class I - Q/NQ            17.087592           18.376589         7.54%               39,787             2000
                                   12.014774           17.087592        42.22%               21,133             1999
                                   10.000000           12.014774        20.15%                    0             1998


   GVIT J.P. Morgan GVIT                                                                                        2001
   Balanced Fund: Class I          10.728485           10.557899        -1.59%               52,081             2000
   - Q/NQ                          10.770735           10.728485        -0.39%               13,101             1999
                                   10.000000           10.770735         7.71%                    0             1998



   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class         10.503468           10.959378         4.34%               26,619             2000
   I - Q/NQ                        10.473496           10.503468         0.29%                4,006             1999
                                   10.000000           10.473496         4.73%                    0             1998



   GVIT Nationwide GVIT                                                                                         2001
   Strategic Value Fund:           11.941061           12.690016         6.27%               13,530             2000
   Class I - Q/NQ                  12.475236           11.941061        -4.28%                6,718             1999
                                   10.000000           12.475236        24.75%                    0             1998



   GVIT Strong GVIT Mid                                                                                         2001
   Cap Growth Fund - Q/NQ          22.735718           18.999657       -16.43%               61,218             2000
                                   12.461498           22.735718        82.45%               35,107             1999
                                   10.000000           12.461498        24.61%                    0             1998


   GVIT Turner GVIT Growth                                                                                      2001
   Focus Fund - Q/NQ               10.000000            6.324975       -36.75%                    0             2000


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -                                                                                         2001
   Capital Appreciation            10.000000            8.141323       -18.59%              239,499             2000
   Portfolio: Service
   Shares - Q/NQ




   Janus Aspen Series -                                                                                         2001
   Global Technology               10.000000            6.506406       -34.94%              278,177             2000
   Portfolio: Service
   Shares - Q/NQ




   Janus Aspen Series -                                                                                         2001
   International Growth            10.000000            8.178071       -18.22%              143,228             2000
   Portfolio: Service
   Shares - Q/NQ




   Neuberger Berman AMT                                                                                         2001
   Guardian Portfolio -            13.966839           13.949218        -0.13%               29,065             2000
   Q/NQ                            12.305897           13.966839        13.50%               14,055             1999
                                   10.000000           12.305897        23.06%                    0             1998



   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  20.820318           19.027345        -8.61%               94,090             2000
   Portfolio - Q/NQ                13.700471           20.820318        51.97%               27,943             1999
                                   10.000000           13.700471        37.00%                    0             1998



   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -            12.531553           12.462618        -0.55%               52,582             2000
   Q/NQ                            11.819096           12.531553         6.03%               34,451             1999
                                   10.000000           11.819096        18.19%                  789             1998



   Oppenheimer Variable                                                                                         2001
   Account Funds -                 23.496887           20.596567       -12.34%              117,098             2000
   Oppenheimer Aggressive          12.959156           23.496887        81.31%               46,475             1999
   Growth Fund/VA - Q/NQ           10.000000           12.959156        29.59%                  678             1998





   Oppenheimer Variable                                                                                         2001
   Account Funds -                 17.836627           17.574219        -1.47%              111,545             2000
   Oppenheimer Capital             12.750719           17.836627        39.89%               46,051             1999
   Appreciation Fund/VA -          10.000000           12.750719        27.51%                    0             1998
   Q/NQ



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Oppenheimer Variable                                                                                         2001
   Account Funds -                 10.000000            9.518646        -4.81%               14,817             2000
   Oppenheimer Global
   Securities Fund/VA -
   Q/NQ





   Oppenheimer Variable                                                                                         2001
   Account Funds -                 14.599387           13.152642        -9.91%              230,236             2000
   Oppenheimer Main Street         12.147153           14.599387        20.19%               98,584             1999
   Growth & Income Fund/VA         10.000000           12.147153        21.47%                    0             1998
   - Q/NQ





   Strong Opportunity Fund                                                                                      2001
   II, Inc. - Q/NQ                 10.000000            9.772739        -2.27%               29,013             2000


   The Universal                                                                                                2001
   Institutional Funds,            14.562396           16.018934        10.00%                1,959             2000
   Inc. - Emerging Markets         11.398245           14.562396        27.76%                  370             1999
   Debt Portfolio - Q/NQ           10.000000           11.398245        13.98%                    0             1998




   The Universal                                                                                                2001
   Institutional Funds,            10.000000            8.617166       -13.83%               15,237             2000
   Inc. - Mid Cap Growth
   Portfolio - Q/NQ




   The Universal                                                                                                2001
   Institutional Funds,            12.466313           12.959009         3.95%                6,987             2000
   Inc. - U.S. Real Estate
   Portfolio - Q/NQ




   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               23.931619           13.739047       -42.59%               13,822             2000
   Worldwide Emerging              12.099788           23.931619        97.79%                9,653             1999
   Markets Fund - Q/NQ             10.000000           12.099788        21.00%                    0             1998





   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               12.641312           13.907561        10.02%                3,614             2000
   Worldwide Hard Assets           10.579367           12.641312        19.49%                  753             1999
   Fund - Q/NQ                     10.000000           10.579367         5.79%                    0             1998







The Federated Insurance Series - Federated Quality Bond Fund II and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
     -    Gartmore GVIT Global Financial Services Fund: Class III
     -    Gartmore GVIT Global Health Sciences Fund: Class III
     -    Gartmore GVIT Global Utilities Fund: Class III
     -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Investor Destinations Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderate Fund
     -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III
     -    Gartmore GVIT U.S. Leaders Fund: Class III

Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
               (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET
                        ASSETS OF THE VARIABLE ACCOUNT)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   American Century                                                                                             2001
   Variable Portfolios,            14.534695           12.797950       -11.95%               80,711             2000
   Inc. - American Century         12.502898           14.534695        16.25%                4,815             1999
   VP Income & Growth -            10.000000           12.502898        25.03%                    0             1998
   Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            19.471172           15.953179       -18.07%               94,633             2000
   Inc. - American Century         12.049887           19.471172        61.59%               24,626             1999
   VP International - Q/NQ         10.000000           12.049887        20.50%                    0             1998




   American Century                                                                                             2001
   Variable Portfolios,            11.005082           12.807784        16.38%               31,072             2000
   Inc. - American Century         11.268440           11.005082        -2.34%                  929             1999
   VP Value - Q/NQ                 10.000000           11.268440        12.68%                    0             1998




   Credit Suisse Trust -                                                                                        2001
   Global Post-Venture             20.656350           16.494084       -20.15%                    0             2000
   Capital Portfolio -             12.826101           20.656350        61.05%                    0             1999
   Q/NQ                            10.000000           12.826101        28.26%                    0             1998




   Credit Suisse Trust -                                                                                        2001
   International Focus             17.441358           12.731669       -27.00%                3,729             2000
   Portfolio - Q/NQ                11.540306           17.441358        51.13%                1,102             1999
                                   10.000000           11.540306        15.40%                    0             1998



   Credit Suisse Trust-                                                                                         2001
   Large Cap Value                 12.436688           13.342824         7.29%                3,264             2000
   Portfolio - Q/NQ                11.884096           12.436688         4.65%                    0             1999
                                   10.000000           11.884096        18.84%                    0             1998



   Dreyfus Investment                                                                                           2001
   Portfolios - European           12.880083           12.434292        -3.46%                8,006             2000
   Equity Portfolio:               10.000000           12.880083        28.80%                    0             1999
   Initial Shares - Q/NQ




   The Dreyfus Socially                                                                                         2001
   Responsible Growth              16.364824           14.342049       -12.36%               68,385             2000
   Fund, Inc.: Initial             12.772030           16.364824        29.13%                8,354             1999
   Shares - Q/NQ                   10.000000           12.772030        27.72%                    0             1998




   Dreyfus Stock Index                                                                                          2001
   Fund, Inc.: Initial             14.792159           13.219073       -10.63%              236,780             2000
   Shares - Q/NQ                   12.451705           14.792159        18.80%              130,897             1999
                                   10.000000           12.451705        24.52%                    0             1998





   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Dreyfus Variable                                                                                             2001
   Investment Fund                 13.588614           13.298747        -2.13%               31,636             2000
   -Appreciation                   12.377494           13.588614         9.78%                7,602             1999
   Portfolio: Initial              10.000000           12.377494        23.77%                    0             1998
   Shares - Q/NQ




   Federated Insurance                                                                                          2001
   Series - Federated               9.770666           10.630687         8.80%               11,893             2000
   Quality Bond Fund II -          10.000000            9.770666        -2.29%                    0             1999
   Q/NQ




   Fidelity VIP                                                                                                 2001
   Equity-Income                   12.347825           13.173869         6.69%               99,488             2000
   Portfolio: Service              11.797885           12.347825         4.66%               16,934             1999
   Class - Q/NQ                    10.000000           11.797885        17.98%                    0             1998




   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              17.446540           15.284127       -12.39%              252,691             2000
   Class - Q/NQ                    12.901477           17.446540        35.23%               43,934             1999
                                   10.000000           12.901477        29.01%                    0             1998



   Fidelity VIP High                                                                                            2001
   Income Portfolio:               11.198884            8.537159       -23.77%               34,419             2000
   Service Class - Q/NQ            10.519957           11.198884         6.45%                4,857             1999
                                   10.000000           10.519957         5.20%                    0             1998



   Fidelity VIP Overseas                                                                                        2001
   Portfolio: Service              17.085125           13.606956       -20.36%               24,379             2000
   Class - Q/NQ                    12.175055           17.085125        40.33%                8,652             1999
                                   10.000000           12.175055        21.75%                    0             1998



   Fidelity VIP II                                                                                              2001
   Contrafund(R) Portfolio:        15.633362           14.365961        -8.11%              267,440             2000
   Service Class - Q/NQ            12.784276           15.633362        22.29%               47,629             1999
                                   10.000000           12.784276        27.84%                    0             1998



   Fidelity VIP III Growth                                                                                      2001
   Opportunities                   12.619265           10.295564       -18.41%               32.541             2000
   Portfolio: Service              12.297109           12.619265         2.62%               11,043             1999
   Class - Q/NQ                    10.000000           12.297109        22.97%                    0             1998




   GVIT Dreyfus GVIT Mid                                                                                        2001
   Cap Index Fund: Class I         14.580726           16.547367        13.49%               14,711             2000
   - Q/NQ                          12.241505           14.580726        19.11%                  923             1999
                                   10.000000           12.241505        22.42%                    0             1998




   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             13.812331           12.160926       -11.96%                8,650             2000
   Class I - Q/NQ                  11.834345           13.812331        16.71%                    0             1999
                                   10.000000           11.834345        18.34%                    0             1998



   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:          10.499020            9.486372        -9.65%                6,505             2000
   Class I - Q/NQ                  10.329379           10.499020         1.64%                  845             1999
                                   10.000000           10.329379         3.29%                    0             1998



   GVIT Gartmore GVIT                                                                                           2001
   Emerging Markets Fund:          10.000000            8.680573       -13.19%                    0             2000
   Class I - Q/NQ



   GVIT Gartmore GVIT                                                                                           2001
   Global Technology and           10.000000            5.995625       -40.04%                8,691             2000
   Communications Fund:
   Class I - Q/NQ




   GVIT Gartmore GVIT                                                                                           2001
   Government Bond Fund:            9.467860           10.496056        10.86%               57,683             2000
   Class I - Q/NQ                   9.843122            9.467860        -3.81%                2,080             1999
                                   10.000000            9.843122        -1.57%                    0             1998



   GVIT Gartmore GVIT                                                                                           2001
   Growth Fund: Class I -          17.764281            9.237443       -27.63%               39,235             2000
   Q/NQ                            12.427070           17.764281         2.71%               17,353             1999
                                   10.000000           12.427070        24.27%                    0             1998



   GVIT Gartmore GVIT                                                                                           2001
   International Growth            10.000000            9.216139        -7.84%                    0             2000
   Fund: Class I - Q/NQ



   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.415808           10.878760         4.44%              305,545             2000
   Class I * - Q/NQ                10.085474           10.415808         3.28%               44,119             1999
                                   10.000000           10.085474         0.85%                    0             1998



   GVIT Gartmore GVIT                                                                                           2001
   Total Return Fund:              12.620906           12.169023        -3.58%               82,124             2000
   Class I - Q/NQ                  11.981226           12.620906         5.34%                1,493             1999
                                   10.000000           11.981226        19.81%                    0             1998




*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   GVIT Gartmore GVIT                                                                                           2001
   Worldwide Leaders Fund:         14.771891           12.758477       -13.63%               57,683             2000
   Class I - Q/NQ                  12.199950           14.771891        21.08%                2,843             1999
                                   10.000000           12.199950        22.00%                    0             1998



   GVIT GVIT Small Cap                                                                                          2001
   Growth Fund: Class I -          20.297724           16.761357       -17.42%               24,488             2000
   Q/NQ                            10.000000           20.297724       102.98%               15,068             1999



   GVIT GVIT Small Cap                                                                                          2001
   Value Fund: Class I -           16.308373           17.864340         9.54%               24,375             2000
   Q/NQ                            12.951308           16.308373        25.92%               11,682             1999
                                   10.000000           12.951308        29.51%                    0             1998



   GVIT GVIT Small Company                                                                                      2001
   Fund: Class I - Q/NQ            17.180698           18.430186         7.27%               45,866             2000
                                   12.110854           17.180698        41.86%                1,372             1999
                                   10.000000           12.110854        21.11%                    0             1998


   GVIT J.P. Morgan GVIT                                                                                        2001
   Balanced Fund: Class I          10.597955           10.403190        -1.84%               23,722             2000
   - Q/NQ                          10.666693           10.597955        -0.64%                5,671             1999
                                   10.000000           10.666693         6.67%                    0             1998



   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class         10.238786           10.656316         4.08%               22,642             2000
   I - Q/NQ                        10.235484           10.238786         0.03%                  510             1999
                                   10.000000           10.235484         2.35%                    0             1998



   GVIT Nationwide GVIT                                                                                         2001
   Strategic Value Fund:           12.426696           13.172860         6.00%                5,653             2000
   Class I - Q/NQ                  13.015559           12.426696        -4.52%                    0             1999
                                   10.000000           13.015559        30.16%                    0             1998



   GVIT Strong GVIT Mid                                                                                         2001
   Cap Growth Fund: Class          23.032196           19.198852       -16.64%               49,523             2000
   I - Q/NQ                        12.655972           23.032196        81.99%               14,976             1999
                                   10.000000           12.655972        26.56%                    0             1998



   GVIT Turner GVIT Growth                                                                                      2001
   Focus Fund: Class I -           10.000000            6.321085       -36.79%                  399             2000
   Q/NQ



   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   Janus Aspen Series -                                                                                         2001
   Capital Appreciation            10.000000            8.122329       -18.78%              345,346             2000
   Portfolio: Service
   Shares - Q/NQ




   Janus Aspen Series -                                                                                         2001
   Global Technology               10.000000            6.491188       -35.09%              253,929             2000
   Portfolio: Service
   Shares - Q/NQ




   Janus Aspen Series -                                                                                         2001
   International Growth            10.000000            8.158972       -18.41%              264,842             2000
   Portfolio: Service
   Shares - Q/NQ




   Neuberger Berman AMT                                                                                         2001
   Guardian Portfolio -            14.574691           14.519679        -0.38%               20,174             2000
   Q/NQ                            12.874049           14.574691        13.21%                4,594             1999
                                   10.000000           12.874049        28.74%                    0             1998



   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  21.318413           19.433420        -8.84%               60,505             2000
   Portfolio - Q/NQ                14.063808           21.318413        51.58%                2,446             1999
                                   10.000000           14.063808        40.64%                    0             1998



   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -            12.528364           12.428094        -0.80%                7,033             2000
   Q/NQ                            11.846069           12.528364         5.76%                3,665             1999
                                   10.000000           11.846069        18.46%                    0             1998



   Oppenheimer Variable                                                                                         2001
   Account Funds -                 23.834283           20.839650       -12.56%              103,103             2000
   Oppenheimer Aggressive          13.178533           23.834283        80.86%               22,221             1999
   Growth Fund/VA - Q/NQ           10.000000           13.178533        31.79%                    0             1998





   Oppenheimer Variable                                                                                         2001
   Account Funds -                 18.462618           18.145209        -1.72%               98,409             2000
   Oppenheimer Capital             13.231670           18.462618        39.53%               10,776             1999
   Appreciation Fund/VA-           10.000000           13.231670        32.23%                    0             1998
   Q/NQ


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 10.000000            9.502715        -4.97%               23,614             2000
   Oppenheimer Global
   Securities Fund/VA -
   Q/NQ


   Oppenheimer Variable                                                                                         2001
   Account Funds -                 14.779520           13.281403       -10.14%              150,751             2000
   Oppenheimer Main Street         12.328212           14.779520        19.88%               13,115             1999
   Growth & Income Fund/VA         10.000000           12.328212        23.28%                    0             1998
   - Q/NQ





   Strong Opportunity Fund                                                                                      2001
   II, Inc. - Q/NQ                 10.000000            9.756374        -2.44%               26,794             2000


   The Universal                                                                                                2001
   Institutional Funds,            14.507420           15.918288         9.73%                4,452             2000
   Inc. - Emerging Markets         11.383996           14.507420        27.44%                    0             1999
   Debt Portfolio - Q/NQ           10.000000           11.383996        13.84%                    0             1998




   The Universal                                                                                                2001
   Institutional Funds,            10.000000            8.602719       -13.97%               54,837             2000
   Inc. - Mid Cap Growth
   Portfolio - Q/NQ




   The Universal                                                                                                2001
   Institutional Funds,            10.000000           12.487759         3.88%                8,847             2000
   Inc. - U.S. Real Estate
   Portfolio - Q/NQ




   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               24.900624           14.259243       -42.74%                6,421             2000
   Worldwide Emerging              12.621572           24.900624        97.29%                  338             1999
   Markets Fund - Q/NQ             10.000000           12.621572        26.22%                    0             1998




   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               11.809742           12.959993         9.74%                3,431             2000
   Worldwide Hard Assets            9.908503           11.809742        19.19%                    0             1999
   Fund - Q/NQ                     10.000000            9.908503        -0.91%                    0             1998







The Federated Insurance Series - Federated Quality Bond Fund II and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST

     -    Gartmore GVIT Global Financial Services Fund: Class III
     -    Gartmore GVIT Global Health Sciences Fund: Class III
     -    Gartmore GVIT Global Utilities Fund: Class III
     -    Gartmore GVIT Investor Destinations Aggressive Fund
     -    Gartmore GVIT Investor Destinations Conservative Fund
     -    Gartmore GVIT Investor Destinations Moderate Fund
     -    Gartmore GVIT Investor Destinations Moderately Aggressive Fund
     -    Gartmore GVIT Investor Destinations Moderately Conservative Fund
     -    Gartmore GVIT U.S. Growth Leaders Fund: Class III
     -    Gartmore GVIT U.S. Leaders Fund: Class III


Therefore, no Condensed Financial Information is available.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
               (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET
                         ASSETS OF THE VARIABLE ACCOUNT)


   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
   ------------------------- ------------------- ------------------ ------------------ -------------------- -------------

   American Century                                                                                             2001
   Variable Portfolios,            14.525483           12.783396       -11.99%                1,130             2000
   Inc. - American Century         12.501318           14.525483        16.19%                    0             1999
   VP Income & Growth -            10.000000           12.501318        25.01%                    0             1998
   Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            19.458849           15.935027       -18.11%               11,370             2000
   Inc. - American Century         12.048368           19.458849        61.51%                  175             1999
   VP International - Q/NQ         10.000000           12.048368        20.48%                    0             1998




   American Century                                                                                             2001
   Variable Portfolios,            10.998104           12.793204        16.32%                1,285             2000
   Inc. - American Century         11.267010           10.998104        -2.39%                    0             1999
   VP Value - Q/NQ                 10.000000           11.267010        12.67%                    0             1998




   Credit Suisse Trust -                                                                                        2001
   Global Post-Venture             20.643272           16.475303       -20.19%                    0             2000
   Capital Portfolio -             12.824482           20.643272        60.97%                    0             1999
   Q/NQ                            10.000000           12.824482        28.24%                    0             1998




   Credit Suisse Trust -           17.430313           12.717168       -27.04%                    0             2000
   International Focus             11.538849           17.430313        51.06%                    0             1999
   Portfolio - Q/NQ                10.000000           11.538849        15.39%                    0             1998



   Credit Suisse Trust -                                                                                        2001
   Large Cap Value                 12.428801           13.327642         7.23%                1,949             2000
   Portfolio - Q/NQ                11.882597           12.428801         4.60%                  366             1999
                                   10.000000           11.882597        18.83%                    0             1998



   Dreyfus Investment                                                                                           2001
   Portfolios - European           12.878387           12.426374        -3.51%                2,522             2000
   Equity Portfolio:               10.000000           12.878387        28.78%                    0             1999
   Initial Shares - Q/NQ




   The Dreyfus Socially                                                                                         2001
   Responsible Growth              16.354471           14.325738       -12.40%               12,798             2000
   Fund, Inc.: Initial             12.770419           16.354471        28.07%                    0             1999
   Shares - Q/NQ                   10.000000           12.770419        27.70%                    0             1998




   Dreyfus Stock Index                                                                                          2001
   Fund, Inc.: Initial             14.782794           13.204037       -10.68%                4,966             2000
   Shares - Q/NQ                   12.450128           14.782794        18.74%                  762             1999
                                   10.000000           12.450128        24.50%                    0             1998


----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   Dreyfus Variable                                                                                             2001
   Investment Fund                 13.580004           13.283611        -2.18%                2,912             2000
   -Appreciation                   12.375935           13.580004         9.73%                  337             1999
   Portfolio: Initial              10.000000           12.375935        23.76%                    0             1998
   Shares - Q/NQ

   Federated Insurance                                                                                          2001
   Series - Federated               9.767363           10.621724         8.75%                1,687             2000
   Quality Bond Fund II -          10.000000            9.767363        -2.33%                    0             1999
   Q/NQ

   Fidelity VIP                                                                                                 2001
   Equity-Income                   12.339995           13.158890         6.64%                5,354             2000
   Portfolio: Service              11.796399           12.339995         4.61%                3,242             1999
   Class - Q/NQ                    10.000000           11.796399        17.96%                    0             1998

   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              17.435504           15.266755       -12.44%               23,066             2000
   Class - Q/NQ                    12.899854           17.435504        35.16%                  276             1999
                                   10.000000           12.899854        29.00%                    0             1998

   Fidelity VIP High                                                                                            2001
   Income Portfolio:               11.191773            8.527425       -23.81%                    0             2000
   Service Class - Q/NQ            10.518622           11.191773         6.40%                  718             1999
                                   10.000000           10.518622         5.19%                    0             1998

   Fidelity VIP Overseas                                                                                        2001
   Portfolio: Service              17.074312           13.591466       -20.40%                4,506             2000
   Class - Q/NQ                    12.173522           17.074312        40.26%                  190             1999
                                   10.000000           12.173522        21.74%                    0             1998

   Fidelity VIP II                                                                                              2001
   Contrafund(R) Portfolio:        15.623458           14.349605        -8.15%               35,114             2000
   Service Class - Q/NQ            12.782661           15.623458        22.22%                4,341             1999
                                   10.000000           12.782661        27.83%                    0             1998

   Fidelity VIP III Growth                                                                                      2001
   Opportunities                   12.611273           10.283843       -18.46%                3,589             2000
   Portfolio: Service              12.295562           12.611273         2.57%                3,871             1999
   Class - Q/NQ                    10.000000           12.295562        22.96%                    0             1998

   GVIT Dreyfus GVIT Mid                                                                                        2001
   Cap Index Fund: Class I         14.571500           16.528554        13.43%                2,873             2000
   - Q/NQ                          12.239965           14.571500        19.05%                    0             1999
                                   10.000000           12.239965        22.40%                    0             1998

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             13.803577           12.147081       -12.00%                    0             2000
   Class I - Q/NQ                  11.832846           13.803577        16.65%                    0             1999
                                   10.000000           11.832846        18.33%                    0             1998

   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:          10.492359            9.475563        -9.69%                1,735             2000
   Class I - Q/NQ                  10.328064           10.492359         1.59%                    0             1999
                                   10.000000           10.328064         3.28%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   Emerging Markets Fund:          10.000000            8.679512       -13.20%                    0             2000
   Class I - Q/NQ

   GVIT Gartmore GVIT                                                                                           2001
   Global Technology and           10.000000            5.994889       -40.05%                    0             2000
   Communications Fund:
   Class I - Q/NQ

   GVIT Gartmore GVIT                                                                                           2001
   Government Bond Fund:            9.461864           10.484119        10.80%                    0             2000
   Class I - Q/NQ                   9.841878            9.461864        -3.86%                    0             1999
                                   10.000000            9.841878        -1.58%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   Growth Fund: Class I -          12.756184            9.226923       -27.67%                8,765             2000
   Q/NQ                            12.425504           12.756184         2.66%                5,330             1999
                                   10.000000           12.425504        24.26%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   International Growth                                                                                         ----
   Fund: Class I - Q/NQ            10.000000            9.215010        -7.85%                    0             2000

   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.409189           10.866357         4.39%                5,236             2000
   Class I* - Q/NQ                 10.084183           10.409189         3.22%                    0             1999
                                   10.000000           10.084183         0.84%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   Total Return Fund:              12.612898           12.155152        -3.63%                6,267             2000
   Class I - Q/NQ                  11.979709           12.612898         5.29%                3,921             1999
                                   10.000000           11.979709        19.80%                    0             1998

* The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   GVIT Gartmore GVIT                                                                                           2001
   Worldwide Leaders Fund:         14.762540           12.743972       -13.67%                2,626             2000
   Class I - Q/NQ                  12.198407           14.762540        21.02%                2,000             1999
                                   10.000000           12.198407        21.98%                    0             1998

   GVIT GVIT Small Cap                                                                                          2001
   Growth Fund: Class I -          20.290923           16.747262       -17.46%                9,266             2000
   Q/NQ                            10.000000           20.290923       102.91%                    0             1999

   GVIT GVIT Small Cap                                                                                          2001
   Value Fund: Class I -           16.298055           17.844017         9.49%               13,037             2000
   Q/NQ                            12.949678           16.298055        25.86%                    0             1999
                                   10.000000           12.949678        29.50%                    0             1998

   GVIT GVIT Small Company                                                                                      2001
   Fund: Class I - Q/NQ            17.169820           18.409209         7.22%                3,671             2000
                                   12.109325           17.169820        41.79%                    0             1999
                                   10.000000           12.109325        21.09%                    0             1998

   GVIT J.P. Morgan GVIT                                                                                        2001
   Balanced Fund: Class I          10.591234           10.391332        -1.89%                    0             2000
   - Q/NQ                          10.665345           10.591234        -0.69%                    0             1999
                                   10.000000           10.665345         6.65%                    0             1998

   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class         10.232296           10.644186         4.03%                  988             2000
   I - Q/NQ                        10.234182           10.232296        -0.02%                    0             1999
                                   10.000000           10.234182         2.34%                    0             1998

   GVIT Nationwide GVIT                                                                                         2001
   Strategic Value Fund:           12.418826           13.157882         5.95%                1,867             2000
   Class I - Q/NQ                  13.013916           12.418826        -4.57%                    0             1999
                                   10.000000           13.013916        30.14%                    0             1998

   GVIT Strong GVIT Mid                                                                                         2001
   Cap Growth Fund: Class          23.017640           19.177019       -16.69%                3,768             2000
   I - Q/NQ                        12.654379           23.017640        81.89%                    0             1999
                                   10.000000           12.654379        26.54%                    0             1998

   GVIT Turner GVIT Growth                                                                                      2001
   Focus Fund: Class I -           10.000000            6.320305       -36.80%                    0             2000
   Q/NQ

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   Janus Aspen Series -                                                                                         2001
   Capital Appreciation            10.000000            8.118530       -18.81%               20,453             2000
   Portfolio: Service
   Shares - Q/NQ

   Janus Aspen Series -                                                                                         2001
   Global Technology               10.000000            6.488148       -35.12%               18,019             2000
   Portfolio: Service
   Shares - Q/NQ

   Janus Aspen Series -                                                                                         2001
   International Growth            10.000000            8.155155       -18.45%               10,254             2000
   Portfolio: Service
   Shares - Q/NQ

   Neuberger Berman AMT                                                                                         2001
   Guardian Portfolio -            14.565469           14.503162        -0.43%                1,377             2000
   Q/NQ                            12.872425           14.565469        13.15%                1,377             1999
                                   10.000000           12.872425        28.72%                    0             1998

   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  21.304943           19.411326        -8.89%                3,061             2000
   Portfolio - Q/NQ                14.062035           21.304943        51.51%                  235             1999
                                   10.000000           14.062035        40.62%                    0             1998

   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -            12.520433           12.413955        -0.85%                  710             2000
   Q/NQ                            11.844579           12.520433         5.71%                    0             1999
                                   10.000000           11.844579        18.45%                    0             1998

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 23.819210           20.815942       -12.61%               21,616             2000
   Oppenheimer Aggressive          13.176875           23.819210        80.77%                  144             1999
   Growth Fund/VA - Q/NQ           10.000000           13.176875        31.77%                    0             1998

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 18.450922           18.124562        -1.77%                  989             2000
   Oppenheimer Capital             13.230001           18.450922        39.46%                    0             1999
   Appreciation Fund/VA -          10.000000           13.230001        32.30%                    0             1998
   Q/NQ

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 10.000000            9.499528        -5.00%                    0             2000
   Oppenheimer Global
   Securities Fund/VA -
   Q/NQ

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 14.770155           13.266293       -10.18%               19,102             2000
   Oppenheimer Main Street         12.326652           14.770155        19.82%                3,469             1999
   Growth & Income Fund/VA         10.000000           12.326652        23.27%                    0             1998
   - Q/NQ

   Strong Opportunity Fund                                                                                      2001
   II, Inc. - Q/NQ                 10.000000            9.753099        -2.47%                1,529             2000

   The Universal                                                                                                2001
   Institutional Funds,            14.498248           15.900192         9.67%                    0             2000
   Inc. - Emerging Markets         11.382564           14.498248        27.37%                    0             1999
   Debt Portfolio - Q/NQ           10.000000           11.382564        13.83%                    0             1998

   The Universal                                                                                                2001
   Institutional Funds,            10.000000            8.599825       -14.00%                  492             2000
   Inc. - Mid Cap Growth
   Portfolio - Q/NQ

   The Universal                                                                                                2001
   Institutional Funds,            10.000000           12.473542         3.87%                    0             2000
   Inc. - U.S. Real Estate
   Portfolio - Q/NQ

   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               24.884920           14.243025       -42.76%                  248             2000
   Worldwide Emerging              12.619986           24.884920        97.19%                    0             1999
   Markets Fund - Q/NQ             10.000000           12.619986        26.20%                    0             1998

   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               11.802251           12.945227         9.68%                    0             2000
   Worldwide Hard Assets            9.907247           11.802251        19.13%                    0             1999
   Fund - Q/NQ                     10.000000            9.907247        -0.93%                    0             1998


The Federated Insurance Series - Federated Quality Bond Fund II and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.
The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.
The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
-        Gartmore GVIT Global Financial Services Fund: Class III
-        Gartmore GVIT Global Health Sciences Fund: Class III
-        Gartmore GVIT Global Utilities Fund: Class III
-        Gartmore GVIT Investor Destinations Aggressive Fund
-        Gartmore GVIT Investor Destinations Conservative Fund
-        Gartmore GVIT Investor Destinations Moderate Fund
-        Gartmore GVIT Investor Destinations Moderately Aggressive Fund
-        Gartmore GVIT Investor Destinations Moderately Conservative Fund
-        Gartmore GVIT U.S. Growth Leaders Fund: Class III
-        Gartmore GVIT U.S. Leaders Fund: Class III

Therefore, no Condensed Financial Information is available.

                                         OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                  (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   American Century                                                                                             2001
   Variable Portfolios,            14.507084           12.754306       -12.08%                9,969             2000
   Inc. - American Century         12.498159           14.507084        16.07%                3,086             1999
   VP Income & Growth -            10.000000           12.498159        24.98%                    0             1998
   Q/NQ

   American Century                                                                                             2001
   Variable Portfolios,            19.434239           15.898785       -18.19%               30,079             2000
   Inc. - American Century         12.045328           19.434239        61.34%                  445             1999
   VP International - Q/NQ         10.000000           12.045328        20.45%                    0             1998

   American Century                                                                                             2001
   Variable Portfolios,            10.984159           12.764086        16.20%                3,487             2000
   Inc. - American Century         11.264161           10.984159        -2.49%                  145             1999
   VP Value - Q/NQ                 10.000000           11.264161        12.64%                    0             1998

   Credit Suisse Trust -                                                                                        2001
   Global Post-Venture             20.617144           16.437806       -20.27%                    0             2000
   Capital Portfolio - Q/NQ        12.821248           20.617144        60.80%                    0             1999
                                   10.000000           12.821248        28.21%                    0             1998

   Credit Suisse Trust -                                                                                        2001
   International Focus             17.408242           12.688214       -27.11%                  903             2000
   Portfolio - Q/NQ                11.535935           17.408242        50.90%                  531             1999
                                   10.000000           11.535935        15.36%                    0             1998

   Credit Suisse Trust -                                                                                        2001
   Large Cap Value                 12.413046           13.297317         7.12%                    0             2000
   Portfolio - Q/NQ                11.879593           12.413046         4.49%                    0             1999
                                   10.000000           11.879593        18.80%                    0             1998

   Dreyfus Investment                                                                                           2001
   Portfolios - European           12.874994           12.410545        -3.61%                6,164             2000
   Equity Portfolio:               10.000000           12.874994        28.75%                    0             1999
   Initial Shares - Q/NQ

   The Dreyfus Socially                                                                                         2001
   Responsible Growth              16.333747           14.293123       -12.49%               16,334             2000
   Fund, Inc.: Initial             12.767196           16.333747        27.94%                6,848             1999
   Shares - Q/NQ                   10.000000           12.767196        27.67%                    0             1998

   Dreyfus Stock Index                                                                                          2001
   Fund, Inc.: Initial             14.764046           13.173971       -10.77%               54,601             2000
   Shares - Q/NQ                   12.446981           14.764046        18.62%                3,548             1999
                                   10.000000           12.446981        24.47%                    0             1998

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   Dreyfus Variable                                                                                             2001
   Investment Fund                 13.562791           13.253384        -2.28%                4,030             2000
   -Appreciation                   12.372807           13.562791         9.62%                  158             1999
   Portfolio: Initial              10.000000           12.372807        23.73%                    0             1998
   Shares - Q/NQ

   Federated Insurance                                                                                          2001
   Series - Federated               9.760781           10.603847         8.64%                3,007             2000
   Quality Bond Fund II -          10.000000            9.760781        -2.39%                  594             1999
   Q/NQ

   Fidelity VIP                                                                                                 2001
   Equity-Income                   12.324339           13.128922         6.53%               37,928             2000
   Portfolio: Service              11.793413           12.324339         4.50%                5,843             1999
   Class - Q/NQ                    10.000000           11.793413        17.93%                    0             1998

   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              17.413426           15.232000       -12.53%              118,199             2000
   Class - Q/NQ                    12.896602           17.413426        35.02%               43,036             1999
                                   10.000000           12.896602        28.97%                    0             1998

   Fidelity VIP High               11.177582            8.508002       -23.88%                6,719             2000
   Income Portfolio:               10.515966           11.177582         6.29%                  356             1999
   Service Class - Q/NQ            10.0000000          10.515966         5.16%                    0             1998

   Fidelity VIP Overseas           17.052691           13.560524       -20.48%               22,141             2000
   Portfolio: Service              12.170445           17.052691        40.12%                  260             1999
   Class - Q/NQ                    10.000000           12.170445        21.70%                    0             1998

   Fidelity VIP II                                                                                              2001
   Contrafund(R)Portfolio:         15.603664           14.316943        -8.25%               48,688             2000
   Service Class - Q/NQ            12.779434           15.603664        22.10%               10,453             1999
                                   10.000000           12.779434        27.79%                    0             1998

   Fidelity VIP III Growth                                                                                      2001
   Opportunities                   12.595275           10.260418       -18.54%                5,101             2000
   Portfolio: Service              12.292450           12.595275         2.46%                    0             1999
   Class - Q/NQ                    10.000000           12.292450        22.92%                    0             1998

   GVIT Dreyfus GVIT Mid                                                                                        2001
   Cap Index Fund: Class I         14.553031           16.490935        13.32%                4,708             2000
   - Q/NQ                          12.236869           14.553031        18.93%                  120             1999
                                   10.000000           12.236869        22.37%                    0             1998

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             13.786084           12.119427       -12.09%                5,478             2000
   Class I - Q/NQ                  11.829858           13.786084        16.54%                  690             1999
                                   10.000000           11.829858        18.30%                    0             1998

   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:          10.479056            9.453988        -9.78%                3,405             2000
   Class I - Q/NQ                  10.325454           10.479056         1.49%                  777             1999
                                   10.000000           10.325454         3.25%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   Emerging Markets Fund:          10.000000            8.677386       -13.23%                    0             2000
   Class I - Q/NQ

   GVIT Gartmore GVIT                                                                                           2001
   Global Technology and           10.000000            5.993413       -40.07%                    0             2000
   Communications Fund:
   Class I - Q/NQ

   GVIT Gartmore GVIT                                                                                           2001
   Government Bond Fund:            9.449856           10.460250        10.69%                6,302             2000
   Class I - Q/NQ                   9.839387            9.449856        -3.96%                1,188             1999
                                   10.000000            9.839387        -1.61%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   Growth Fund: Class I -          12.740010            9.205900       -27.74%               30,031             2000
   Q/NQ                            12.422359           12.740010         2.56%               18,980             1999
                                   10.000000           12.422359        24.22%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   International Growth            10.000000            9.212757        -7.87%                    0             2000
   Fund: Class I - Q/NQ


   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.395950           10.841575         4.29%               42,303             2000
   Class I* - Q/NQ                 10.081601           10.395950         3.12%                7,486             1999
                                   10.000000           10.081601         0.82%                    0             1998

   GVIT Gartmore GVIT                                                                                           2001
   Total Return Fund:              12.596911           12.127493        -3.73%                8,304             2000
   Class I - Q/NQ                  11.976682           12.596911         5.18%                    0             1999
                                   10.000000           11.976682        19.77%                    0             1998


*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was _____%.

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   GVIT Gartmore GVIT                                                                                           2001
   Worldwide Leaders Fund:         14.743816           12.714940       -13.76%                6,053             2000
   Class I - Q/NQ                  12.195325           14.743816        20.90%                    0             1999
                                   10.000000           12.195325        21.95%                    0             1998

   GVIT GVIT Small Cap                                                                                          2001
   Growth Fund: Class I -          20.277316           16.719097       -17.55%                1,858             2000
   Q/NQ                            10.000000           20.277316       102.77%                    0             1999

   GVIT GVIT Small Cap                                                                                          2001
   Value Fund: Class I -           16.277398           17.803398         9.37%                  341             2000
   Q/NQ                            12.946409           16.277398        25.73%                    0             1999
                                   10.000000           12.946409        29.46%                    0             1998

   GVIT GVIT Small Company                                                                                      2001
   Fund: Class I - Q/NQ            17.148084           18.367325         7.11%                5,450             2000
                                   12.106268           17.148084        41.65%                    0             1999
                                   10.000000           12.106268        21.06%                    0             1998

   GVIT J.P. Morgan GVIT                                                                                        2001
   Balanced Fund: Class I          10.577794           10.367680        -1.99%                1,590             2000
   - Q/NQ                          10.662651           10.577794        -0.80%                1,116             1999
                                   10.000000           10.662651         6.63%                    0             1998

   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class         10.219313           10.619936         3.92%                4,020             2000
   I - Q/NQ                        10.231592           10.219313        -0.12%                  744             1999
                                   10.000000           10.231592         2.32%                    0             1998

   GVIT Nationwide GVIT                                                                                         2001
   Strategic Value Fund:           12.403079           13.127925         5.84%                  657             2000
   Class I - Q/NQ                  13.010627           12.403079        -4.67%                    0             1999
                                   10.000000           13.010627        30.11%                    0             1998

   GVIT Strong GVIT Mid                                                                                         2001
   Cap Growth Fund: Class          22.988509           19.133359       -16.77%                5,937             2000
   I - Q/NQ                        12.651185           22.988509        81.71%                    0             1999
                                   10.000000           12.651185        26.51%                    0             1998

   GVIT Turner GVIT Growth                                                                                      2001
   Focus Fund: Class I -           10.000000            6.318749       -36.81%                    0             2000
   Q/NQ

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   Janus Aspen Series -                                                                                         2001
   Capital Appreciation            10.000000            8.110923       -18.89%               88,515             2000
   Portfolio: Service
   Shares - Q/NQ

   Janus Aspen Series -                                                                                         2001
   Global Technology               10.000000            6.482069       -35.18%               83,673             2000
   Portfolio: Service
   Shares - Q/NQ

   Janus Aspen Series -                                                                                         2001
   International Growth            10.000000            8.147522       -18.52%               55,257             2000
   Portfolio: Service
   Shares - Q/NQ

   Neuberger Berman AMT                                                                                         2001
   Guardian Portfolio -            14.547000           14.470155        -0.53%                1,945             2000
   Q/NQ                            12.869170           14.547000        13.04%                  156             1999
                                   10.000000           12.869170        28.69%                    0             1998

   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  21.277954           19.367124        -8.98%               14,631             2000
   Portfolio - Q/NQ                14.058496           21.277954        51.35%                   23             1999
                                   10.000000           14.058496        40.58%                    0             1998

   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -            12.504542           12.385684        -0.95%                1,244             2000
   Q/NQ                            11.841583           12.504542         5.60%                  571             1999
                                   10.000000           11.841583        18.42%                    0             1998

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 23.789077           20.768575       -12.70%               20,750             2000
   Oppenheimer Aggressive          13.173548           23.789077        80.58%                2,490             1999
   Growth Fund/VA - Q/NQ           10.000000           13.173548        31.74%                    0             1998

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 18.427568           18.083324        -1.87%               16,904             2000
   Oppenheimer Capital             13.226671           18.427568        39.32%                  922             1999
   Appreciation Fund/VA -          10.000000           13.226671        32.27%                    0             1998
   Q/NQ

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   Oppenheimer Variable                                                                                         2001
   Account Funds -                 10.000000            9.493145        -5.07%                2,570             2000
   Oppenheimer Global
   Securities Fund/VA -
   Q/NQ

   Oppenheimer Variable            14.751442           13.236091       -10.27%               43,247             2000
   Account Funds -                 12.323541           14.751442        19.70%               18,509             1999
   Oppenheimer Main Street         10.000000           12.323541        23.24%                    0             1998
   Growth & Income Fund/VA
   - Q/NQ

   Strong Opportunity Fund                                                                                      2001
   II, Inc. - Q/NQ                 10.000000            9.746555        -2.53%                9,684             2000

   The Universal                                                                                                2001
   Institutional Funds,            14.479873           15.863998         9.56%                1,744             2000
   Inc. - Emerging Markets         11.379681           14.479873        24.24%                  388             1999
   Debt Portfolio - Q/NQ           10.000000           11.379681        13.80%                    0             1998

   The Universal                                                                                                2001
   Institutional Funds,            10.000000            8.594047       -14.06%                2,135             2000
   Inc. - Mid Cap Growth
   Portfolio - Q/NQ

   The Universal                                                                                                2001
   Institutional Funds,            10.000000           12.445148         3.84%                   37             2000
   Inc. - U.S. Real Estate
   Portfolio - Q/NQ

   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               24.853443           14.210596       -42.82%                2,374             2000
   Worldwide Emerging              12.616797           24.853443        96.99%                    0             1999
   Markets Fund - Q/NQ             10.000000           12.616797        26.17%                    0             1998

   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               11.787279           12.915760         9.57%                    0             2000
   Worldwide Hard Assets            9.904737           11.787279        19.01%                    0             1999
   Fund - Q/NQ                     10.000000            9.904737        -0.95%                    0             1998


The Federated Insurance Series - Federated Quality Bond Fund II and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account on September 25, 2000. Therefore the Condensed Financial Information for 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
-        Gartmore GVIT Global Financial Services Fund: Class III
-        Gartmore GVIT Global Health Sciences Fund: Class III
-        Gartmore GVIT Global Utilities Fund: Class III
-        Gartmore GVIT Investor Destinations Aggressive Fund
-        Gartmore GVIT Investor Destinations Conservative Fund
-        Gartmore GVIT Investor Destinations Moderate Fund
-        Gartmore GVIT Investor Destinations Moderately Aggressive Fund
-        Gartmore GVIT Investor Destinations Moderately Conservative Fund
-        Gartmore GVIT U.S. Growth Leaders Fund: Class III
-        Gartmore GVIT U.S. Leaders Fund: Class III

Therefore, no Condensed Financial Information is available.

                                        OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                  (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   American Century                                                                                             2001
   Variable Portfolios,            10.894734            9.573565       -12.13%                3,892             2000
   Inc. - American Century         10.000000           10.894734         8.95%                   68             1999
   VP Income & Growth -
   Q/NQ

   American Century                                                                                             2001
   Variable Portfolios,            15.314929           15.522513       -18.23%                2,702             2000
   Inc. - American Century         10.000000           15.314929        53.15%                   48             1999
   VP International - Q/NQ

   American Century                                                                                             2001
   Variable Portfolios,             8.780117           10.197744        16.15%                1,003             2000
   Inc. - American Century         10.000000            8.780117       -12.20%                    0             1999
   VP Value - Q/NQ

   Credit Suisse Trust -                                                                                        2001
   Global Post-Venture             15.621586           12.448592       -20.31%                    0             2000
   Capital Portfolio -             10.000000           15.621586        56.22%                    0             1999
   Q/NQ

   Credit Suisse Trust -                                                                                        2001
   International Focus             14.650223           10.672586       -27.15%                    0             2000
   Portfolio - Q/NQ                10.000000           14.650223        46.50%                    0             1999

   Credit Suisse Trust -                                                                                        2001
   Large Cap Value                  9.340613           10.000956         7.07%                2,016             2000
   Portfolio - Q/NQ                10.000000            9.340613        -6.59%                    0             1999

   Dreyfus Investment                                                                                           2001
   Portfolios - European           12.873298           12.402636        -3.66%                    0             2000
   Equity Portfolio:               10.000000           12.873298        28.73%                    0             1999
   Initial Shares - Q/NQ


   The Dreyfus Socially                                                                                         2001
   Responsible Growth              11.868131           10.380157       -12.54%                7,175             2000
   Fund, Inc.: Initial             10.000000           11.868131        18.68%                    0             1999
   Shares - Q/NQ

   Dreyfus Stock Index                                                                                          2001
   Fund, Inc.: Initial             10.794215            9.626823       -10.81%               37,329             2000
   Shares - Q/NQ                   10.000000           10.794215         7.94%                2,845             1999

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   Dreyfus Variable                                                                                             2001
   Investment Fund -               10.184154            9.946799        -2.33%                1,722             2000
   Appreciation Portfolio:         10.000000           10.184154         1.84%                    0             1999
   Initial Shares - Q/NQ

   Federated Insurance                                                                                          2001
   Series - Federated               9.757496           10.594913         8.58%                  483             2000
   Quality Bond Fund II -          10.000000            9.757496        -2.43%                    0             1999
   Q/NQ

   Fidelity VIP                                                                                                 2001
   Equity-Income                    9.309967            9.912757         6.47%                4,448             2000
   Portfolio: Service              10.000000            9.309967        -6.90%                  413             1999
   Class - Q/NQ

   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              12.322268           10.773174       -12.57%                7,582             2000
   Class - Q/NQ                    10.000000           12.322268        23.22%                4,941             1999

   Fidelity VIP High                                                                                            2001
   Income Portfolio:                9.672582            7.358723       -23.92%                2,708             2000
   Service Class - Q/NQ            10.000000            9.672582        -3.27%                    0             1999

   Fidelity VIP Overseas                                                                                        2001
   Portfolio: Service              13.058898           10.379362       -20.52%                5,984             2000
   Class - Q/NQ                    10.000000           13.058898        30.59%                  254             1999

   Fidelity VIP II                                                                                              2001
   Contrafund(R) Portfolio:        11.278366           10.343090        -8.29%                6,573             2000
   Service Class - Q/NQ            10.000000           11.278366        12.78%                2,835             1999

   Fidelity VIP III Growth                                                                                      2001
   Opportunities                    9.869824            8.036133       -18.58%                4,148             2000
   Portfolio: Service              10.000000            9.869824        -1.30%                   68             1999
   Class - Q/NQ

   GVIT Dreyfus GVIT Mid                                                                                        2001
   Cap Index Fund: Class I          9.676620           12.965645        13.26%                3,656             2000
   - Q/NQ                          10.000000           11.447800        14.48%                    0             1999

   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             10.778958            9.471062       -12.13%               50,057             2000
   Class I - Q/NQ                  10.000000           10.778958         7.79%                    0             1999

   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:           9.676620            8.725646        -9.83%                  258             2000
   Class I  - Q/NQ                 10.000000            9.676620        -3.23%                    0             1999

----------------------------------------------------------------------------------------------------------------------
   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS   YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD
----------------------------------------------------------------------------------------------------------------------

   GVIT Gartmore GVIT                                                                                           2001
   Emerging Markets Fund:          10.000000            8.676322       -13.24%                    0             2000
   Class I - Q/NQ

   GVIT Gartmore GVIT                                                                                           2001
   Global Technology and           10.000000            5.992673       -40.07%                    0             2000
   Communications Fund:
   Class I - Q/NQ

   GVIT Gartmore GVIT                                                                                           2001
   Government Bond Fund:            9.735132           10.770572        10.64%                2,358             2000
   Class I - Q/NQ                  10.000000            9.735132        -2.65%                    0             1999

   GVIT Gartmore GVIT                                                                                           2001
   Growth Fund: Class I -           9.707627            7.011148       -27.78%                1,563             2000
   Q/NQ                            10.000000            9.707627        -2.92%                   68             1999

   GVIT Gartmore GVIT                                                                                           2001
   International Growth            10.000000            9.211629        -7.88%                    0             2000
   Fund: Class I - Q/NQ

   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.209430           10.641677         4.23%                6,060             2000
   Class I* - Q/NQ                 10.000000           10.209430         2.09%                    0             1999

   GVIT Gartmore GVIT                                                                                           2001
   Total Return Fund:               9.851989            9.480069        -3.78%                4,658             2000
   Class I - Q/NQ                  10.000000            9.851989        -1.48%                    0             1999

   GVIT Gartmore GVIT                                                                                           2001
   Worldwide Leaders Fund:         11.182210            9.638561       -13.80%                1,156             2000
   Class I - Q/NQ                  10.000000           11.182210        11.82%                    0             1999

   GVIT GVIT Small Cap                                                                                          2001
   Growth Fund: Class I -          20.270503           16.705019       -17.59%                   50             2000
   Q/NQ                            10.000000           20.270503       102.71%                    0             1999

   GVIT GVIT Small Cap                                                                                          2001
   Value Fund: Class I -           11.697140           12.787277         9.32%                1,209             2000
   Q/NQ                            10.000000           11.697140        16.97%                    0             1999

   GVIT GVIT Small Company         14.124755           15.121378         7.06%                3,067             2000
   Fund: Class I - Q/NQ            10.000000           14.124755        41.25%                  237             1999



*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.


   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS      YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   GVIT J.P. Morgan GVIT                                                                                        2001
   Balanced Fund: Class I           9.481422            9.288391        -2.04%                    0             2000
   - Q/NQ                          10.000000            9.481422        -5.19%                    0             1999



   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class          9.897603           10.280419         3.87%                    0             2000
   I - Q/NQ                        10.000000            9.897603        -1.02%                    0             1999



   GVIT Nationwide GVIT                                                                                         2001
   Strategic Value Fund:            8.548175            9.043154         5.79%                    0             2000
   Class I - Q/NQ                  10.000000            8.548175       -14.52%                    0             1999



   GVIT Strong GVIT Mid                                                                                         2001
   Cap Growth Fund: Class          14.658438           12.194050       -16.81%                  146             2000
   I - Q/NQ                        10.000000           14.658438        46.58%                    0             1999



   GVIT Turner GVIT Growth                                                                                      2001
   Focus Fund: Class I -           10.000000            6.317967       -36.82%                    0             2000
   Q/NQ



   Janus Aspen Series -                                                                                         2001
   Capital Appreciation            10.000000            8.107133       -18.93%               12,764             2000
   Portfolio: Service
   Shares - Q/NQ




   Janus Aspen Series -                                                                                         2001
   Global Technology               10.000000            6.479020       -35.21%                8,141             2000
   Portfolio: Service
   Shares - Q/NQ




   Janus Aspen Series -                                                                                         2001
   International Growth            10.000000            8.143702       -18.56%               11,406             2000
   Portfolio: Service
   Shares - Q/NQ




   Neuberger Berman AMT                                                                                         2001
   Guardian Portfolio -             9.968645            9.910972        -0.58%                    0             2000
   Q/NQ                            10.000000            9.968645        -0.31%                    0             1999



   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  15.264119           13.886316        -9.03%                5,159             2000
   Portfolio - Q/NQ                10.000000           15.264119        52.64%                    0             1999





   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -             9.504551            9.409456        -1.00%                    0             2000
   Q/NQ                            10.000000            9.504551        -4.95%                    0             1999



   Oppenheimer Variable                                                                                         2001
   Account Funds -                 16.070617           14.023027       -12.74%                1,770             2000
   Oppenheimer Aggressive          10.000000           16.070617        60.71%                    0             1999
   Growth Fund/VA - Q/NQ





   Oppenheimer Variable                                                                                         2001
   Account Funds -                 12.759449           12.514763        -1.92%                5,542             2000
   Oppenheimer Capital             10.000000           12.759449        27.59%                    0             1999
   Appreciation Fund/VA -
   Q/NQ





   Oppenheimer Variable
   Account Funds -                 10.000000            9.489961        -5.10%                  400             2000
   Oppenheimer Global
   Securities Fund/VA -
   Q/NQ





   Oppenheimer Variable                                                                                         2001
   Account Funds -                 10.784586            9.671852       -10.32%                5,708             2000
   Oppenheimer Main Street         10.000000           10.784586         7.85%                2,487             1999
   Growth & Income Fund/VA
   - Q/NQ





   Strong Opportunity Fund                                                                                      2001
   II, Inc. - Q/NQ                 10.000000            9.743284        -2.57%                    0             2000


   The Universal                                                                                                2001
   Institutional Funds,            11.210825           12.276257         9.50%                    0             2000
   Inc. - Emerging Markets         10.000000           11.210825        12.11%                    0             1999
   Debt Portfolio - Q/NQ




   The Universal                                                                                                2001
   Institutional Funds,            10.000000            8.591151       -14.09%                  398             2000
   Inc. - Mid Cap Growth
   Portfolio - Q/NQ




   The Universal                                                                                                2001
   Institutional Funds,            10.000000           11.346213         3.82%                    0             2000
   Inc. - U.S. Real Estate
   Portfolio - Q/NQ



   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   Van Eck Worldwide                                                                                            2001
   Insurance Trust -               15.596564            8.913211       -42.85%                    0             2000
   Worldwide Emerging              10.000000           15.596564        55.97%                    0             1999
   Markets Fund - Q/NQ




   Van Eck Worldwide                                                                                            2001
   Insurance Trust -                9.987144           10.937759         9.52%                    0             2000
   Worldwide Hard Assets           10.000000            9.987144        -0.13%                    0             1999
   Fund - Q/NQ




The Federated Insurance Series - Federated Quality Bond Fund II and the GVIT GVIT Small Cap Growth Fund: Class I were added to the variable account ON May 1, 1999. Therefore, the Condensed Financial Information FOR 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio: Initial Shares was added to the variable account on September 27, 1999. Therefore the Condensed Financial Information for 1999 reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account on January 27, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account on May 1, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account ON September 25, 2000. Therefore the Condensed Financial Information FOR 2000 reflects the reporting period from September 25, 2000 through December 31, 2000.

The GVIT Gartmore GVIT Emerging Markets Fund: Class I, GVIT Gartmore GVIT Global Technology and Communications Fund: Class I, GVIT Gartmore GVIT International Growth Fund: Class I, and GVIT Turner GVIT Growth Focus Fund: Class I were added to the variable account on October 2, 2000. Therefore, the Condensed Financial Information for 2000 reflects the reporting period from October 2, 2000 through December 31, 2000.

The following underlying mutual funds were added to the variable account on January 25, 2002:

GARTMORE VARIABLE INSURANCE TRUST
-        Gartmore GVIT Global Financial Services Fund: Class III
-        Gartmore GVIT Global Health Sciences Fund: Class III
-        Gartmore GVIT Global Utilities Fund: Class III
-        Gartmore GVIT Investor Destinations Aggressive Fund
-        Gartmore GVIT Investor Destinations Conservative Fund
-        Gartmore GVIT Investor Destinations Moderate Fund
-        Gartmore GVIT Investor Destinations Moderately Aggressive Fund
-        Gartmore GVIT Investor Destinations Moderately Conservative Fund
-        Gartmore GVIT U.S. Growth Leaders Fund: Class III
-        Gartmore GVIT U.S. Leaders Fund: Class III

Therefore, no Condensed Financial Information is available.


                  CONDENSED FINANCIAL INFORMATION (KEY CHOICE)

 Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
 (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION           YEAR
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   American Century                                                                                              2001
   Variable Portfolios,            14.495483            12.802086        -11.68%             819,540             2000
   Inc. - American Century         12.431326            14.495483         16.60%             371,526             1999
   VP Income & Growth -
   Q/NQ




   American Century                                                                                              2001
   Variable Portfolios,            17.674116            14.524713        -17.82%             995,517             2000
   Inc. - American Century         10.904652            17.674116         62.08%             265,458             1999
   VP International - Q/NQ




   American Century                                                                                              2001
   Variable Portfolios,            11.263216            13.147862         16.73%             324,487             2000
   Inc. - American Century         11.497731            11.263216         -2.04%             157,763             1999
   VP Value - Q/NQ



   Credit Suisse Trust -                                                                                         2001
   International Focus             16.374564            11.989196        -26.78%              52,881             2000
   Portfolio - Q/NQ                10.801619            16.374564         51.59%              41,776             1999




   Dreyfus Variable                                                                                              2001
   Investment Fund                 13.442893            13.195948         -1.84%             632,440             2000
   -Appreciation                   12.207586            13.442893         10.12%             368,162             1999
   Portfolio: Initial
   Shares - Q/NQ




   Federated Insurance                                                                                           2001
   Series - Federated               9.790385            10.684388          9.13%             186,563             2000
   Quality Bond Fund II -          10.000000             9.790385         -2.10%              15,095             1999
   Q/NQ




   Fidelity VIP Growth                                                                                           2001
   Portfolio: Service              17.653733            15.512519        -12.13%           3,238,186             2000
   Class - Q/NQ                    13.015101            17.653733         35.64%           1,168,997             1999



   Fidelity VIP II                                                                                               2001
   Contrafund(R) Portfolio:        15.457984            14.247834         -7.83%           2,281,488             2000
   Service Class - Q/NQ            12.602507            15.457984         22.66%             996,867             1999



   GVIT Federated GVIT                                                                                           2001
   Equity Income Fund:             13.963829            12.331560        -11.69%             187,275             2000
   Class I - Q/NQ                  11.927845            13.963829         17.07%              39,186             1999




   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION            YEAR
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   GVIT Federated GVIT                                                                                           2001
   High Income Bond Fund:          10.764664             9.755865         -9.37%             163,738             2000
   Class I - Q/NQ                  10.558563            10.764664          1.95%              41,627             1999



   GVIT Gartmore GVIT                                                                                            2001
   Money Market Fund:              10.489614            10.989031          4.76%           2,526,306             2000
   Class I* - Q/NQ                 10.126097            10.489614          3.59%             992,465             1999



   GVIT GVIT Small Company                                                                                       2001
   Fund: Class I - Q/NQ            17.099098            18.398225          7.60%             341,249             2000
                                   12.016781            17.099098         42.29%              80,387             1999


   GVIT MAS GVIT Multi                                                                                           2001
   Sector Bond Fund: Class         10.510552            10.972282          4.39%             164,790             2000
   I - Q/NQ                        10.475252            10.510552          0.34%              45,312             1999



   Neuberger Berman AMT                                                                                          2001
   Mid-Cap Growth                  20.834304            19.049729         -8.57%             720,898             2000
   Portfolio - Q/NQ                13.702754            20.834304         52.04%             183,595             1999



   Neuberger Berman AMT                                                                                          2001
   Partners Portfolio -            12.539993            12.477284         -0.50%             231,429             2000
   Q/NQ                            11.821068            12.539993          6.08%             127,887             1999



   Oppenheimer Variable                                                                                          2001
   Account Funds -                 23.512658            20.620784        -12.30%             886,753             2000
   Oppenheimer Aggressive          12.961315            23.512658         81.41%             147,653             1999
   Growth Fund/VA - Q/NQ





   Victory Variable                                                                                              2001
   Insurance Funds -               10.060160             9.827143         -2.32%             499,777             2000
   Diversified Stock Fund:         10.000000            10.060160          0.60%             288,815             1999
   Class A - Q/NQ




   Victory Variable                                                                                              2001
   Insurance Funds -                9.930934            10.893906          9.70%              95,680             2000
   Investment Quality Bond         10.000000             9.930934         -0.69%              71,512             1999
   Fund: Class A - Q/NQ





   Victory Variable                                                                                              2001
   Insurance Funds - Small          9.896766            11.829701         19.53%              53,242             2000
   Company Opportunity             10.000000             9.896766         -1.03%              35,893             1999
   Fund: Class A - Q/NQ




*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.

The Federated Insurance Series - Federated Quality Bond Fund II was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.



                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
                          (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION            YEAR
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   American Century                                                                                              2001
   Variable Portfolios,            14.485724            12.787029        -11.73%             186,250             2000
   Inc. - American Century         12.429254            14.485724         16.55%             107,315             1999
   VP Income & Growth -
   Q/NQ




   American Century                                                                                              2001
   Variable Portfolios,            17.662250            14.507647        -17.86%             157,209             2000
   Inc. - American Century         10.902825            17.662250         62.00%              55,070             1999
   VP International - Q/NQ




   American Century                                                                                              2001
   Variable Portfolios,            11.255628            13.132406         16.67%              72,845             2000
   Inc. - American Century         11.495807            11.255628         -2.09%              37,814             1999
   VP Value - Q/NQ




   Credit Suisse Trust -                                                                                         2001
   International Focus             16.363554            11.975093        -26.82%              11,591             2000
   Portfolio - Q/NQ                10.799816            16.363554         51.52%              25,347             1999




   Dreyfus Variable                                                                                              2001
   Investment Fund                 13.433832            13.180436         -1.89%              99,565             2000
   -Appreciation                   12.205549            13.433832         10.06%              44,194             1999
   Portfolio: Initial
   Shares - Q/NQ




   Federated Insurance                                                                                           2001
   Series - Federated               9.787093            10.675429          9.08%              50,314             2000
   Quality Bond Fund II -          10.000000             9.787093         -2.13%                 847             1999
   Q/NQ




   Fidelity VIP Growth                                                                                           2001
   Portfolio: Service              17.641868            15.494279        -12.17%             344,589             2000
   Class - Q/NQ                    13.012933            17.641868         35.57%             180,701             1999



   Fidelity VIP II                 15.447579            14.231074         -7.88%             274,120             2000
   Contrafund(R)Portfolio:         12.600399            15.447579         22.60%             127,599             1999
   Service Class - Q/NQ



   GVIT Federated GVIT                                                                                           2001
   Equity Income Fund:             13.954430            12.317063        -11.73%              10,623             2000
   Class I - Q/NQ                  11.925844            13.954430         17.01%               3,512             1999



   GVIT Federated GVIT                                                                                           2001
   High Income Bond Fund:          10.757403             9.744373         -9.42%              16,819             2000
   Class I - Q/NQ                  10.556787            10.757403          1.90%              10,766             1999




   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   NUMBER OF
                             VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   ACCUMULATION            YEAR
                             OF PERIOD            END OF PERIOD      VALUE               UNITS AT END OF
                                                                                         PERIOD

   GVIT Gartmore GVIT                                                                                            2001
   Money Market Fund:              10.482530            10.976083          4.71%             399,735             2000
   Class I* - Q/NQ                 10.124383            10.482530          3.54%             187,333             1999



   GVIT GVIT Small Company                                                                                       2001
   Fund: Class I - Q/NQ            17.087592            18.376589          7.54%              39,787             2000
                                   12.014774            17.087592         42.22%              21,133             1999


   GVIT MAS GVIT Multi                                                                                           2001
   Sector Bond Fund: Class         10.503468            10.959378          4.34%              26,619             2000
   I - Q/NQ                        10.473496            10.503468          0.29%               4,006             1999



   Neuberger Berman AMT                                                                                          2001
   Mid-Cap Growth                  20.820318            19.027345         -8.61%              94,090             2000
   Portfolio - Q/NQ                13.700471            20.820318         51.97%              27,943             1999



   Neuberger Berman AMT                                                                                          2001
   Partners Portfolio -            12.531553            12.462618         -0.55%              52,582             2000
   Q/NQ                            11.819096            12.531553          6.03%              34,451             1999



   Oppenheimer Variable                                                                                          2001
   Account Funds -                 23.496887            20.596567        -12.34%             117,098             2000
   Oppenheimer Aggressive          12.959156            23.496887         81.31%              46,475             1999
   Growth Fund/VA - Q/NQ





   Victory Variable                                                                                              2001
   Insurance Funds -               10.057633             9.819759         -2.37%              20,973             2000
   Diversified Stock Fund:         10.000000            10.057633          0.58%               4,891             1999
   Class A - Q/NQ




   Victory Variable                                                                                              2001
   Insurance Funds -                9.928452            10.885745          9.64%               4,485             2000
   Investment Quality Bond         10.000000             9.928452         -0.72%                 883             1999
   Fund: Class A - Q/NQ





   Victory Variable                                                                                              2001
   Insurance Funds - Small          9.894290            11.820812         19.47%               3,375             2000
   Company Opportunity             10.000000             9.894290         -1.06%                 772             1999
   Fund: Class A - Q/NQ




*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.

The Federated Insurance Series - Federated Quality Bond Fund II was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.



                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
                          (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   American Century                                                                                             2001
   Variable Portfolios,            14.534695           12.797950       -11.95%               80,711             2000
   Inc. - American Century         12.502898           14.534695        16.25%                4,815             1999
   VP Income & Growth -
   Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            19.471172           15.953179       -18.07%               94,633             2000
   Inc. - American Century         12.049887           19.471172        61.59%               24,626             1999
   VP International - Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            11.005082           12.807784        16.38%               31,072             2000
   Inc. - American Century         11.268440           11.005082        -2.34%                  929             1999
   VP Value - Q/NQ




   Credit Suisse Trust -                                                                                        2001
   International Focus             17.441358           12.731669       -27.00%                3,729             2000
   Portfolio - Q/NQ                11.540306           17.441358        51.13%                1,102             1999




   Dreyfus Variable                                                                                             2001
   Investment Fund                 13.588614           13.298747        -2.13%               31,636             2000
   -Appreciation                   12.377494           13.588614         9.78%                7,602             1999
   Portfolio: Initial
   Shares - Q/NQ




   Federated Insurance                                                                                          2001
   Series - Federated               9.770666           10.630687         8.80%               11,893             2000
   Quality Bond Fund II -          10.000000            9.770666        -2.29%                    0             1999
   Q/NQ




   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              17.446540           15.284127       -12.39%              252,691             2000
   Class - Q/NQ                    12.901477           17.446540        35.23%               43,934             1999



   Fidelity VIP II                                                                                              2001
   Contrafund(R)Portfolio:         15.633362           14.365961        -8.11%              267,440             2000
   Service Class - Q/NQ            12.784276           15.633362        22.29%               47,629             1999



   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             13.812331           12.160926       -11.96%                8,650             2000
   Class I - Q/NQ                  11.834345           13.812331        16.71%                    0             1999



   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:          10.499020            9.486372        -9.65%                6,505             2000
   Class I - Q/NQ                  10.329379           10.499020         1.64%                  845             1999



   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.415808           10.878760         4.44%              305,545             2000
   Class I * - Q/NQ                10.085474           10.415808         3.28%               44,119             1999



   GVIT GVIT Small Company                                                                                      2001
   Fund: Class I - Q/NQ            17.180698           18.430186         7.27%               45,866             2000
                                   12.110854           17.180698        41.86%                1,372             1999


   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class         10.238786           10.656316         4.08%               22,642             2000
   I  - Q/NQ                       10.235484           10.238786         0.03%                  510             1999



   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  21.318413           19.433420        -8.84%               60,505             2000
   Portfolio - Q/NQ                14.063808           21.318413        51.58%                2,446             1999



   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -            12.528364           12.428094        -0.80%                7,033             2000
   Q/NQ                            11.846069           12.528364         5.76%                3,655             1999



   Oppenheimer Variable                                                                                         2001
   Account Funds -                 23.834283           20.839650       -12.56%              103,103             2000
   Oppenheimer Aggressive          13.178533           23.834283        80.86%               22,221             1999
   Growth Fund/VA - Q/NQ





   Victory Variable                                                                                             2001
   Insurance Funds -               10.045034            9.782879        -2.61%               12,614             2000
   Diversified Stock Fund:         10.000000           10.045034         0.45%                5,099             1999
   Class A - Q/NQ




   Victory Variable                                                                                             2001
   Insurance Funds -                9.916014           10.844847         9.37%                3,868             2000
   Investment Quality Bond         10.000000            9.916014        -0.84%                  390             1999
   Fund: Class A - Q/NQ





   Victory Variable                                                                                             2001
   Insurance Funds - Small          9.881888           11.776397        19.17%                2,025             2000
   Company Opportunity             10.000000            9.881888        -1.18%                  846             1999
   Fund: Class A - Q/NQ




*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.

The Federated Insurance Series - Federated Quality Bond Fund II was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.



                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
                          (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   American Century                                                                                             2001
   Variable Portfolios,            14.525483           12.783396       -11.99%                1,130             2000
   Inc. - American Century         12.501318           14.525483        16.19%                    0             1999
   VP Income & Growth -            10.000000           12.501318        25.01%                    0             1998
   Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            19.458849           15.935027       -18.11%               11,370             2000
   Inc. - American Century         12.048368           19.458849        61.51%                  175             1999
   VP International - Q/NQ         10.000000           12.048368        20.48%                    0             1998




   American Century                                                                                             2001
   Variable Portfolios,            10.998104           12.793204        16.32%                1,285             2000
   Inc. - American Century         11.267010           10.998104        -2.39%                    0             1999
   VP Value - Q/NQ                 10.000000           11.267010        12.67%                    0             1998




   Credit Suisse Trust -           17.430313           12.717168       -27.04%                    0             2000
   International Focus             11.538849           17.430313        51.06%                    0             1999
   Portfolio - Q/NQ                10.000000           11.538849        15.39%                    0             1998



   Dreyfus Variable                                                                                             2001
   Investment Fund                 13.580004           13.283611        -2.18%                2,912             2000
   -Appreciation                   12.375935           13.580004         9.73%                  337             1999
   Portfolio: Initial              10.000000           12.375935        23.76%                    0             1998
   Shares - Q/NQ




   Federated Insurance                                                                                          2001
   Series - Federated               9.767363           10.621724         8.75%                1,687             2000
   Quality Bond Fund II -          10.000000            9.767363        -2.33%                    0             1999
   Q/NQ




   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              17.435504           15.266755       -12.44%               23,066             2000
   Class - Q/NQ                    12.899854           17.435504        35.16%                  276             1999
                                   10.000000           12.899854        29.00%                    0             1998



   Fidelity VIP II                                                                                              2001
   Contrafund(R)Portfolio:         15.623458           14.349605        -8.15%               35,114             2000
   Service Class - Q/NQ            12.782661           15.623458        22.22%                4,341             1999
                                   10.000000           12.782661        27.83%                    0             1998



   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             13.803577           12.147081       -12.00%                    0             2000
   Class I - Q/NQ                  11.832846           13.803577        16.65%                    0             1999
                                   10.000000           11.832846        18.33%                    0             1998



   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:          10.492359            9.475563        -9.69%                1,735             2000
   Class I - Q/NQ                  10.328064           10.492359         1.59%                    0             1999
                                   10.000000           10.328064         3.28%                    0             1998



   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.409189           10.866357         4.39%                5,236             2000
   Class I* - Q/NQ                 10.084183           10.409189         3.22%                    0             1999
                                   10.000000           10.084183         0.84%                    0             1998



   GVIT GVIT Small Company                                                                                      2001
   Fund: Class I - Q/NQ            17.169820           18.409209         7.22%                3,671             2000
                                   12.109325           17.169820        41.79%                    0             1999
                                   10.000000           12.109325        21.09%                    0             1998


   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class         10.232296           10.644186         4.03%                  988             2000
   I - Q/NQ                        10.234182           10.232296        -0.02%                    0             1999
                                   10.000000           10.234182         2.34%                    0             1998



   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  21.304943           19.411326        -8.89%                3,061             2000
   Portfolio - Q/NQ                14.062035           21.304943        51.51%                  235             1999
                                   10.000000           14.062035        40.62%                    0             1998



   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -            12.520433           12.413955        -0.85%                  710             2000
   Q/NQ                            11.844579           12.520433         5.71%                    0             1999
                                   10.000000           11.844579        18.45%                    0             1998



   Oppenheimer Variable                                                                                         2001
   Account Funds -                 23.819210           20.815942       -12.61%               21,616             2000
   Oppenheimer Aggressive          13.176875           23.819210        80.77%                  144             1999
   Growth Fund/VA - Q/NQ           10.000000           13.176875        31.77%                    0             1998





*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.

The Federated Insurance Series - Federated Quality Bond Fund II was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.



                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
                          (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS      YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   American Century                                                                                             2001
   Variable Portfolios,            14.507084           12.754306       -12.08%                9,969             2000
   Inc. - American Century         12.498159           14.507084        16.07%                3,086             1999
   VP Income & Growth -
   Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            19.434239           15.898785       -18.19%               30,079             2000
   Inc. - American Century         12.045328           19.434239        61.34%                  445             1999
   VP International - Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            10.984159           12.764086        16.20%                3,487             2000
   Inc. - American Century         11.264161           10.984159        -2.49%                  145             1999
   VP Value - Q/NQ




   Credit Suisse Trust -                                                                                        2001
   International Focus             17.408242           12.688214       -27.11%                  903             2000
   Portfolio - Q/NQ                11.535935           17.408242        50.90%                  531             1999




   Dreyfus Variable                                                                                             2001
   Investment Fund                 13.562791           13.253384        -2.28%                4,030             2000
   -Appreciation Portfolio         12.372807           13.562791         9.62%                  158             1999
   - Q/NQ




   Federated Insurance                                                                                          2001
   Series - Federated               9.760781           10.603847         8.64%                3,007             2000
   Quality Bond Fund II -          10.000000            9.760781        -2.39%                  594             1999
   Q/NQ




   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              17.413426           15.232000       -12.53%              118,199             2000
   Class - Q/NQ                    12.896602           17.413426        35.02%               43,036             1999



   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             13.786084           12.119427       -12.09%                5,478             2000
   Class I - Q/NQ                  11.829858           13.786084        16.54%                  690             1999



   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:          10.479056            9.453988        -9.78%                3,405             2000
   Class I - Q/NQ                  10.325454           10.479056         1.49%                  777             1999



   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.395950           10.841575         4.29%               42,303             2000
   Class I* - Q/NQ                 10.081601           10.395950         3.12%                7,486             1999



*The 7 day yield for the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.


   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS      YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   GVIT GVIT Small Company                                                                                      2001
   Fund: Class I - Q/NQ            17.148084           18.367325         7.11%                5,450             2000
                                   12.106268           17.148084        41.65%                    0             1999


   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class         10.219313           10.619936         3.92%                4,020             2000
   I - Q/NQ                        10.231592           10.219313        -0.12%                  744             1999



   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  21.277954           19.367124        -8.98%               14,631             2000
   Portfolio - Q/NQ                14.058496           21.277954        51.35%                   23             1999



   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -            12.504542           12.385684        -0.95%                1,244             2000
   Q/NQ                            11.841583           12.504542         5.60%                  571             1999



   Oppenheimer Variable                                                                                         2001
   Account Funds -                 23.789077           20.768575       -12.70%               20,750             2000
   Oppenheimer Aggressive          13.173548           23.789077        80.58%                2,490             1999
   Growth Fund/VA - Q/NQ





   Victory Variable                                                                                             2001
   Insurance Funds -               10.037475            9.760791        -2.76%                3,470             2000
   Diversified Stock Fund:         10.000000           10.037475         0.37%                1,948             1999
   Class A - Q/NQ




   Victory Variable                                                                                             2001
   Insurance Funds -                9.908553           10.820355         9.20%                  750             2000
   Investment Quality Bond         10.000000            9.908553        -0.91%                  750             1999
   Fund: Class A - Q/NQ





   Victory Variable                                                                                             2001
   Insurance Funds - Small          9.874460           11.749812        18.99%                1,031             2000
   Company Opportunity             10.000000            9.874460        -1.26%                  432             1999
   Fund: Class A - Q/NQ




The Federated Insurance Series - Federated Quality Bond Fund II was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.


                                                OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
                          (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)

   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   American Century                                                                                             2001
   Variable Portfolios,            10.894734            9.573565       -12.13%                3,892             2000
   Inc. - American Century         10.000000           10.894734         8.95%                   68             1999
   VP Income & Growth -
   Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,            15.314929           15.522513       -18.23%                2,702             2000
   Inc. - American Century         10.000000           15.314929        53.15%                   48             1999
   VP International - Q/NQ




   American Century                                                                                             2001
   Variable Portfolios,             8.780117           10.197744        16.15%                1,003             2000
   Inc. - American Century         10.000000            8.780117       -12.20%                    0             1999
   VP Value - Q/NQ




   Credit Suisse Trust -                                                                                        2001
   International Focus             14.650223           10.672586       -27.15%                    0             2000
   Portfolio - Q/NQ                10.000000           14.650223        46.50%                    0             1999



   Dreyfus Variable                                                                                             2001
   Investment Fund -               10.184154            9.946799        -2.33%                1,722             2000
   Appreciation Portfolio:         10.000000           10.184154         1.84%                    0             1999
   Initial Shares - Q/NQ




   Federated Insurance                                                                                          2001
   Series - Federated               9.757496           10.594913         8.58%                  483             2000
   Quality Bond Fund II -          10.000000            9.757496        -2.43%                    0             1999
   Q/NQ




   Fidelity VIP Growth                                                                                          2001
   Portfolio: Service              12.322268           10.773174       -12.57%                7,582             2000
   Class - Q/NQ                    10.000000           12.322268        23.22%                4,941             1999



   Fidelity VIP II                                                                                              2001
   Contrafund(R) Portfolio:        11.278366           10.343090        -8.29%                6,573             2000
   Service Class - Q/NQ            10.000000           11.278366        12.78%                2,835             1999



   GVIT Federated GVIT                                                                                          2001
   Equity Income Fund:             10.778958            9.471062       -12.13%               50,057             2000
   Class I - Q/NQ                  10.000000           10.778958         7.79%                    0             1999



   GVIT Federated GVIT                                                                                          2001
   High Income Bond Fund:           9.676620            8.725646        -9.83%                  258             2000
   Class I  - Q/NQ                 10.000000            9.676620        -3.23%                    0             1999




   UNDERLYING MUTUAL FUND    ACCUMULATION UNIT   ACCUMULATION       PERCENT CHANGE     NUMBER OF
                             VALUE AT            UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS       YEAR
                             BEGINNING OF        END OF PERIOD      UNIT VALUE         AT END OF PERIOD
                             PERIOD

   GVIT Gartmore GVIT                                                                                           2001
   Money Market Fund:              10.209430           10.641677         4.23%                6,060             2000
   Class I* - Q/NQ                 10.000000           10.209430         2.09%                    0             1999



   GVIT GVIT Small Company         14.124755           15.121378         7.06%                3,067             2000
   Fund: Class I - Q/NQ            10.000000           14.124755        41.25%                  237             1999


   GVIT MAS GVIT Multi                                                                                          2001
   Sector Bond Fund: Class          9.897603           10.280419         3.87%                    0             2000
   I - Q/NQ                        10.000000            9.897603        -1.02%                    0             1999



   Neuberger Berman AMT                                                                                         2001
   Mid-Cap Growth                  15.264119           13.886316        -9.03%                5,159             2000
   Portfolio - Q/NQ                10.000000           15.264119        52.64%                    0             1999



   Neuberger Berman AMT                                                                                         2001
   Partners Portfolio -             9.504551            9.409456        -1.00%                    0             2000
   Q/NQ                            10.000000            9.504551        -4.95%                    0             1999



   Oppenheimer Variable                                                                                         2001
   Account Funds -                 16.070617           14.023027       -12.74%                1,770             2000
   Oppenheimer Aggressive          10.000000           16.070617        60.71%                    0             1999
   Growth Fund/VA - Q/NQ





*The 7-day yield on the GVIT Gartmore GVIT Money Market Fund: Class I as of December 31, 2001 was ____%.

The Federated Insurance Series - Federated Quality Bond Fund II was added to the variable account on May 1, 1999. Therefore, the Condensed Financial Information for 1999 reflects the reporting period from May 1, 1999 through December 31, 1999.

PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:

                           (1) Financial statements included in Prospectus.
                               (Part A):
                               Condensed Financial Information.
                               in Part B:

                               Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                           Nationwide Variable Account-9:

                               Independent Auditors' Report.


                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2001.

                               Statements of Operations for the year ended
                               December 31, 2001.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2001 and 2000.


                               Notes to Financial Statements.

                           Nationwide Life Insurance Company and subsidiaries:

                               Independent Auditors' Report.


                               Consolidated Balance Sheets as of December
                               31, 2001 and 2000.

                               Consolidated Statements of Income for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Shareholder's Equity for the years ended December 31, 2001, 2000 and 1999.

                               Consolidated Statements of Cash Flows for the years ended December 31, 2001, 2000 and 1999.

                               Notes to Consolidated Financial Statements.

Item 24.      (b) Exhibits
                         (1)   Resolution of the Depositor's Board of
                               Directors authorizing the establishment of the Registrant - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of contracts between the Depositor and Principal
                               Underwriter - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

                         (5) Variable Annuity Application - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

                         (7)   Not Applicable

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with this Registration Statement (File No. 333-53023) and incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

                         (13)  Performance Advertising Calculation
                               Schedule - Filed previously with this
                               Registration Statement (File No. 333-53023) and incorporated by reference.

Item 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                            BUSINESS ADDRESS                                 WITH DEPOSITOR

                          Lewis J. Alphin                                        Director
                          519 Bethel Church Road
                          Mount Olive, NC 28365-6107

                          A. I. Bell                                             Director
                          4121 North River Road West
                          Zanesville, OH 43701

                          Yvonne M. Curl                                         Director
                          Avaya Inc.
                          Room 3C322
                          211 Mt. Airy Road
                          Basking Ridge, NJ 07290

                          Kenneth D. Davis                                       Director
                          7229 Woodmansee Road
                          Leesburg, OH 45135

                          Keith W. Eckel                                         Director
                          1647 Falls Road
                          Clarks Summit, PA 18411

                          Willard J. Engel                                       Director
                          301 East Marshall Street
                          Marshall, MN 56258

                          Fred C. Finney                                         Director
                          1558 West Moreland Road
                          Wooster, OH 44691

                          Joseph J. Gasper                         President and Chief Operating Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH  43215

                          W.G. Jurgensen                                  Chief Executive Officer
                          One Nationwide Plaza                                 and Director
                          Columbus, OH 43215

                          David O. Miller                           Chairman of the Board and Director
                          115 Sprague Drive
                          Hebron, OH 43025

                          Ralph M. Paige                                         Director
                          Federation of Southern
                          Cooperatives/Land Assistance Fund
                          2769 Church Street
                          East Point, GA  30344

                          James F. Patterson                                     Director
                          8765 Mulberry Road
                          Chesterland, OH  44026

                          Arden L. Shisler                                       Director
                          1356 North Wenger Road
                          Dalton, OH  44618


                         NAME AND PRINCIPAL                               POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR

                          Robert L. Stewart                                      Director
                          88740 Fairview Road
                          Jewett, OH  43986

                          Richard D. Headley                             Executive Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          Michael S. Helfer                             Executive Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Donna A. James.                               Executive Vice President -
                          One Nationwide Plaza                         Chief Administrative Officer
                          Columbus, OH 43215

                          Robert A. Oakley                             Executive Vice President -
                          One Nationwide Plaza                     Chief Financial Officer and Treasurer
                          Columbus, OH 43215

                          Robert J. Woodward, Jr.                       Executive Vice President -
                          One Nationwide Plaza                           Chief Investment Officer
                          Columbus, Ohio 43215

                          John R. Cook, Jr.                               Senior Vice President -
                          One Nationwide Plaza                         Chief Communications Officer
                          Columbus, OH 43215

                          Thomas L. Crumrine                               Senior Vice President
                          One Nationwide Plaza
                          Columbus, OH 43215

                          David A. Diamond                               Senior Vice President -
                          One Nationwide Plaza                              Corporate Strategy
                          Columbus, OH 43215

                          Philip C. Gath                                 Senior Vice President -
                          One Nationwide Plaza                      Chief Actuary -Nationwide Financial
                          Columbus, OH  43215

                          Patricia R. Hatler                              Senior Vice President,
                          One Nationwide Plaza                         General Counsel and Secretary
                          Columbus, OH 43215

                          David K. Hollingsworth                        Senior Vice President -
                          One Nationwide Plaza                           Business Development and
                          Columbus, OH 43215                                 Sponsor Relations

                          David R. Jahn                                  Senior Vice President -
                          One Nationwide Plaza                              Project Management
                          Columbus, OH 43215

                          Richard A. Karas                            Senior Vice President - Sales -
                          One Nationwide Plaza                              Financial Services
                          Columbus, OH 43215


                         NAME AND PRINCIPAL                             POSITIONS AND OFFICES
                          BUSINESS ADDRESS                                    WITH DEPOSITOR

                          Gregory S. Lashutka                            Senior Vice President -
                          One Nationwide Plaza                              Corporate Relations
                          Columbus, OH 43215

                          Edwin P. McCausland, Jr.                       Senior Vice President -
                          One Nationwide Plaza                            Fixed Income Securities
                          Columbus, OH 43215

                          Mark D. Phelan                                 Senior Vice President -
                          One Nationwide Plaza                           Technology and Operations
                          Columbus, OH 43215

                          Douglas C. Robinette                            Senior Vice President -
                          One Nationwide Plaza                                    Claims
                          Columbus, OH 43215

                          Mark R. Thresher                               Senior Vice President -
                          One Nationwide Plaza                        Finance - Nationwide Financial
                          Columbus, OH 43215

                          Richard M. Waggoner                            Senior Vice President -
                          One Nationwide Plaza                                  Operations
                          Columbus, OH 43215

                          Susan A. Wolken                             Senior Vice President - Product
                          One Nationwide Plaza                          Management and Nationwide
                          Columbus, OH 43215                                Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

                *Subsidiaries for which separate financial statements are filed

                **Subsidiaries included in the respective consolidated financial statements

                ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

                ****other subsidiaries



----------------------------------------------------------------------------------------------------------------------------
      COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                     ORGANIZATION            SECURITIES
                                                           (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
----------------------------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.               Texas                                         Holding company

The 401(k) Company                       Texas                                         Third-party administrator for 401(k)
                                                                                       plans

401(k) Investment Advisors, Inc.         Texas                                         Investment advisor registered with
                                                                                       the SEC

401(k) Investments Services, Inc.        Texas                                         NASD registered broker-dealer

Affiliate Agency, Inc.                   Delaware                                      Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

Affiliate Agency of Ohio, Inc.           Ohio                                          Insurance agency marketing life
                                                                                       insurance and annuity products
                                                                                       through financial institutions

AGMC Reinsurance, Ltd.                   Turks and Caico Islands                       Reinsurance company

AID Finance Services, Inc.               Iowa                                          Holding company

Allied Document Solutions, Inc.          Iowa                                          General printing services

ALLIED General Agency Company            Iowa                                          Managing general agent and surplus
                                                                                       lines broker for property and
                                                                                       casualty insurance products

ALLIED Group, Inc.                       Iowa                                          Property and casualty holding company

ALLIED Group Insurance Marketing         Iowa                                          Direct marketer for property and
Company                                                                                casualty insurance products

ALLIED Property and Casualty Insurance   Iowa                                          Underwrites general property and
Company                                                                                casualty insurance

Allnations, Inc.                         Ohio                                          Promotes international cooperative
                                                                                       insurance organizations

AMCO Insurance Company                   Iowa                                          Underwrites general property and
                                                                                       casualty insurance

American Marine Underwriters, Inc.       Florida                                       Underwriting manager for ocean cargo
                                                                                       and bulk insurance

Asset Management Holdings, P/C           United Kingdom                                Holding company

Auto Direkt Insurance Company            Germany                                       Insurance company

Cal-Ag Insurance services, Inc.          California                                    Captive insurance brokerage firm

CalFarm Insurance Agency                 California                                    Former marketing company for
                                                                                       traditional agent producers of
                                                                                       CalFarm Insurance Company

CalFarm Insurance Company                California                                    Multi-line insurance company

Caliber Funding                          Delaware                                      A limited purpose corporation


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

Colonial County Mutual Insurance         Texas                                         Insurance company
Company

Columbus Insurance Brokerage and         Germany                                       General service insurance broker
Service GmbH

Cooperative Service Company              Nebraska                                      Insurance agency that sells and
                                                                                       services commercial insurance
Damian Securities Limited                England/Wales                                 Investment holding company

Depositors Insurance Company             Iowa                                          Underwrites property and casualty
                                                                                       insurance

Discover Insurance Agency of Texas, LLC  Texas                                         Insurance agency

Discover Insurance Agency, LLC           Texas                                         Insurance agency

eNationwide, LLC                         Ohio                                          Limited liability company that
                                                                                       provides administrative services to
                                                                                       Nationwide's direct operations

Excaliber Funding Corporation            Delaware                                      Limited purpose corporation

F&B, Inc.                                Iowa                                          Insurance agency

Farmland Mutual Insurance Company        Iowa                                          Mutual insurance company

Fenplace Limited                         England/Wales                                 Inactive

Fenplace Two Ltd.                        England/Wales                                 Previously provided investment
                                                                                       management and advisory services to
                                                                                       business, institutional and private
                                                                                       investors; transferred investment
                                                                                       management activity to Gartmore
                                                                                       Investment Limited

Financial Horizons Distributors Agency   Alabama                                       Insurance agency marketing life
of Alabama, Inc.                                                                       insurance and annuity products
                                                                                       through financial institutions

Financial Horizons Distributors Agency   Ohio                                          Insurance marketing life insurance
of Ohio, Inc.                                                                          and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency   Oklahoma                                      Insurance marketing life insurance
of Oklahoma, Inc.                                                                      and annuity products through
                                                                                       financial institutions

Financial Horizons Distributors Agency   Texas                                         Insurance marketing life insurance
of Texas, Inc.                                                                         and annuity products through
                                                                                       financial institutions

*Financial Horizons Investment Trust     Massachusetts                                 Diversified, open-end investment
                                                                                       company

Financial Horizons Securities            Oklahoma                                      Limited broker-dealer doing business
Corporation                                                                            solely in the financial institution
                                                                                       market

Gartmore 1990 Ltd.                       England/Wales                                 A general partner in a limited
                                                                                       partnership formed to invest in
                                                                                       unlisted securities

Gartmore 1990 Trustee Ltd.               England/Wales                                 Inactive



                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

Gartmore Capital Management Ltd.         England/Wales                                 Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited

Gartmore Europe Ltd.                     England/Wales                                 Investment holding company

Gartmore Fund Managers International     Jersey, Channel Islands                       Investment administration and support
Limited

Gartmore Fund Managers Ltd.              England/Wales                                 Authorized unit trust management

Gartmore Indosuez UK Recovery Fund       England/Wales                                 General partner in two limited
                                                                                       partnerships formed to invest in
                                                                                       unlisted securities

Gartmore Investment Ltd.                 England/Wales                                 Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients

Gartmore Investment Management           Jersey, Channel Islands                       Investment management services
(Channel Islands) Limited

Gartmore Investment Management plc       England/Wales                                 Investment holding company

Gartmore Investment Services GmbH        Germany                                       Marketing support

Gartmore Investment Services Ltd.        England/Wales                                 Investment holding company

Gartmore Japan Limited                   Japan                                         Investment management

Gartmore Nominees Ltd.                   England/Wales                                 Inactive

Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                       Inactive

Gartmore Pension Fund Trustees, Ltd.     England/Wales                                 Trustee of Gartmore Pension Scheme

Gartmore Scotland Ltd.                   Scotland                                      Inactive

Gartmore Securities Ltd.                 England/Wales                                 Investment holding company; joint
                                                                                       partner in Gartmore Global Partners

Gartmore U.S. Ltd.                       England/Wales                                 Joint partner in Gartmore Global
                                                                                       Partners

GIL Nominees Ltd.                        England/Wales                                 Inactive

GatesMcDonald Health Plus Inc.           Ohio                                          Managed care organization

Gates, McDonald & Company                Ohio                                          Services employers for managing
                                                                                       workers' and unemployment compensation
                                                                                       matters

Gates, McDonald & Company of Nevada      Nevada                                        Self-insurance administration, claims
                                                                                       examinations and data processing
                                                                                       services

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

Gates, McDonald & Company of New York,   New York                                      Workers' compensation/self-insured
Inc.                                                                                   claims administration services to
                                                                                       employers with exposure in New York

Insurance Intermediaries, Inc.           Ohio                                          Insurance agency providing commercial
                                                                                       property and casualty brokerage
                                                                                       services

Landmark Financial Services of New       New York                                      Insurance agency marketing life
York, Inc.                                                                             insurance and annuity products through
                                                                                       financial institutions

Leben Direkt Insurance Company           Germany                                       Life insurance through direct mail

Lone Star General Agency, Inc.           Texas                                         General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company

MedProSolutions, Inc.                    Massachusetts                                 Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims
Morley & Associates, Inc.                Oregon                                        Insurance brokerage

Morley Capital Management, Inc.          Oregon                                        Investment adviser and stable value
                                                                                       money management

Morley Financial Services, Inc.          Oregon                                        Holding company

Morley Research Associates, Ltd.         Delaware                                      Credit research consulting

**MRM Investments, Inc.                  Ohio                                          Owns and operates a recreational ski
                                                                                       facility

**National Casualty Company              Wisconsin                                     Insurance company

National Casualty Company of America,    England                                       Insurance company
Ltd.

National Deferred Compensation, Inc.     Ohio                                          Administers deferred compensation
                                                                                       plans for public employees
**National Premium and Benefit           Delaware                                      Provides third-party administration
Administration Company                                                                 services

Nationwide Advisory Services, Inc.       Ohio                                          Registered broker-dealer providing
                                                                                       investment management and
                                                                                       administrative services

Nationwide Affinity Insurance Company    Kansas                                        Insurance company
of America

**Nationwide Agency, Inc.                Ohio                                          Insurance agency

Nationwide Agribusiness Insurance        Iowa                                          Provides property and casualty
Company                                                                                insurance primarily to agricultural
                                                                                       business

Nationwide Arena, LLC                    Ohio                                          Limited liability company related to
                                                                                       arena development
*Nationwide Asset Allocation Trust       Ohio                                          Diversified open-end investment company


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

Nationwide Asset Management Holdings,    United Kingdom                                Holding company
Ltd.

Nationwide Assurance Company             Wisconsin                                     Underwrites non-standard automobile
                                                                                       and motorcycle insurance

Nationwide Cash Management Company       Ohio                                          Investment securities agent

Nationwide Corporation                   Ohio                                          Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company

Nationwide Exclusive Distribution        Ohio                                          A limited liability company providing
Company, LLC                                                                           agency support services to Nationwide
                                                                                       exclusive agents

Nationwide Financial Assignment Company  Ohio                                          Assignment company to administer
                                                                                       structured settlement business

Nationwide Financial Institution         Delaware                                      Insurance agency
Distributors Agency, Inc.


Nationwide Financial Institution         New Mexico                                    Insurance agency
Distributors Agency, Inc. of New Mexico

Nationwide Financial Institution         Massachusetts                                 Insurance agency
Distributors Agency, Inc. of
Massachusetts

Nationwide Financial Services            Bermuda                                       Long-term insurer which issued
(Bermuda) Ltd.                                                                         variable annuity and variable life
                                                                                       products to persons outside the U.S.
                                                                                       and Bermuda

Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust                                                                                  securities and uses proceeds to
                                                                                       acquire debentures

Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust II                                                                               securities and uses proceeds to
                                                                                       acquire debentures

Nationwide Financial Services, Inc.      Delaware                                      Holding company for entities
                                                                                       associated with Nationwide Mutual
                                                                                       Insurance Company

Nationwide Foundation                    Ohio                                          Not-for profit corporation

Nationwide General Insurance Company     Ohio                                          Primarily provides automobile and fire
                                                                                       insurance to select customers

Nationwide Global Finance, LLC           Ohio                                          Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts

Nationwide Global Funds                  Luxembourg                                    Exempted company with limited
                                                                                       liability for purpose of issuing
                                                                                       investment shares to segregated asset
                                                                                       accounts of Nationwide Financial
                                                                                       Services (Bermuda) Ltd. and to
                                                                                       non-U.S. resident investors

Nationwide Global Holdings, Inc.         Ohio                                          Holding company for Nationwide
                                                                                       Insurance Enterprise international
                                                                                       operations


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                Analyzes European market of life
Luxembourg Branch                        Luxembourg                                    insurance

Nationwide Global Japan, Inc.            Delaware                                      Holding company

Nationwide Global Limited                Hong Kong                                     Primarily a holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       Asian operations

Nationwide Global Holdings-NGH Brasil    Brazil                                        Holding company
Participacoes LTDA

Nationwide Health Plans, Inc.            Ohio                                          Health insuring organization

Nationwide Home Mortgage Company         Iowa                                          Mortgage lendor

Nationwide Holdings, SA                  Brazil                                        Participates in other companies
                                                                                       related to international operations

*Nationwide Indemnity Company            Ohio                                          Reinsurance company assuming business
                                                                                       from Nationwide Mutual Insurance

                                                                                       Company and other insurers within the
                                                                                       Nationwide Insurance Enterprise
Nationwide Insurance Company of America  Wisconsin                                     Independent agency personal lines
                                                                                       underwriter of property and casualty
                                                                                       insurance


Nationwide Insurance Company of Florida  Ohio                                          Transacts general insurance business
                                                                                       except life insurance

Nationwide International Underwriters    California                                    Special risks, excess and surplus
                                                                                       lines underwriting manager

Nationwide Investing Foundation          Michigan                                      Provides investors with continuous
                                                                                       source of investment under management
                                                                                       of trustees

*Nationwide Investing Foundation II      Massachusetts                                 Diversified, open-end investment
                                                                                       company

Nationwide Investment Services           Oklahoma                                      Registered broker-dealer
Corporation

Nationwide Investors Services, Inc.      Ohio                                          Stock transfer agent

**Nationwide Life and Annuity            Ohio                                          Life insurance company
Insurance Company

**Nationwide Life Insurance Company      Ohio                                          Life insurance company

Nationwide Lloyds                        Texas                                         Commercial property insurance in Texas

Nationwide Management Systems, Inc.      Ohio                                          Preferred provider organization,
                                                                                       products and related services

Nationwide Mutual Fire Insurance         Ohio                                          Mutual insurance company
Company

*Nationwide Mutual Funds                 Ohio                                          Diversified, open-end investment
                                                                                       company

Nationwide Mutual Insurance Company      Ohio                                          Mutual insurance company

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
Nationwide Properties, Ltd.              Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments
Nationwide Property and Casualty         Ohio                                          Insurance company
Insurance Company

Nationwide Realty Investors, Inc.        Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments

Nationwide Retirement Plan Services,     Ohio                                          Insurance agency
Inc.

Nationwide Retirement Solutions, Inc.    Delaware                                      Market and administer deferred
                                                                                       compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Alabama                                       Market and administer deferred
of Alabama                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arizona                                       Market and administer deferred
of Arizona                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Arkansas                                      Market and administer deferred
of Arkansas                                                                            compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Montana                                       Market and administer deferred
of Montana                                                                             compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Nevada                                        Market and administer deferred
of Nevada                                                                              compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    New Mexico                                    Market and administer deferred
of New Mexico                                                                          compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Ohio                                          Market variable annuity contracts to
of Ohio                                                                                members of the National Education
                                                                                       Association in the state of Ohio

Nationwide Retirement Solutions, Inc.    Oklahoma                                      Market variable annuity contracts to
of Oklahoma                                                                            members of the National Education
                                                                                       Association in the state of Oklahoma

Nationwide Retirement Solutions, Inc.    South Dakota                                  Market and administer deferred
of South Dakota                                                                        compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Texas                                         Market and administer deferred
of Texas                                                                               compensation plans for public
                                                                                       employees

Nationwide Retirement Solutions, Inc.    Wyoming                                       Market variable annuity contracts to
of Wyoming                                                                             members of the National Education
                                                                                       Association in the state of Wyoming

                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

Nationwide Retirement Solutions          Massachusetts                                 Market and administer deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees

Nationwide Seguradora S.A.               Brazil                                        Engage in elementary, health and life
                                                                                       insurance; private open pension and
                                                                                       wealth concession plans

*Nationwide Separate Account Trust       Massachusetts                                 Diversified, open-end investment
                                                                                       company

Nationwide Services Company, LLC.        Ohio                                          Single member limited liability
                                                                                       company performing shared services
                                                                                       functions for the Nationwide
                                                                                       Insurance Enterprise

Nationwide Towarzstwo Ubezieczen na      Poland                                        Life insurance and pension products
Zycie SA                                                                               in Poland

Nationwide Trust Company, FSB            United States                                 Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers

Nationwide UK Asset Management           United Kingdom                                Holding company
Holdings, Ltd.

Nationwide UK Holding Company, Ltd.      United Kingdom                                Holding company

Neckura Holding Company                  Germany                                       Administrative services for Neckura
                                                                                       Insurance Group

Neckura Insurance Company                Germany                                       Insurance company

Neckura Life Insurance Company           Germany                                       Life and health insurance company

Nevada Independent                       Nevada                                        Workers' compensation administrative
Companies-Construction                                                                 services to Nevada employers in the
                                                                                       construction industry

Nevada Independent Companies-Health      Nevada                                        Workers' compensation administrative
and Nonprofit                                                                          services to Nevada employers in
                                                                                       health and nonprofit industries

Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Hospitality and Entertainment                                                          services to Nevada employers in the
                                                                                       hospitality and entertainment
                                                                                       industries


Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Manufacturing, Transportation and                                                      services to Nevada employers in the
Distribution                                                                           manufacturing, transportation and
                                                                                       distribution industries

NFS Distributors, Inc.                   Delaware                                      Holding company for Nationwide
                                                                                       Financial Services, Inc. distribution
                                                                                       companies


                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)

NGH Luxembourg, S.A                      Luxembourg                                    Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations

NGH Netherlands, B.V.                    The Netherlands                               Holding company for other overseas
                                                                                       companies

NGH UK, Ltd.                             United Kingdom                                Assists Nationwide Global Holdings,
                                                                                       Inc. with European operations and
                                                                                       marketing

Northpointe Capital LLC                  Delaware                                      Limited liability company for
                                                                                       investments

PanEuroLife                              Luxembourg                                    Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France

Pension Associates, Inc.                 Wisconsin                                     Pension plan administration and
                                                                                       record keeping services

Portland Investment Services, Inc.       Oregon                                        NASD registered broker-dealer

Premier Agency, Inc.                     Iowa                                          Insurance agency

Riverview Agency, Inc.                   Texas                                         Has a pending application to become a
                                                                                       licensed insurance agency with the
                                                                                       Texas Department of Insurance

Scottsdale Indemnity Company             Ohio                                          Insurance company

Scottsdale Insurance Company             Ohio                                          Insurance company

Scottsdale Surplus Lines Insurance       Arizona                                       Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis

Siam-Ar-Na-Khet Company Limited          Thailand                                      Holding company
Sun Direct                               Germany                                       Writes direct auto insurance
Versicherungs-Atiengesclischaft

SVM Sales GmbH, Neckura Insurance Group  Germany                                       Recruits and supervises external
                                                                                       sales partners who obtain new
                                                                                       business for the Neckura Group as
                                                                                       well as to offer financial services

Thai Prasit Nationwide Company Limited   Thailand                                      Holding company

Union Bond & Trust Company               Oregon                                        Oregon state bank with trust powers

Vertboise, SA                            Luxembourg                                    Real property holding company

Vicpic Ltd.                              England/Wales                                 Inactive

Villanova Capital, Inc.                  Delaware                                      Holding company

Villanova Distribution Services, Inc.    Iowa                                          Broker-dealer


                COMPANY                     STATE/COUNTRY OF      NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                              ORGANIZATION         (SEE ATTACHED CHART
                                                                     UNLESS OTHERWISE
                                                                        INDICATED)
Villanova Global Asset Management Trust  Delaware                                         Holding company for Gartmore Group
                                                                                          and a registered investment advisor

Villanova Mutual Fund Capital Trust      Delaware                                         Trust designed to act as a
                                                                                          registered investment advisor

Villanova SA Capital Trust               Delaware                                         Trust designed to act as a
                                                                                          registered investment advisor

Villanova Securities, LLC                Delaware                                         Provides brokerage services for
                                                                                          block mutual fund trading for both
                                                                                          affiliated and non-affiliated
                                                                                          investment advisors and performs
                                                                                          block mutual fund trading directly
                                                                                          with fund companies

Western Heritage Insurance Company       Arizona                                          Underwrites excess and surplus
                                                                                          lines of property and casualty
                                                                                          insurance


                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)

  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account

  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-7                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account

  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies

  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
      Account -D                                                      Annuity Separate Account    Policies

                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies

Item 27.      NUMBER OF CONTRACT OWNERS

              The number of contract owners of Qualified and Non-Qualified Contracts as of ______________, 2002 was ____ and _____,
              respectively.

Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-7, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   NATIONWIDE AFFINITY   |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|       OF AMERICA        |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 500,000    |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|100%       $23,843,431   |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |------------------------------------------
     ||                                          |
     ||  --------------------------------        |   --------------------------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |
     ||  |Guaranty Fund                 |        |   |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |
         |Certificate                   |   |    |---|------------     Shares       |
         |-----------                   |   |    |   |                              |
         |                 Cost         |   |    |   |                 Cost         |
         |                 ----         |   |    |   |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |
         |                              |   |    |   |         AND CASUALTY         |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |
         |------------                  |   |    |   |Common Stock:    60,000       |
         |                              |---|    |---|------------     Shares       |
         |                 Cost         |   |    |   |                              |
         |                 ----         |   |    |   |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |
         --------------------------------   |    |   --------------------------------
                                            |    |
         --------------------------------   |    |   --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |
         |           COMPANY            |   |    |   |            COMPANY           |
         |Common Stock:    600 Shares   |   |    |   |                              |
         |------------                  |----    |---|Common Stock:    1,750        |
         |                              |        |   |------------     Shares       |
         |                 Cost         |            |                              |
         |                 ----         |        |   |                 Cost         |
         |Farmland                      |        |   |                 ----         |
         |Mutual-100%      $5,336,063   |        |   |Casualty-100%    $41,750,000  |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |   --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |
         |             (SIC)            |        |   |                              |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |
     |---|------------     Shares       |--------|---|------------     Shares       |
     |   |                              |        |   |                              |
     |   |                              |        |   |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |
     |   |                              |        |   |-------------                 |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |
     |   --------------------------------        |   -------------------------------
     |                                           |
     |   --------------------------------        |   --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |
     |---|------------     Shares       |        |---|  -------------               |
     |   |                              |        |   |                              |
     |   |                 Cost         |        |   |                 Cost         |
     |   |                 ----         |        |   |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |
     |   |                              |        |   |                              |
     |   --------------------------------        |   ----------------|---------------
     |                                           |                   |
     |   --------------------------------        |   ----------------|---------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |
     |   |           COMPANY            |        |   |                              |
     |   |Common Stock:    10,000       |        |   |                              |
  ---|---|------------     Shares       |        |   |                              |
         |                              |        |   |                              |
         |                 Cost         |        |   |                              |
         |                 ----         |        |   |                              |
         |SIC-100%         $10,000      |        |   |NC-100%                       |
         --------------------------------        |   --------------------------------
                                                 |
         --------------------------------        |
         |             RP&C             |        |
         |         INTERNATIONAL        |        |
         |                              |        |
         |Common Stock:    1,050        |        |
         |------------     Shares       |---------
         |                              |
         |                 Cost         |
         |                 ----         |
         |Casualty-21.9%  $2,400,740    |
         |                              |
         --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,320,978,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    116,847,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,186 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16.1%   $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16.1%       $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |                              |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            September 30, 2001

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $133,070,003 |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
   |  |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
   |  |                           |      |------------               | |      |                     |
   |  | NW Life-97.6%             |      |                           | |      |                     |
   |  | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
   |  -----------------------------      ----------------------------- |      -----------------------
   |  -----------------------------      ----------------------------- |
   |  |   NATIONWIDE COMMUNITY    |      |   NATIONWIDE FINANCIAL    | |
   |  |   DEVELOPMENT CORP., LLC  |      | INSTITUTION DISTRIBUTORS  | |
   |  |                           |      |        AGENCY, INC.       | |
   |  | Units:                    |      |       OF NEW MEXICO       |--
    --| ------                    |      |                           |
      |                           |      |Common Stock: 100 Shares   |
      |                           |      |------------               |
      | NW Life-67%               |      |                           |
      | NW Indemnity-33%          |      |NFIDAI-100%                |
      -----------------------------      -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,320,978,093 |
                                                  |FIRE            649,510    116,847,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $13,500,000 | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   CORVIANT CORPORATION   |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |           (CC)           |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |  |  |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |  |  |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |  |  |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |  |  |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |                                 |                              |                   .            |
                               |   ----------------------------  |  --------------------------  |  -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |  |  |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |  |  |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |  |  |                          |  |--
|                         |        |              Cost        |  |  |                        |  |  |                          |  |
|                         |        |              ----        |  |  |                        |  |  |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |  |  |CC-100%                   |  |
---------------------------        ----------------------------  |  --------------------------  |  ----------------------------  |
                                                                 |                              |                                |
                                   ----------------------------  |  --------------------------  |  ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |  |  |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |  |  |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |  |  |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |  |  |------------- Shares      |  |
                                   |              Cost        |     |                        |  |  |              Cost        |  |
                                   |              ----        |     |                        |  |  |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |  |  |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------  |  ----------------------------  |
                                                                                                |                                |
                                                                  ----------------------------  |  ----------------------------  |
                                                                  | VILLANOVA CAPITAL GLOBAL |  |  |         MORLEY &         |  |
                                                                  |TECH. LONG/SHORT FUND, LLC|  |  |     ASSOCIATES, INC.     |  |
                                                                  |                          |  |  |                          |  |
                                                                  |UNITS:                    |---  |Common Stock: 3,500       |--|
                                                                  |                          |        ----------- Shares      |
                                                                  |                          |     |              Cost        |
                                                                  |VSA-25%                   |     |              ----        |
                                                                  |FIRE-75%                  |     |Morley-100%   $1,000      |
                                                                  ----------------------------     ----------------------------



                                                                                                                            (Right)
















------------------------|------------------------------|------------------|-------------------|
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
                        |                              |                  |                   |
         ---------------|--------------   -------------|----------------- |      -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        | |      |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      | |      |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             | |      |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    | |  |---|Common Stock:  100 Shares |
         |------------                | | |------------                 | |  |   |------------              |
         |               Cost         | | |               Cost          | |  |   |               Cost       |
         |               ----         | | |               ----          | |  |   |               ----       |
         |NW Corp.-100%  $606,434,210 | | |NW Corp.-100%  $25,683,532   | |  |   |                          |
         |                            | | |------------------------------ |  |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                               |  |   ----------------------------
         ------------------------------ | |------------------------------ |  |   ----------------------------
         ------------------------------ | |  MEDPROSOLUTIONS, INC.      | |  |   |    NATIONWIDE MANAGEMENT |
         |     EAGLE ACQUISITION      | | |                             | |  |   |        SYSTEMS, INC.     |
         |       CORPORATION          | | |               Cost          | |  |   |                          |
         |NFS-100%                    | | |               ----          | |  |---|Common Stock:  100 Shares |
         ------------------------------ | |Gates-100%     $6,700,000    | |  |   |-------------             |
         ------------------------------ | |                             | |  |   |               Cost       |
         |    VILLANOVA MUTUAL FUND   | | |                             | |  |   |               ----       |
         |     CAPITAL TRUST (VMF)    | | ------------------------------- |  |   |NHP Inc.-100%  $25,149    |
----|----|                            | |                                 |  |   ----------------------------
    |    |                            | | |------------------------------ |  |   ----------------------------
    |    |                            | | |     GATES MCDONALD &        | |  |   |         NATIONWIDE       |
    |    |                            | | | COMPANY OF NEW YORK, INC.   | |  |   |        AGENCY, INC.      |
    |    |                            | --|                             | |  |   |                          |
    |    |                            | | |Common Stock:  3 Shares      | |  |---|Common Stock:  100 Shares |
    |    |   DELAWARE BUSINESS TRUST  | | |------------                 | |      |------------              |
    |    ------------------------------ | |               Cost          | |      |               Cost       |
    |                                   | |               ----          | |      |               ----       |
    |    ------------------------------ | |Gates-100%     $106,947      | |      |NHP Inc.-99%   $116,077   |
    |    |        NORTHPOINTE         | | ------------------------------- |      ----------------------------
    |    |        CAPITAL LLC         | |                                 |
    |    |                            | | ------------------------------- |      ----------------------------
    |....|                            | | |      GATES MCDONALD &       | |      |   MRM INVESTMENTS, INC.  |
         |                            | | |     COMPANY OF NEVADA       | |      |                          |
         |                            | --|                             | |----- |                          |
         |                            | | |Common Stock:  40 Shares     |        |                          |
         |VILLANOVA CAPITAL, INC.-65% | | |------------                 |        |                          |
         ------------------------------ | |               Cost          |        |CORP.-100%                |
                                        | |               ----          |        ----------------------------
         ------------------------------ | |Gates-100%     $93,750       |
         |     EXCALIBER FUNDING      | | -------------------------------
         |        CORPORATION         | |
---------|Common Stock: 1,000 Shares  | | -------------------------------
         |-------------               | | |       GATES MCDONALD        |
         |              Cost          | | |      HEALTH PLUS, INC.      |
         |              ----          | --|                             |
         |Morley-100%   $1,000        | | |Common Stock:  200 Shares    |
         ------------------------------ | |------------                 |
                                        | |               Cost          |
         ------------------------------ | |               ----          |
         |      CALIBER FUNDING       | | |Gates-100%     $2,000,000    |
         |        CORPORATION         | | -------------------------------
         |                            | |
---------|                            | | -------------------------------
         |                            | | |NEVADA INDEPENDENT COMPANIES-|
         | Morley-100%                | | |MANUFACTURING TRANSPORTATION |
         |                            | | |       AND DISTRIBUTION      |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
                                        | -------------------------------
                                        | |      NEVADA INDEPENDENT     |
                                        | |     COMPANIES-HEALTH AND    |
                                        --|           NONPROFIT         |
         ------------------------------ | |Common Stock:  1,000 Shares  |
         |      MORLEY RESEARCH       | | |------------                 |
         |      ASSOCIATES, LTD.      | | |                             |
---------|                            | | |Gates-100%                   |
         |Common Stock:  1,000 Shares | | -------------------------------
         |-------------               | |
         |               Cost         | | -------------------------------
         |               ----         | | |     NEVADA INDEPENDENT      |
         |Morley-100%    $1,000       | | |   COMPANIES-CONSTRUCTION    |
         ------------------------------ --|                             |
                                        | |Common Stock:  1,000 Shares  |
         ------------------------------ | |------------                 |
         |       MORLEY CAPITAL       | | |                             |
         |         MANAGEMENT         | | |Gates-100%                   |
         |                            | | -------------------------------
---------|Common Stock:  500 Shares   | |
         |-------------               | | -------------------------------
         |                Cost        | | |     NEVADA INDEPENDENT      |
         |                ----        | | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |Morley-100%     $5,000      | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         ------------------------------   |                             |       Limited Liability Company -- Dotted Line
                                          |Common Stock:  1,000 Shares  |
         ------------------------------   |------------                 |
         |     UNION BOND & TRUST     |   |                             |
         |           COMPANY          |   |Gates-100%                   |       SEPTEMBER, 30, 2001
         |                            |   -------------------------------
---------|Common Stock:  2,000 Shares |
         |------------                |
         |               Cost         |                                                                             Page 2
         |               ----         |
         |Morley-100%    $50,000      |
         ------------------------------

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |      GARTMORE FUND MANAGERS     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |       INTERNATIONAL LIMITED     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |    |              (GFMI)             |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |----|                                 |   |   |                                 |
      |                              |  |    |    | GISL - 99.99%                   |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GSL - .01%                      |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
                      |                 |    |                     |                    |
      ----------------|---------------  |    |    -----------------|-----------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE SECRETARIES       |   |   |    GARTMORE SECURITIES LTD.     |
      |       HOLDINGS PLC           |  |    |    |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (AMH)               |  |    |    |                                 |   |   |                                 |
      |                              |  |    |----| GFMI - 94%                      |   |---|                                 |
      |                              |  |         | GSL - 3%                        |       | GIM - 99.99%                    |
      | NUKHCL - 100%                |  |         | GIM - 3%                        |       | GNL - .01%                      |
      ----------------|---------------  |         -----------------------------------       -----------------------------------
                      |                 |
                      |                 |
                      |                 |
      ----------------|---------------  |
      |    GARTMORE INVESTMENT       |  |
      |       MANAGEMENT PLC         |  |
      |          (GIM)               |  |
      |                              |--|
      | AMH - 99.99%                 |
      | GNL - .01%                   |
      --------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,320,978,093 |
                                           | FIRE         649,510      116,847,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $606,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |
                |       |  GARTMORE INVESTMENT LTD.    |        |
                |       |           (GIL)              |        |
                |-------|                              |        |------
                |       | GIM - 50%                    |        |
                |       | GNL - 50%                    |        |
                |       ---------------|----------------        |
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 100%                   |        |       | GIM - 50%                    |
                |       |                              |        |       | GSL - 50%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSL - .01%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSL - 1%                     |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSL - 50%                    |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 |                          | ----------------|----------------   ---------------------------------
 |                          | |     NATIONWIDE FINANCIAL      |   |      NGH LUXEMBOURG S.A.      |
 |                          | |            SP. ZO.O.          |   |            (LUX SA)           |
 |                          | |                               |   |                               |
 |                          | |                               | |-|Common Stock:    5,894 Shares  |
 |                          | | Common Stock: 40,950 Shares   | | |------------                   |
 |                          | | ------------                  | | |                 Cost          |
 |                          | |                               | | |                 -----         |
 |                          | | NGH - 100%                    | | |BRANCH-99.98%      115,470,723 |
 |                          | |                               | | |                   EURO        |
 |                          | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 |                          | --------------------------------- | ---------------------------------
 |                          | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 |                          | |      COMPANY LTD. (SIAM)      | | |                               |
 |                          |.|                               | |-|                               |
 |                            |                               | | |                               |
 |                            | NGH - 48.99%                  | | | LUX SA - 100%                 |
 |                            ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   | GUS - 50%            |   | PEL - 99.99%                  |                                      |                             |
   | GSL - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies--
                                                                                        Contractual Association--
                                                                                        Limited Liability Company--

                                                                                        September 30, 2001                   Page 3

         (b)             NATIONWIDE INVESTMENT SERVICES CORPORATION
                                   DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER

W.G. Jurgensen                                              Chairman and Chief Executive Officer and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Joseph J. Gasper                                                   Chairman of the Board and
One Nationwide Plaza                                                        Director
Columbus, OH 43215

Richard A. Karas                                                   Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215

Duane C. Meek                                                              President
One Nationwide Plaza
Columbus, OH 43215

Philip C. Gath                                                              Director
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                                             Director
One Nationwide Plaza
Columbus, OH 43215

Robert A. Oakley                                                   Executive Vice President -
One Nationwide Plaza                                                Chief Financial Officer
Columbus, OH 43215

Robert J. Woodward, Jr.                                            Executive Vice President -
One Nationwide Plaza                                                Chief Investment Officer
Columbus, OH 43215

Mark R. Thresher                                              Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215

Barbara J. Shane                                              Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215

Alan A. Todryk                                                     Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215

John F. Delaloye                                                      Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215

Glenn W. Soden
One Nationwide Plaza                                         Associate Vice President and Secretary
Columbus, OH 43215

E. Gary Berndt                                                        Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS

                                                                     POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                         WITH UNDERWRITER

Carol L. Dove                                 Associate Vice President -Treasury Services and Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

Terry C. Smetzer                                                      Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215

         (c)
         NAME OF PRINCIPAL         NET UNDERWRITING       COMPENSATION ON          BROKERAGE             COMPENSATION
         UNDERWRITER               DISCOUNTS AND          REDEMPTION OR            COMMISSIONS
                                   COMMISSIONS            ANNUITIZATION

         Nationwide Investment     N/A                    N/A                      N/A                   N/A
         Services Corporation

Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES


As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 and has caused this Post-Effective Amendment No. 11 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 21st day of February, 2002.


                                   NATIONWIDE VARIABLE ACCOUNT-9
                     --------------------------------------------------------
                                          (Registrant)
                                 NATIONWIDE LIFE INSURANCE COMPANY
                     --------------------------------------------------------
                                          (Depositor)

                                      By/s/ STEVEN SAVINI, ESQ.
                     --------------------------------------------------------
                                         Steven Savini, Esq.


As required by the Securities Act of 1933, Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 21st day of February, 2002.

               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin

A. I. BELL                                                Director
----------------------------------------
A. I. Bell

Yvonne M. Curl                                            Director
----------------------------------------
Yvonne M. Curl

KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis

KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel

Willard J. Engel                                          Director
----------------------------------------
Willard J. Engel

Fred C. Finney                                            Director
----------------------------------------
Fred C. Finney

Joseph J. Gasper                               President and Chief Operating
----------------------------------------            Officer and Director
Joseph J. Gasper

W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------                And Director
W.G. Jurgensen

David O. Miller                                  Chairman of the Board and
----------------------------------------                  Director
David O. Miller

Ralph m. paige                                            Director
----------------------------------------
Ralph M. Paige

James F. Patterson                                        Director
----------------------------------------
James F. Patterson

Arden L. Shisler                                          Director                                By /s/ STEVEN SAVINI
----------------------------------------                                             -----------------------------------------------
Arden L. Shisler                                                                                      Steven Savini
                                                                                                    Attorney-in-Fact

Robert L. Stewart                                         Director
----------------------------------------
Robert L. Stewart